UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Lexington Ave, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI China Large-Cap 50 ETF (ticker: CHIL)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Norway ETF (ticker: NORW)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X FTSE Southeast Asia ETF (ticker: ASEA)

Annual Report

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X MSCI China Energy ETF	70
Global X MSCI China Materials ETF	72
Global X MSCI China Industrials ETF	76
Global X MSCI China Consumer Discretionary ETF	81
Global X MSCI China Consumer Staples ETF	85
Global X MSCI China Health Care ETF	88
Global X MSCI China Financials ETF	92
Global X MSCI China Information Technology ETF	97
Global X MSCI China Communication Services ETF	101
Global X MSCI China Utilities ETF	104
Global X MSCI China Real Estate ETF	106
Global X MSCI China Large-Cap 50 ETF	109
Global X MSCI Greece ETF	112
Global X MSCI Norway ETF	116
Global X DAX Germany ETF	121
Global X MSCI Portugal ETF	124
Global X MSCI Colombia ETF	128
Global X MSCI Argentina ETF	132
Global X MSCI Pakistan ETF	136
Global X MSCI Nigeria ETF	139
Global X MSCI Next Emerging & Frontier ETF	141
Global X FTSE Nordic Region ETF	155
Global X FTSE Southeast Asia ETF	159
Statements of Assets and Liabilities	163
Statements of Operations	169
Statements of Changes in Net Assets	175
Financial Highlights	187
Notes to Financial Statements	201
Report of Independent Registered Public Accounting Firm	228
Disclosure of Fund Expenses	230
Liquidity Risk Management Program	234
Supplemental Information	235
Trustees and Officers of the Trust	236
Notice to Shareholders	238

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year  as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

Global X MSCI China Energy ETF
The Global X MSCI China Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Energy IMI Plus 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the Energy sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the Energy sector and generally includes companies whose businesses involve: oil, gas, consumable fuels, alternative energy and electricity production and distribution, and energy equipment and services.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 22.05%, while the Underlying Index decreased 21.33%. The Fund had a net asset value of $10.43 per share on October 31, 2019 and ended the reporting period with a net asset value of $7.79 per share on October 31, 2020.
During the reporting period, the highest returns came from COSCO SHIPPING Energy Transportation and Shaanxi Coal Industry, which returned 17.56% and 14.65%, respectively. The worst performers were China LNG Group and Honghua Group, which returned -68.56% and -59.14%, respectively.
During the reporting period, China imposed strict lockdown measures to combat the COVID-19 pandemic, bringing many industries to a standstill. As economic activities experienced a 10% quarter-over-quarter contraction in the first quarter of 2020, demand for energy decreased significantly. Electricity demand dropped quickly in the first quarter of 2020 due to a decline in power demand but recovered completely by June, resulting in a demand recovery for electricity plant fuels. Continued expectations for lower oil prices also hurt certain Energy firms in the oil & gas segment. As a net importer of oil, China’s demand for oil gas has seen a strong recovery in the second half of 2020, with lower oil prices and China’s economic recovery from COVID-19 lockdowns resulting in a pick-up in domestic oil demand. As a result, China imported almost 13% of total global oil supplies from April to September. Although China remains a net importer of gas, the country continues is producing more liquified natural gas, potentially helping to offset some of the longer-term reliance on foreign oil producers.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Energy ETF	-22.05%	-20.56%	-8.77%	-8.12%	-4.21%	-3.92%	-3.47%	-3.33%
Hybrid Solactive China Energy Total Return Index/ MSCI China Energy IMI Plus 10/50 Index**	-21.33%	-21.33%	-7.94%	-7.94%	-3.37%	-3.37%	-2.65%	-2.65%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.60%	3.60%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 15, 2009.
** Reflects performance of Solactive China Energy Total Return Index through December 5, 2018 and MSCI China Energy IMI Plus 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

Global X MSCI China Materials ETF
The Global X MSCI China Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Materials 10/50 Index (“Underlying Index”).  The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the Materials sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the Materials sector and generally includes companies whose businesses involve: chemicals, metals and mining, and forestry and paper products.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 29.88%, while the Underlying Index increased 30.96%. The Fund had a net asset value of $14.50 per share on October 31, 2019 and ended the reporting period with a net asset value of $18.18 per share on October 31, 2020.
During the reporting period, the highest returns came from Ganfeng Lithium and Inner Mongolia Junzheng Energy & Chemical Group, which returned 194.24% and 183.61%, respectively. The worst performers were China Zhongwang Holdings and Beijing SJ Environmental Protection and New Material, which returned -54.71% and -40.27%, respectively.
During the reporting period, COVID-19 pandemic caused unprecedented damage to the global economy, leading to widespread business closures, while disrupting factory production, global supply chains, and consumer demand. Significant disruptions in supply chains and a collapse of international trade had a severe impact on China’s Materials sector in the early months of the pandemic. Although industrial output suffered a severe contraction in the first quarter of 2020, it ultimately managed to rebound. Growth in exports and automobile and retail sales in China during the latter half of the year contributed significantly to the recovery of the Materials sector. China’s building materials segment also contributed, with its value-added output improving during the first three quarters of 2020. Despite the global slowdown, imports of unwrought copper and iron ore were strong as of October 2020.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Materials ETF	29.88%	32.10%	-2.00%	-1.84%	10.36%	10.61%	-2.40%	-2.36%
Hybrid Solactive China Materials Total Return Index/ MSCI China Materials 10/50 Index**	30.96%	30.96%	-1.19%	-1.19%	9.30%	9.30%	-2.04%	-2.04%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.18%	3.18%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on January 12, 2010.
** Reflects performance of Solactive China Materials Total Return Index through December 5, 2018 and MSCI China Materials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Global X MSCI China Industrials ETF
The Global X MSCI China Industrials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Industrials 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the Industrials sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the Industrials sector and generally includes companies whose businesses involve: construction and materials, electronic and electrical equipment, industrial engineering, industrial transportation, and support services, and trading companies, shipbuilding and aerospace.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 5.57%, while the Underlying Index increased 6.41%. The Fund had a net asset value of $12.92 per share on October 31, 2019 and ended the reporting period with a net asset value of $13.43 per share on October 31, 2020.
During the reporting period, the highest returns came from Contemporary Amperex Technology and Shenzhen Inovance Technology, which returned 278.28% and 171.55%, respectively. The worst performers were BEST, Inc and CITIC, which returned -55.23% and -42.87%, respectively.
During the reporting period, strict lockdowns imposed by China’s government to combat the COVID-19 pandemic temporarily paralyzed major swathes of the economy. As a result, the economy contracted 10% quarter-over-quarter in the first quarter of 2020. Worldwide lockdowns and the plummeting of international trade had a significant negative impact on China’s Industrials sector, resulting in a contraction in the first quarter of 2020. However, it improved gradually in the following months and recorded modest growth as lockdowns eased, workers returned to their jobs, and global trade recovered. Manufacturing output contributed significantly to this recovery. A rise in consumer confidence and a gradual recovery in retail sales, automobile sales, and exports further strengthened the recovery. As the economy recovered, industrial giants saw profit growth for the fourth straight month in August. While the automobiles and electronics industries recorded significant recoveries in profits, profit declines in the mining and raw materials industries continued to persist with weak global demand.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Industrials ETF	5.57%	6.97%	-3.50%	-3.56%	0.85%	0.41%	0.21%	0.11%
Hybrid Solactive China Industrials Total Return Index/ MSCI China Industrials 10/50 Index**	6.41%	6.41%	-4.05%	-4.05%	0.40%	0.40%	0.70%	0.70%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.81%	3.81%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.
** Reflects performance of Solactive China Industrials Total Return Index through December 5, 2018 and MSCI China Industrials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Global X MSCI China Consumer Discretionary ETF
The Global X MSCI China Consumer Discretionary ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the consumer discretionary sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the consumer staples sector and generally includes companies whose businesses involve: general retail, diversified consumer services, food production and retail, beverages, household goods, leisure goods, personal goods, automobiles, auto components and distributors, tobacco, media, and travel and leisure.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 67.98%, while the Underlying Index increased 69.02%. The Fund had a net asset value of $17.68 per share on October 31, 2019 and ended the reporting period with a net asset value of $29.45 per share on October 31, 2020.
During the reporting period, the highest returns came from NIO Inc and BYD Company, which returned 2,008.96% and 322.54%, respectively. The worst performers were Luckin Coffee Inc and China First Capital Group, which returned -94.54% and -90.30%, respectively.
Years of wage growth and urbanization have substantially increased the consumption habits of millions of Chinese citizens. Improving the consumption component is vital, as maintaining higher economic growth primarily on exports and investment has become more difficult for China amid rising trade tensions and reduced labor competitiveness. The government had taken a series of measures to adjust the growth model of the Chinese economy from an export-led economy to a consumption-oriented one. Promoting consumer-focused areas like e-commerce, automobiles, education, and tourism, have helped achieve these goals. However, such efforts suffered a major blow during the reporting period when the economy came to a halt due to strict lockdown measures imposed to contain the COVID-19 pandemic. The economy contracted 10% quarter-over-quarter in the first quarter of 2020, recording the first contraction since 1992. It gained momentum in the second and third quarters and grew 11.7% and 2.7% quarter-over-quarter, respectively, as lockdown measures were effective at containing the virus and allowed workers to return to their jobs. Retail sales, since plummeting early in the year, continued to recover gradually alongside rising consumer confidence.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Discretionary ETF	67.98%	69.29%	20.85%	20.94%	19.01%	19.13%	7.55%	7.57%
Hybrid Solactive China Consumer Total Return Index/MSCI China Consumer Discretionary 10/50 Index**	69.02%	69.02%	21.66%	21.66%	19.82%	19.82%	8.20%	8.20%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.81%	3.81%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.
** Reflects performance of Solactive China Total Return Index through December 5, 2018 and MSCI China Consumer Discretionary 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices  above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

Global X MSCI China Consumer Staples ETF
The Global X MSCI China Consumer Staples ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Staples 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the consumer staples sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the consumer staples sector and generally includes companies whose businesses involve: personal products, packaged foods and meat, brewers, agriculture products, hypermarkets and supermarkets, and, distillers & vintners.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 42.48%, while the Underlying Index increased 42.76%. The Fund had a net asset value of $21.08 per share on October 31, 2019 and ended the reporting period with a net asset value of $29.04 per share on October 31, 2020.
During the reporting period, the highest returns came from Shanxi Xinghuacun Fen Wine Factory and Tongwei, which returned 167.33% and 156.96%, respectively. The worst performers were Wen’s Foodstuff Group and Tech-bank Food, which returned -38.36% and -22.56%, respectively.
China’s economy is in a transition phase as wages continue to rise and the middle class expands. This transformation has led to a substantial increase in domestic demand for basic consumer goods, which in turn has contributed to the expansion of the Consumer Staples sector. The momentum in consumer expenditure has been a key component in supporting economic growth in China. Amid the economic slowdown due to the COVID-19 pandemic and trade conflicts with the U.S., China has depended heavily on domestic consumption to stabilize the economy during a weak environment. Further supporting consumption in China has been the country’s aggressive curbs to the spread of COVID-19. Early and aggressive lockdowns allowed workers to return to their jobs faster, avoiding lost wages and contributing to consumption growth. For example, despite the pandemic, industrial output rose 6.9% in October from a year earlier and consumer confidence increased to 120.50 points in September from 116.40 points in August, showing signs of strengthening consumerism.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Staples ETF	42.48%	41.96%	44.68%	45.02%
MSCI China Consumer Staples 10/50 Index	42.76%	42.76%	45.37%	45.37%
MSCI Emerging Markets Index	8.25%	8.25%	9.03%	9.03%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

Global X MSCI China Health Care ETF
The Global X MSCI China Health Care ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Health Care 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the healthcare sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the healthcare sector and generally includes companies whose businesses involve: Biotechnology, Health Care Equipment & Supplies, Health Care Providers & Services, Health Care Technology, Life Sciences Tools & Services, and Pharmaceuticals.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 34.62%, while the Underlying Index increased 35.77%. The Fund had a net asset value of $17.70 per share on October 31, 2019 and ended the reporting period with a net asset value of $23.68 per share on October 31, 2020.
During the reporting period, the highest returns came from Chongqing Zhifei Biological Products and Alibaba Health Information Technology, which returned 247.26% and 158.74%, respectively. The worst performers were 3SBio, Inc and China Resources Pharmaceutical Group, which returned -50.29% and -44.64%, respectively.
An aging population, alongside trends in rising wages and living standards, and broader access to health care have been key to the modernization of China’s Health Care sector. These secular trends combined with the sheer size of China’s population have created substantial growth opportunities for private companies in the Health Care space. Beyond just China’s domestic health care market, China plays an important role in the global healthcare industry. Chinese firms manufacture about 40% of active pharmaceutical ingredients used worldwide and export a significant volume of medical supplies all over the world. The government of China, with a key focus on the healthcare industry, has announced a number of reforms to strengthen the healthcare system in the country. The China Healthcare Report 2020 outlines major investments in research and development (R&D) as well as innovation and rapid growth of the biopharmaceutical industry. These efforts are expected to continue to grow the sector’s strong momentum.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Health Care ETF	34.62%	36.65%	27.74%	28.13%
MSCI China Healh Care 10/50 Index	35.77%	35.77%	28.68%	28.68%
MSCI Emerging Markets Index	8.25%	8.25%	9.03%	9.03%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

Global X MSCI China Financials ETF
The Global X MSCI China Financials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Financials 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the Financials sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the Financials sector and generally includes companies whose businesses involve: banking; insurance, real estate, and financial services.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 7.24%, while the Underlying Index decreased 5.94%. The Fund had a net asset value of $15.83 per share on October 31, 2019 and ended the reporting period with a net asset value of $14.25 per share on October 31, 2020.
During the reporting period, the highest returns came from East Money Information and CSC Financial, which returned 97.79% and 97.40%, respectively. The worst performers were China Ding Yi Feng Holdings and Anxin Trust, which returned -94.32% and -55.25%, respectively.
The COVID-19 pandemic has caused widespread economic issues, which have impacted Financials around the world. China’s Financials sector has not been immune as lockdowns and reduced economic activity locally and around the world, have put pressure on debtors in China. Beijing made decisive and proactive efforts to contain the spread on the virus and stabilize the economy. Yet the pandemic has still negatively impacted banks’ asset quality. Smaller banks are experiencing a deterioration in asset quality and a sharp rise in credit risks, while large state-owned commercial banks are generally in better shape, as they have sufficient capital buffers. Small and medium-sized banks are more vulnerable, as these institutions account for a much larger share of the loans to small and medium enterprises (SMEs). Joint stock banks, urban commercial banks, and rural commercial banks comprise 70% of SME loans, while large commercial banks account for only 30% of SME loans. The pandemic has mostly affected SME borrowers, with a quick deterioration in the quality of their loans. The industry-wide non-performing loan (NPL) ratio for banks accelerated to over 2% in the first quarter of 2020. Despite these recent challenges, China has continued to open its Financials sector to a more global audience and the banking sector has significantly increased its focus on digital transformation to remain competitive and increase profitability.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Financials ETF	-7.24%	-5.23%	-3.48%	-3.23%	2.69%	2.94%	1.86%	1.94%
Hybrid Solactive China Financials Total Return Index/MSCI China Financials 10/50 Index**	-5.94%	-5.94%	-2.72%	-2.72%	3.53%	3.53%	2.48%	2.48%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.69%	3.69%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 10, 2009.
** Reflects performance of Solactive China Financials Total Return Index through December 5, 2018 and MSCI China Financials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

Global X MSCI China Information Technology ETF
The Global X MSCI China Information Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Information Technology 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the performance of the Information Technology sector in China as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the Information Technology sector and generally includes companies whose businesses involve: communications equipment, electronic equipment, instruments & components, IT Services, semiconductors & semiconductor equipment, software, and, technology hardware, storage & peripherals.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 57.01%, while the Underlying Index increased 58.09%. The Fund had a net asset value of $17.92 per share on October 31, 2019 and ended the reporting period with a net asset value of $27.78 per share on October 31, 2020.
During the reporting period, the highest returns came from LONGi Green Energy Technology and Xinyi Solar Holdings, which returned 252.48% and 228.92%, respectively. The worst performers were GCL System Integration Technology and China Railway Signal & Communication Corp, which returned -42.51% and -41.43%, respectively.
During the reporting period, China’s technology giants saw their businesses thrive despite the COVID-19 pandemic. Strict lockdowns forced people to rely more on digital services rather than physical, in-person experiences. The government encouraged domestic consumption in the low-mobility environment by promoting the use of digital technologies such as e-commerce, cloud computing, 5G, and gaming. Industrial output of information transmission, software and IT service industry grew in the first six months of 2020. Beyond the pandemic, increased support for the domestic technology industry has led to numerous projects to implement digitalization across the economy. New infrastructure developments, such as the construction of 5G towers, is expected to provide further support for the sector’s growth.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Information Technology ETF	57.01%	59.41%	39.66%	40.08%
MSCI China Information Technology 10/50 Index	58.09%	58.09%	40.42%	40.42%
MSCI Emerging Markets Index	8.25%	8.25%	9.03%	9.03%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

Global X MSCI China Communication Services ETF
The Global X MSCI China Communication Services ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Communication Services 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the communication services sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the communication services sector and generally includes companies whose businesses involve: Diversified Telecommunication Services, Entertainment, Interactive Media & Services, Media, Software, and, Wireless Telecommunication Services.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 18.61%, while the Underlying Index increased 19.49%. The Fund had a net asset value of $22.18 per share on October 31, 2019 and ended the reporting period with a net asset value of $26.13 per share on October 31, 2020.
During the reporting period, the highest returns came from Mango Excellent Media Co. Ltd. Class A and China Literature Ltd, which returned 188.24% and 108.03%, respectively. The worst performers were Momo Inc Sponsored ADR Class A and China Unicom (Hong Kong) Limited, which returned -53.77% and -35.82%, respectively.
Rapid urbanization and the emerging middle class have driven the surge in demand for communications services in China. China’s communications industry saw steady growth in the first half of this year, despite the impact of the COVID-19 pandemic, given that more people become increasingly reliant on digital and virtual platforms to stay connected from home during the COVID-19 pandemic. The combined revenue of the sector rose 3.2% year-over-year, reaching 692.7 billion yuan in the first half of 2020. Revenue from the data and internet business saw stable growth, and the number of fixed broadband internet users increased steadily, signaling prospects of an advancing digital economy. China is home to the world’s largest telecommunications market with about 1.6 billion subscribers. China’s aim to become a pioneer in 5G technology has so far been successful domestically, despite western governments’ reservation towards using Chinese 5G technology.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Communication Services ETF	18.61%	20.24%	-2.61%	-2.86%	5.24%	5.45%	6.42%	6.43%
Hybrid Solactive China Technology Index/NASDAX OMX China Technology Index/MSCI China Communication Services 10/50 Index **	19.49%	19.49%	-1.97%	-1.97%	6.19%	6.19%	7.26%	7.26%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.65%	3.65%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 8, 2009.
** Reflects performance of Solactive China Technology Index through December 13, 2011, NASDAQ OMX China Technology Index through December 5, 2018 and the MSCI China Communication Services 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

Global X MSCI China Utilities ETF
The Global X MSCI China Utilities ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Utilities 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the Utilities sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the Utilities sector and generally includes companies whose businesses involve: independent power and renewable electricity producers, gas utilities, and, water utilities.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 10.92%, while the Underlying Index decreased 10.18%. The Fund had a net asset value of $15.81 per share on October 31, 2019 and ended the reporting period with a net asset value of $13.70 per share on October 31, 2020.
During the reporting period, the highest returns came from China Longyuan Power Group and SDIC Power Holdings, which returned 30.00% and 19.57%, respectively. The worst performers were Towngas China and Beijing Enterprises Holdings, which returned -37.95% and -33.53%, respectively.
During the reporting period, strict lockdowns imposed by China’s government to combat the COVID-19 pandemic hindered economic activities across the country. Worldwide lockdowns also triggered a collapse in international trade, which in turn led to a sharp fall in electricity demand by manufacturers and businesses in China. Industrial activities account for more than 65% of national power demand. However, during China’s lockdown period, residential electricity demand and electricity demand from the telecom and internet sectors recorded a significant increase, mildly offsetting the lost industrial demand. As the economy recovered gradually in the second quarter of 2020, demand for power rose 3.9% quarter-over-quarter. One bright spot in the Energy sector is renewable energy production, which rose to 33% of total electric power in September from 23% in January, while the share of coal power generation fell to 60% in September 2020 from 69% in January.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Utilities ETF	-10.92%	-11.09%	-2.86%	-2.60%
MSCI China Utilities 10/50 Index	-10.18%	-10.18%	-2.08%	-2.08%
MSCI Emerging Markets Index	8.25%	8.25%	9.03%	9.03%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

Global X MSCI China Real Estate ETF
The Global X MSCI China Real Estate ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Real Estate 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure the equity performance of the investable universe of companies in the Real Estate sector of the Chinese economy, as defined by MSCI, Inc., the provider of the Underlying Index. It is comprised of securities of companies that have their main business operations in the Real Estate sector and generally includes companies whose businesses involve: Real Estate Development, Diversified Real Estate Activities, and, Real Estate Management & Development.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 2.55%, while the Underlying Index decreased 2.08%. The Fund had a net asset value of $17.23 per share on October 31, 2019 and ended the reporting period with a net asset value of $16.18 per share on October 31, 2020.
During the reporting period, the highest returns came from KWG Group Holdings and Longfor Group Holdings, which returned 81.88% and 36.10%, respectively. The worst performers were Sino-Ocean Group Holding and Poly Property Services, which returned -45.68% and -36.05%, respectively.
The COVID-19 pandemic had a significant negative impact on China’s real estate sector in the first quarter of 2020, with every core performance metric plunging into negative territory across both realty and construction. The housing segment suffered in particularly, with a sharp fall in sales volumes; even house and rental prices experienced a decline. Big cities suffered major challenges as well; residential mass market sales by square meterage in Beijing plummeted and transaction volumes also slumped during the first quarter in 2020. However, the sector managed to bounce back, owing to cheaper credit and incremental policy easing. Property sales by floor area grew gradually in August, September and October 2020 as the economy began to find even footing. Property investment also expanded sharply in September and October 2020. The regulators, however, remain concerned about high property prices in China amid cheaper credit to support the coronavirus-stricken economy. Regulators have taken a series of measures to control property prices and cut the availability of mortgage loans to spur household spending instead of repaying debt to stimulate the economy.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Real Estate ETF	-2.55%	-2.59%	6.94%	6.57%
MSCI China Real Estate 10/50 Index	-2.08%	-2.08%	7.62%	7.62%
MSCI Emerging Markets Index	8.25%	8.25%	9.03%	9.03%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Large-Cap 50 ETF

Global X MSCI China Large-Cap 50 ETF
The Global X MSCI China Large-Cap 50 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Top 50 Select Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the broad China equity universe, while including the 50 largest constituents, as defined by MSCI, Inc., the provider of the Underlying Index. The broad China equity universe includes securities that are classified in China according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in China and carry out the majority of their operations in China.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 30.23%, while the Underlying Index increased 30.71%. The Fund had a net asset value of $27.60 per share on October 31, 2019 and ended the reporting period with a net asset value of $35.40 per share on October 31, 2020.
During the reporting period, the highest returns came from Meituan and JD.com ADR, which returned 211.03% and 161.70%, respectively. The worst performers were CNOOC and Geely Automobile Holdings, which returned -35.01% and -31.46%, respectively.
China suffered a major economic downturn in the first quarter of 2020 as strict lockdown measures to control the spread of the COVID-19 pandemic disrupted economic activities, including industrial operations and consumption. The economy recorded its first contraction since 1992, when it suffered a 10% contraction quarter-over-quarter in the first quarter of 2020. The export-led economy suffered further due to global lockdowns and major disruptions to international trade. However, the government initiated a series of measures to get the economy back on track. These included increased policy support, on both fiscal and monetary fronts. While the government took measures to stimulate the economy and spur consumption with increased expenditure, the People’s Bank of China (PBoC) laid out a number of monetary-easing measures, including cuts in lending rates and banks’ reserve requirement ratios (RRR). The economy responded and grew 11.7% and 2.7% quarter-over-quarter in the second and third quarters of 2020, respectively. As consumer confidence improved from 116.40 points in August to 120.50 points in September, retail sales also improved during August and September. In addition, exports saw a gradual growth, while industrial output increased in October 2020. Large firms in China immensely benefitted from the stimulus measures and the quick economic revival, while many other countries lagged behind as they struggled to contain the virus.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Large-Cap 50 ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Large-Cap 50 ETF	30.23%	31.02%	21.59%	21.69%
MSCI China Top 50 Select Index	30.71%	30.71%	22.02%	22.02%
MSCI Emerging Markets Index	8.25%	8.25%	9.03%	9.03%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Large-Cap 50 ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Global X MSCI Greece ETF
The Global X MSCI Greece ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc., the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 39.39%, while the Underlying Index decreased 39.11%. The Fund had a net asset value of $9.97 per share on October 31, 2019 and ended the reporting period with a net asset value of $17.68 per share on October 31, 2020, following a 1:3 reverse share split on April 28, 2020.
During the reporting period, the highest returns came from Terna Energy S.A. and Public Power Corporation S.A., which returned 69.68% and 58.10%, respectively. The worst performers were GasLog Ltd and GasLog Partners LP, which returned -80.65% and -80.20%, respectively.
The Greek government acted swiftly in the early stages of the COVID-19 pandemic and imposed a strict lockdown in March that largely contained the spread of the first wave of the virus in Europe. Economic contraction, however, was inevitable. Growth came to a halt when the economy contracted -0.5% and -15.2% year-over-year in the first and second quarters, respectively. Lockdown measures had a negative impact on business activity, and global travel restrictions adversely affected the tourism-dependent economy. Tourism revenue in the peak months of July and August plummeted over -75% in comparison to 2019’s figures. This year’s services exports, which include receipts from tourism, contracted -48.3% in the second quarter. Industrial production also took a substantial hit in the early stages of the pandemic, but began to show signs of recovery in the third quarter of 2020. The Greek government announced a tax relief package and additional stimulus in September to boost jobs and the economy. The European Economic Recovery Plan, agreed on by European Union leaders, is also likely to bolster economic growth in the future.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Greece ETF	-39.39%	-38.11%	-11.94%	-11.59%	-8.78%	-8.69%	-8.82%	-8.70%
Hybrid MSCI All Greece Select 25/50 Index/ FTSE/ATHEX Custom Capped Index**	-39.11%	-39.11%	-11.51%	-11.51%	-8.05%	-8.05%	-7.99%	-7.99%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	4.08%	4.08%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2011.
** Reflects performance of the FTSE/ATHEX Custom Capped Index through February 29, 2016 and MSCI All Greece Select 25/50 Index, thereafter. The inception of the MSCI All Greece Select 25/50 Index (“New Index”) was on December 23, 2015. Effective on or around March 1, 2016, the Fund began to track the New Index. The change was due to the planned migration to the New Index, potentially allowing for broader exposure to the local market.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

Global X MSCI Norway ETF
The Global X MSCI Norway ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The  Underlying  Index  is  designed  to represent  the  performance  of  the  broad  Norway  equity  universe,  as  defined  by  MSCI, Inc., the provider of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 16.32%, while the Underlying Index decreased 16.13%. The Fund had a net asset value of $11.69 per share on October 31, 2019 and ended the reporting period with a net asset value of $9.59 per share on October 31, 2020.
During the reporting period, the highest returns came from NEL ASA and Europris ASA, which returned 119.02% and 100.50%, respectively. The worst performers were Norwegian Air Shuttle ASA and Borr Drilling Limited, which returned -98.70% and -90.85%, respectively.
Norway’s economy, like many other economies, plunged into recession in the first half of 2020 as a result of the COVID-19 pandemic. The lockdown measures taken to combat the pandemic brought many industries to a standstill. As a result, economic growth plummeted -1.7% and -5.1% quarter over quarter in the first and second quarters of 2020, respectively. Unemployment rose from a pre-pandemic level of 3.7% in February to 6.7% by the end of October. The Norwegian government’s quarterly public spending exceeded its overall income for the first time in 25 years in the second quarter of 2020. This was mainly due to a sharp fall in tax revenue and the low price of crude oil. Private consumption tumbled -4.3% and -10.8% in the first and second quarters, respectively, mainly due to a contraction in household spending on the food, transport and recreation sectors. Despite its severe economic decline, Norway is facing a milder recession than most of Europe, as early and swift government measures helped control the spread of the virus.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF	-16.32%	-15.79%	-7.02%	-7.06%	1.52%	1.57%	-0.97%	-0.95%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	-16.13%	-16.13%	-6.75%	-6.75%	1.80%	1.80%	-0.42%	-0.42%
MSCI EAFE Index	-6.86%	-6.86%	-1.24%	-1.24%	2.85%	2.85%	3.48%	3.48%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 9, 2010.
**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

Global X DAX Germany ETF
The Global X DAX Germany ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the DAX® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the segment of the largest and most actively traded companies - known as blue chips - on the German equities market. The Underlying Index contains the shares of among the 30 largest German companies in terms of liquidity and free-float market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. Liquidity is defined as book order volume, which is the sum of the daily turnover over the prior 12-month period. The Prime Standard segment is a market segment of the Frankfurt Stock Exchange which includes companies with higher transparency and reporting standards than those of the General Standard, which is the minimum reporting standard currently required by European Union regulation. The 30 stocks contained in the Index generally represent about 80% of the market capitalization listed in Germany.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased by 6.53%, while the Underlying Index decreased by 6.22%. The Fund had a net asset value of $27.28 per share on October 31, 2019 and ended the reporting period with a net asset value of $25.21 per share on October 31, 2020.
During the reporting period, the highest returns came from Infineon Technologies AG and Deutsche Post AG, which returned 45.43% and 28.86% respectively. The worst performers were Wirecard AG and Bayer AG, which returned -98.83% and -36.67%, respectively.
The COVID-19 pandemic has led Germany into recession, and the economy is expected to experience the largest slump since World War II. The economy contracted -2.2%  and -10.1% quarter on quarter in the first quarter and the second quarter of 2020, respectively, recording the largest declines since quarterly gross domestic product calculations for Germany were first recorded in 1970. As a leading exporter of manufactured goods, Germany was affected severely by disruptions to international trade caused by the COVID-19 health crisis. Exports and imports of goods and services as well as household expenditure and capital formation in machinery and equipment recorded large slumps. The government, however, raised its expenditure during the crisis to support the economy. Gross domestic product recoved and grew 8.2% quarter-over-quarter in the third quarter of 2020.

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X DAX Germany ETF*	-6.53%	-5.53%	-4.80%	-4.71%	1.68%	2.02%	2.10%	2.28%
DAX® Index	-6.22%	-6.22%	-4.35%	-4.35%	2.35%	2.35%	2.91%	2.91%
MSCI EAFE Index	-6.86%	-6.86%	-1.24%	-1.24%	2.85%	2.85%	2.76%	2.76%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on October 22, 2014. The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above and on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

Global X MSCI Portugal ETF
The Global X MSCI Portugal ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Portugal Plus 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the broad Portugal equity universe, while including a minimum number of constituents, as defined by MSCI, Inc., the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 18.37%, while the Underlying Index decreased 18.33%. The Fund had a net asset value of $10.71 per share on October 31, 2019 and ended the reporting period with a net asset value of $8.50 per share on October 31, 2020.
During the reporting period, the highest returns came from Banco Espirito Santo SA and EDP Renovaveis SA, which returned 300.00% and 67.99%, respectively. The worst performers were Banco Comercial Portugues SA and Ramada Investimentos e Industria, SA, which returned -61.22% and -50.15%, respectively.
Portugal was one of the most affected countries on the European continent to be hit by the COVID-19 pandemic because of its heavy reliance on exports and tourism, both of which tumbled during the pandemic. Domestic demand tumbled by -10.60% and exports plunged -36.10%, while imports slumped by -28.10% in the second quarter of 2020. To tackle the crisis, the government announced a €3 billion package to provide loans to companies and other measures, such as easing layoff legislation and suspending mortgage payments, to help firms and families. As a result, domestic demand, exports and imports all showed signs of a recovery in third quarter of 2020, although gross domestic product shrank 5.80% year-on-year extending the recession for the third straight quarter. These broad economic challenges led to the Fund’s negative performance during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Portugal ETF	-18.37%	-18.61%	-8.04%	-8.22%	-0.49%	-0.44%	-4.63%	-4.69%
Hybrid FTSE Portugal 20 Index/MSCI All Portugal Plus 25/50 Index**	-18.33%	-18.33%	-8.02%	-8.02%	-0.54%	-0.54%	-4.52%	-4.52%
MSCI EAFE Index	-6.86%	-6.86%	-1.24%	-1.24%	2.85%	2.85%	2.10%	2.10%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 12, 2013.
** Hybrid index performance reflects the performance of the FTSE Portugal 20 Index through December 5, 2016, and the MSCI All Portugal Plus 25/50 Index thereafter.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above and on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Global X MSCI Colombia ETF
The Global X MSCI Colombia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc., the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 36.91%, while the Underlying Index decreased 37.08%. The Fund had a net asset value of $9.54 per share on October 31, 2019 and ended the reporting period with a net asset value of $23.26 per share on October 31, 2020, following a 1:4 reverse share split on April 28, 2020.
During the reporting period, the highest returns came from GRUPO ENERGIA BOGOTA S.A. E.S.P and Interconexion Electrica SA ESP, which returned 2.65% and -3.22%, respectively. The worst performers were Avianca Holdings SA Pfd and Grupo de Inversiones Suramericana SA Pfd, which returned -96.93% and -51.15%, respectively.
Colombia’s gross domestic product grew 1.1% year-over-year in the first quarter of 2020, but the economy contracted on a quarter-over-quarter basis from the fourth quarter of 2019. The economy showed signs of a slowdown in the first quarter of 2020 when the construction, entertainment and recreation, and mining sectors contracted -9.2%, -3.2% and -3.0% year-over-year, respectively, despite 6.8% and 2.6% year-over-year growth in agricultural and real estate activities, respectively. As the pandemic led to a deterioration in economic activities around the world, Colombia’s second-quarter gross domestic product plummeted -15.7% year-over-year. Government lockdown measures led to the shutdown of businesses and a significant increase in unemployment. While private consumption plummeted -15.9% year-over-year, fixed investment contracted significantly by -32.2% year-over-year. Construction and manufacturing activities further contracted -31.7% and -25.4%, respectively, during the second quarter of 2020. The government responded promptly and announced a fiscal package to stimulate the economy. The government also announced further assistance by providing special lines of credit and loan guarantees for firms severely affected by the pandemic. In addition, the central bank slashed the intervention rate by 2.5% between March and September, its lowest historical level. The central bank also introduced a range of measures to increase liquidity to buffer the economic downturn. Despite these efforts to stimulate economic growth, the challenging backdrop led to negative performance during the reporting period for Colombian equities.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	-36.91%	-36.88%	-12.45%	-12.67%	-5.53%	-5.56%	0.21%	0.14%
Hybrid MSCI All Colombia Select 25/50 Index/MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	-37.08%	-37.08%	-12.19%	-12.19%	-5.15%	-5.15%	0.98%	0.98%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	8.92%	8.92%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 5, 2009.
**Reflects performance of the FTSE Colombia 20 Index through July 14, 2014, the MSCI All Colombia Capped Index through August 30, 2016 and the MSCI All Colombia Select 25/50 Index, thereafter. The inception of the MSCI All Colombia Select 25/50 Index (“New Index”) was on July 15, 2016. Effective on or around August 31, 2016, the Fund began to track the New Index. This change was due to the planned migration to the New Index, potentially improving the trading characteristics of the Fund.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

Global X MSCI Argentina ETF
The Global X MSCI Argentina ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents, as defined by MSCI, Inc., the provider of the Underlying Index. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 8.61%, while the Underlying Index increased 9.03%. The Fund had a net asset value of $21.83 per share on October 31, 2019 and ended the reporting period with a net asset value of $23.64 per share on October 31, 2020.
During the reporting period, the highest returns came from MercadoLibre, Inc. and Globant SA, which returned 132.79% and 93.66%, respectively. The worst performers were Phoenix Global Resources plc and YPF SA Sponsored ADR Class D, which returned -67.55% and -65.60%, respectively.
Argentina experienced its most severe economic contraction in 16 years, and the country entered a third year of recession, with the economy shrinking -4.6% and -19.8% year-over-year in the first and second quarters, respectively. As the country’s longstanding economic crisis deepened, the unemployment rate rose to 13.1% and the poverty rate expanded to 40.9% in the second quarter of 2020, a significant increase from 35.5% in the second half of 2019. Domestic demand plummeted -8.2% and -23.1% year-over-year in the first and second quarters, respectively, driven by lockdown measures as a result of the COVID-19 pandemic and low consumer confidence. Private consumption tumbled -6.3% and -22.3% year-over-year in the first and second quarters, respectively, amid elevated economic uncertainty. Fixed investment also fell a sharp -18.3% and -38.4% year-over-year over the first and second quarters, due to business closures and a contraction in investment in construction and machinery equipment. However, the Argentine government managed to restructure USD $65 billion worth of foreign debt in September. This created crucial fiscal breathing space with foreign creditors, despite the bumpy fiscal road ahead. In addition, the existing negative sentiment heading into 2020 meant that the economic challenges this year were less shocking to the market, already somewhat being priced-in. Therefore despite the aforementioned economic challenges, equity prices still increased over the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	8.61%	8.05%	-8.77%	-8.87%	4.46%	4.27%	-1.47%	-1.52%
Hybrid FTSE Argentina 20 Index/MSCI All Argentina 25/50 Index**	9.03%	9.03%	-9.10%	-9.10%	4.65%	4.65%	-0.90%	-0.90%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	2.39%	2.39%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on March 2, 2011.
**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF
The Global X MSCI Pakistan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the broad Pakistan equity universe, while including a minimum number of constituents, as defined by MSCI, Inc., the provider of the Underlying Index. The broad Pakistan equity universe includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 6.99%, while the Underlying Index increased 8.64%. The Fund had a net asset value of $6.58 per share on October 31, 2019 and ended the reporting period with a net asset value of $27.40 per share on October 31, 2020, following a 1:4 reverse share split on April 28, 2020.
During the reporting period, the highest returns came from Maple Leaf Cement Factory Ltd and Honda Atlas Cars (Pakistan) Ltd, which returned 153.04% and 130.10% respectively. The worst performers were Pakistan Petroleum Limited and Oil & Gas Development Co. Ltd, which returned -29.25% and -25.05%, respectively.
Pakistan entered 2020 coming off a relatively slow growth rate of 1.9% in 2019, due to monetary and fiscal tightening implemented to control the country’s high current account and fiscal deficits. In the second quarter of 2020, a series of actions were taken to curtail the spread of the COVID-19 pandemic, including partial lockdowns, restrictions on air travel, and the closure of non-essential businesses. Although these restrictions were gradually removed, disruptions to domestic demand and supply were inevitable, as households reduced consumption and businesses were unable to operate. Surging food inflation, rising energy prices, and a weaker rupee caused consumer price inflation (CPI) to rise from an average of 6.8% in fiscal year 2019 to an average of 10.7% in fiscal year 2020. The central bank’s policy rate was subsequently lowered to 7% in June from 13.25% in March to help stimulate growth. The central bank also implemented multiple measures to provide liquidity support to firms. While total exports contracted -7.5% amid weak global demand, imports were down -19.3%. This helped narrow the current account deficit from 4.8% of gross domestic product in fiscal year 2019 to 1.1% of gross domestic product in fiscal year 2020. Despite the global economic slowdown, remittances continued to increase and recorded over $2 billion for the fourth consecutive month as of September 2020.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	6.99%	6.07%	-15.14%	-15.56%	-9.07%	-9.61%	-9.48%	-9.83%
MSCI All Pakistan Select 25/50 Index	8.64%	8.64%	-14.05%	-14.05%	-7.48%	-7.48%	-7.78%	-7.78%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.42%	3.42%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on April 22, 2015.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF
The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to represent the performance of the broad Nigeria equity universe, while including a minimum number of constituents, as defined by MSCI, Inc., the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 17.25%, while the Underlying Index increased 19.96%. The Fund had a net asset value of $12.23 per share on October 31, 2019 and ended the reporting period with a net asset value of $14.25 per share on October 31, 2020.
During the reporting period, the highest returns came from Flour Mills Nigeria Plc and FCMB Group Plc, which returned 100.10% and 98.54%, respectively. The worst performers were Unilever Nigeria PLC and Oando PLC, which returned -51.18% and -32.83%, respectively.
Nigeria managed to largely avoid the global economic slowdown that was felt by many countries around the world in the first quarter of 2020. The economy grew by 1.9% year-over-year in the first quarter of 2020, supported by growth in both oil and non-oil segments. The domestic oil industry recorded a real growth rate of 5.1% year-over-year, while the non-oil portions of the economy reported a real growth rate of 1.6% in the first quarter of 2020. The Information Technology, Financials and agricultural industries were major contributors to growth. Nigeria felt the impact of the pandemic in the second quarter of 2020 when its economy contracted 6.1% year-over-year. In the second quarter, both the oil and non-oil segments experienced sizeable contractions of -6.6% and -6.1% year-over-year, respectively. Extremely low oil prices globally and a fall in average daily oil production - due to low domestic and international demand - were especially challenging, as the country depends mainly on oil sales for government revenue and foreign exchange.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	17.25%	-9.50%	-8.87%	-15.16%	-11.36%	-15.42%	-14.84%	-17.24%
Hybrid MSCI All Nigeria Select 25/50Index/Solactive Nigeria Index**	19.96%	19.96%	-6.15%	-6.15%	-8.93%	-8.93%	-12.79%	-12.79%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.42%	3.42%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on April 2, 2013.
**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

Global X MSCI Next Emerging & Frontier ETF
The Global X MSCI Next Emerging & Frontier ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Select Emerging and Frontier Markets Access Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to reflect equity performance of next emerging markets and frontier markets companies, as defined by MSCI, Inc., the provider of the Underlying Index. Next Emerging markets are defined as emerging market countries, excluding the BRICs (Brazil, Russia, India and China) and excluding the most developed tier of emerging markets (South Korea and Taiwan). Frontier markets are those emerging market countries that generally have smaller economies or less developed capital markets.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 15.85%, while the Underlying Index decreased 15.16%. The Fund had a net asset value of $20.09 per share on October 31, 2019 and ended the reporting period with a net asset value of $16.46 per share on October 31, 2020.
During the reporting period, the highest returns came from Hoa Phat Group JSC and Dino Polska S.A., which returned 71.54% and 52.50%, respectively. The worst performers were Redefine Properties and Alpha Bank AE, which returned -76.95% and   -71.04%, respectively.
The COVID-19 pandemic during the reporting period brought the global economy to a standstill, as lockdown measures adopted to slow the spread of the coronavirus brought several businesses to a grinding halt. Like their developed market peers, many emerging and frontier markets suffered. External forces, like disrupted supply chains, collapsing international trade, and weakened global demand, played major roles. But internal challenges impacted developing economies as well, including feeble domestic demand, shuttered industrial output, and overrun public health care systems. As a result, many firms in these markets came under pressure. The volume of merchandise trade shrank 14.3% quarter-over-quarter in the second quarter of 2020. The types of goods exported have been an important determinant of growth during the pandemic. Countries with a large share of technology-related exports have seen a quicker rebound in exports, while those relying heavily on energy or metals exports have endured lower prices and demand. Economic activities in the developed world also significantly influence low- and middle-income countries. Obtaining additional financing can be difficult for these countries, especially if investors are convinced debt levels are no longer sustainable. As a result, fiscal stimulus as a percentage of gross domestic product in these economies has been significantly smaller compared to advanced economies. However, the International

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

Monetary Fund, the World Bank, and other multilateral institutions have stepped in to provide emergency financing, and has strengthened access to financing for emerging markets.
	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Next Emerging & Frontier ETF	-15.85%	-16.02%	-8.13%	-8.07%	-0.27%	0.00%	-3.63%	-3.63%
Hybrid Solactive Next Emerging & Frontier Index/ MSCI Select Emerging and Frontier Markets Access Index**	-15.16%	-15.16%	-7.44%	-7.44%	0.46%	0.46%	-2.94%	-2.94%
MSCI Emerging Markets Index	8.25%	8.25%	1.94%	1.94%	7.92%	7.92%	3.61%	3.61%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 6, 2013.
** Reflects performance of the Solactive Next Emerging & Frontier Index through January 15, 2019 and the MSCI Select Emerging and Frontier Markets Access Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF
The Global X FTSE Nordic Region ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to reflect the equity market performance of companies in Sweden, Denmark, Norway and Finland, as defined by FTSE International Limited (“FTSE”), the provider of the Underlying Index (“Index Provider”). The starting universe of the Underlying Index is the FTSE All-World Index - Nordic Region. The Underlying Index tracks the equity performance of among the 30 largest and most liquid companies in Sweden, Denmark, Norway and Finland. The Fund’s investment objective and Underlying Index may be changed without shareholder approval.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 13.70%, while the Underlying Index increased 13.74%. The Fund had a net asset value of $20.69 per share on October 31, 2019 and ended the reporting period with a net asset value of $23.37 per share on October 31, 2020.
During the reporting period, the highest returns came from Vestas Wind Systems A/S and Orsted, which returned 111.88% and 83.51%, respectively. The worst performers were Equinor ASA and DNB ASA, which returned -27.77% and -26.02%, respectively.
The outbreak of the COVID-19 pandemic had a negative effect on Nordic countries broadly as their economies contended with continued fallout from the health crisis. Yet at the same time, increases in government spending and their largely services-based economies that could continue remotely during lockdown orders helped protect the economies versus others in Europe. Norway’s economy showed signs of a recovery following a 1.5% cut in interest rates. Denmark suffered a -7.4% decline in gross domestic product during the second quarter compared to the first quarter of 2020. The Finnish economy showed unexpected resilience and recorded only a -4.5% quarter-over- quarter contraction in the second quarter, which was one of the smallest declines in the euro area. Sweden’s gross domestic product contracted by -8.3% quarter-over-quarter in the second quarter, which was the worst contraction in the Nordic region during the reporting period. Sweden had among the laxest policies implemented to contain the virus. Although Swedish domestic economy showed some resilience, Swedish exports were negatively affected. In addition, Swedish households’ real disposable income decreased by 7.7% quarter-over-quarter during the second quarter of 2020. Despite weakness in Sweden, the relative strength of Nordic economies amid the pandemic led to positive equity returns over the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	13.70%	13.76%	2.69%	2.69%	4.39%	4.48%	7.20%	7.21%
FTSE Nordic 30 Index	13.74%	13.74%	3.62%	3.62%	4.88%	4.88%	7.39%	7.39%
MSCI EAFE Index	-6.86%	-6.86%	-1.24%	-1.24%	2.85%	2.85%	4.93%	4.93%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on August 17, 2009.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

Global X FTSE Southeast Asia ETF
The Global X FTSE Southeast Asia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE ASEAN 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the equity performance of the 40 largest and most liquid companies in five of the Association of Southeast Asian Nations (“ASEAN”) nations: Singapore, Malaysia, Indonesia, Thailand and the Philippines, as defined by MSCI, Inc., the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund decreased 24.82%, while the Underlying Index decreased 24.37%. The Fund had a net asset value of $15.95 per share on October 31, 2019 and ended the reporting period with a net asset value of $11.66 per share on October 31, 2020.
During the reporting period, the highest returns came from Wilmar International Limited and Sime Darby Plantation Bhd, which returned 11.00% and -0.66%, respectively. The worst performers were PTT Global Chemical Plc NVDR and Kasikornbank Public Co. Ltd. NVDR, which returned -48.28% and -44.40%, respectively.
Southeast Asian economies experienced a steep economic contraction during the reporting period as the COVID-19 pandemic weighed on the region’s services sector and hampered export demand. Indonesia’s economy was hit by external and domestic demand shocks. Thailand’s economy suffered amid a drought in tourism, exports, and domestic activity. Thailand also experienced a contraction in household spending and fixed investment during the first half of 2020. The Philippines also entered into a recession as a result of the pandemic. The Philippine economy contracted in the third quarter as sharp declines in industry, services, household consumption, exports and gross capital formation presented headwinds. Similarly, Singapore’s economy suffered significantly during the first half of 2020 due to a collapse of economic activities. The construction and services sectors suffered the biggest decline in 2020. However, Singapore’s economy expanded 7.9% in the third quarter on a quarter-on-quarter basis, mainly due to a phased re-opening of the economy. The difficult economic situation for a previously fast-growing region hurt equity prices significantly during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Southeast Asia ETF	-24.82%	-24.46%	-7.11%	-7.05%	0.76%	0.94%	0.07%	0.08%
FTSE/ASEAN 40 Index	-24.37%	-24.37%	-6.49%	-6.49%	1.47%	1.47%	0.70%	0.70%
MSCI Emerging Markets Index	8.25%	8.25%	1.91%	1.94%	7.92%	7.92%	2.43%	2.43%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 16, 2011.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Schedule of Investments		October 31, 2020
Global X MSCI China Energy ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 100.0%
Energy — 100.0%
China Merchants Energy Shipping, Cl A	72,900	$63,034
China Oilfield Services, Cl H	95,386	57,319
China Petroleum & Chemical, Cl A *	5,950	3,465
China Petroleum & Chemical, Cl H	335,897	130,377
China Shenhua Energy, Cl A	1,500	3,730
China Shenhua Energy, Cl H	92,830	160,406
China Suntien Green Energy, Cl H	247,200	57,378
CNOOC	134,785	122,360
COSCO SHIPPING Energy Transportation, Cl A	31,600	31,051
COSCO SHIPPING Energy Transportation, Cl H	90,400	35,555
Guanghui Energy, Cl A *	147,250	63,331
Inner Mongolia Yitai Coal, Cl B	108,594	67,980
Offshore Oil Engineering, Cl A	84,975	53,678
PetroChina, Cl A	5,100	3,100
PetroChina, Cl H	435,863	121,965
Shaanxi Coal Industry, Cl A	65,136	85,113
Shanxi Lu’an Environmental Energy Development, Cl A	65,765	57,748
Shanxi Meijin Energy, Cl A *	65,100	57,942
Shanxi Xishan Coal & Electricity Power, Cl A	97,753	67,590
Sinopec Kantons Holdings	154,900	55,929
Wison Engineering Services	585,700	58,911
Yantai Jereh Oilfield Services Group, Cl A	14,000	55,885
Yanzhou Coal Mining, Cl A	46,664	62,788
Yanzhou Coal Mining, Cl H	111,025	80,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Energy ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $2,099,372)	$1,557,239
TOTAL INVESTMENTS — 100.0%
(Cost $2,099,372)	$1,557,239

Percentages are based on Net Assets of $1,557,608.
*	Non-income producing security.

Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Materials ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 95.6%
Materials — 95.6%
Aluminum Corp of China, Cl A *	34,100	$14,615
Aluminum Corp of China, Cl H *	159,239	34,703
Angang Steel, Cl A	19,610	7,731
Anhui Conch Cement, Cl A	500	3,796
Anhui Conch Cement, Cl H	22,920	142,902
Baoshan Iron & Steel, Cl A	41,700	33,254
BBMG, Cl A	23,600	10,608
Beijing Oriental Yuhong Waterproof Technology, Cl A	5,550	30,724
China Hongqiao Group	67,300	48,599
China Jushi, Cl A	9,400	19,583
China Lumena New Materials *(A)(B)(C)	48	—
China Molybdenum, Cl A	41,600	24,539
China Molybdenum, Cl H	128,754	46,655
China National Building Material, Cl H	125,400	143,756
China Northern Rare Earth Group High-Tech, Cl A	9,600	14,437
China Resources Cement Holdings	87,500	114,187
Ganfeng Lithium, Cl A	2,900	26,340
GEM, Cl A	15,400	11,039
Guangdong HEC Technology Holding, Cl A	9,600	8,158
Guangdong Hongda Blasting, Cl A	2,052	14,605
Guocheng Mining, Cl A *	1,300	2,048
Hengli Petrochemical, Cl A	13,320	38,391
Hengyi Petrochemical, Cl A	9,800	16,860
Hesteel, Cl A	32,400	9,967
Huaxin Cement, Cl A	3,500	12,638
Hunan Valin Steel, Cl A	18,100	13,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Inner Mongolia BaoTou Steel Union, Cl A	111,600	$18,999
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	21,600	22,677
Jiangsu Shagang, Cl A	6,000	11,604
Jiangsu Yangnong Chemical, Cl A	900	12,513
Jiangxi Copper, Cl A	5,900	13,040
Jiangxi Copper, Cl H	44,991	53,491
Jinduicheng Molybdenum, Cl A	9,200	7,790
Lee & Man Paper Manufacturing	51,900	39,152
Lomon Billions Group, Cl A	4,700	17,365
Maanshan Iron & Steel, Cl A	21,100	8,130
Pangang Group Vanadium Titanium & Resources, Cl A *	28,600	8,499
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	13,200	37,572
Sansteel Minguang Fujian, Cl A	8,100	7,959
Shandong Gold Mining, Cl A	8,120	28,836
Shandong Hualu Hengsheng Chemical, Cl A	4,500	18,998
Shandong Nanshan Aluminum, Cl A	34,900	12,248
Shandong Sinocera Functional Material, Cl A	2,843	17,407
Shandong Sun Paper Industry JSC, Cl A	7,900	16,410
Shanghai Putailai New Energy Technology, Cl A	1,147	19,090
Shanxi Taigang Stainless Steel, Cl A	18,100	9,461
Sinopec Shanghai Petrochemical, Cl A	18,000	8,897
Sinopec Shanghai Petrochemical, Cl H	141,550	26,102
Tangshan Jidong Cement, Cl A	3,800	8,507
Tianqi Lithium, Cl A	4,250	12,567
Tongkun Group, Cl A	5,700	12,879
Tongling Nonferrous Metals Group, Cl A	32,900	10,662
Transfar Zhilian, Cl A	10,500	8,499
Wanhua Chemical Group, Cl A	6,700	78,534
Weihai Guangwei Composites, Cl A	1,400	13,813
Xiamen Tungsten, Cl A	4,700	9,419

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Yintai Gold, Cl A	7,420	$11,059
Yunnan Energy New Material, Cl A	2,200	32,788
Zhaojin Mining Industry	39,984	51,302
Zhejiang Huayou Cobalt, Cl A *	2,830	16,812
Zhejiang Juhua, Cl A	8,700	8,666
Zhejiang Longsheng Group, Cl A	8,400	16,671
Zhongjin Gold, Cl A	13,500	18,749
Zijin Mining Group, Cl A	31,700	33,091
Zijin Mining Group, Cl H	184,459	133,441
TOTAL CHINA		1,737,565
HONG KONG— 4.4%
Materials — 4.4%
Nine Dragons Paper Holdings	60,270	80,051
TOTAL COMMON STOCK
(Cost $1,733,306)		1,817,616
TOTAL INVESTMENTS — 100.0%
(Cost $1,733,306)		$1,817,616

Percentages are based on Net Assets of $1,817,929.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2020 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $0 and represents 0.0% of net assets.

Cl — Class
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,817,616	$—	$—	$1,817,616
Total Investments in Securities	$1,817,616	$—	$—	$1,817,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Materials ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Industrials ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 98.8%
Industrials — 98.8%
51job ADR *	448	$31,405
AECC Aero-Engine Control, Cl A	1,200	3,200
AECC Aviation Power, Cl A	2,300	12,551
Air China, Cl A	6,200	6,287
Air China, Cl H	30,800	19,859
A-Living Services, Cl H	7,150	29,965
AVIC Aircraft, Cl A	2,900	10,485
AVIC Electromechanical Systems, Cl A	3,700	5,840
AVIC Shenyang Aircraft, Cl A	1,100	8,514
AviChina Industry & Technology, Cl H	42,090	21,656
AVICOPTER, Cl A	600	4,486
Beijing Capital International Airport, Cl H	30,431	18,561
Beijing New Building Materials, Cl A	1,700	8,771
Beijing Originwater Technology, Cl A	3,300	3,824
Beijing-Shanghai High Speed Railway, Cl A	2,300	1,917
BEST ADR *	3,371	8,663
Bohai Leasing, Cl A *	6,100	2,314
Centre Testing International Group, Cl A	800	3,205
China Aerospace Times Electronics, Cl A	2,800	2,764
China Avionics Systems, Cl A	1,400	3,360
China Communications Construction, Cl A	4,300	4,746
China Communications Construction, Cl H	73,543	38,408
China Communications Services, Cl H	39,900	23,153
China Conch Venture Holdings	26,860	119,322
China Eastern Airlines, Cl A	9,600	6,580
China Eastern Airlines, Cl H	31,000	12,312
China Everbright Environment Group	61,250	30,804

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China Gezhouba Group, Cl A	4,600	$4,774
China Lesso Group Holdings	18,000	29,061
China Meheco, Cl A	1,100	2,474
China Merchants Holdings International	23,031	24,413
China National Chemical Engineering, Cl A	5,100	4,029
China Railway Construction, Cl A	11,800	14,679
China Railway Construction, Cl H	33,301	22,502
China Railway Group, Cl A	20,600	16,520
China Railway Group, Cl H	62,998	28,920
China Shipbuilding Industry, Cl A *	23,000	14,289
China Southern Airlines, Cl A *	9,600	7,899
China Southern Airlines, Cl H *	28,700	14,989
China Spacesat, Cl A	1,200	5,622
China State Construction Engineering, Cl A	41,900	31,974
China State Construction International Holdings	34,010	23,507
CITIC	96,100	68,529
Contemporary Amperex Technology, Cl A	2,326	85,857
COSCO SHIPPING Development, Cl A	7,200	2,247
COSCO SHIPPING Holdings, Cl A *	8,800	8,595
COSCO SHIPPING Holdings, Cl H *	43,132	27,532
COSCO SHIPPING Ports	29,530	17,250
Country Garden Services Holdings	22,300	139,899
CRRC, Cl A	24,600	19,801
CRRC, Cl H	72,653	28,106
Daqin Railway, Cl A	15,300	14,646
Dongfang Electric, Cl A	2,700	4,274
Eve Energy, Cl A	1,900	15,103
Fangda Carbon New Material, Cl A *	3,763	3,523
Fosun International	42,300	50,946
Gotion High-Tech, Cl A *	1,200	4,724
Greentown Service Group	24,400	26,713
Guangzhou Baiyun International Airport, Cl A	2,100	3,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hainan Airlines Holding, Cl A *	14,600	$3,380
Haitian International Holdings	10,726	26,556
Hefei Meiya Optoelectronic Technology, Cl A	700	4,418
Hongfa Technology, Cl A	800	6,141
Inner Mongolia First Machinery Group, Cl A	1,800	2,916
Jiangsu Expressway, Cl H	20,619	20,606
Jiangsu Hengli Hydraulic, Cl A	1,332	15,050
Jiangsu Zhongtian Technology, Cl A	3,200	5,271
Juneyao Airlines, Cl A	1,700	2,716
Metallurgical Corp of China, Cl A	18,400	7,117
Nanyang Topsec Technologies Group, Cl A *	1,100	3,458
NARI Technology, Cl A	4,700	14,571
Power Construction Corp of China, Cl A	14,400	8,258
Sany Heavy Industry, Cl A	8,500	32,940
SF Holding, Cl A	2,900	35,859
Shanghai Construction Group, Cl A	9,200	4,177
Shanghai Electric Group, Cl A *	8,400	6,197
Shanghai Electric Group, Cl H *	44,971	12,758
Shanghai Industrial Holdings	7,239	9,652
Shanghai International Airport, Cl A	1,000	9,871
Shanghai International Port Group, Cl A	8,800	5,493
Shanghai M&G Stationery, Cl A	900	10,806
Shanghai Tunnel Engineering, Cl A	3,100	2,583
Shenzhen Airport, Cl A	2,100	2,503
Shenzhen Expressway, Cl H	12,000	10,677
Shenzhen Inovance Technology, Cl A	1,700	16,309
Shenzhen International Holdings	17,906	27,800
Siasun Robot & Automation, Cl A *	1,600	3,195
Sinopec Engineering Group, Cl H	23,800	9,238
Sinotrans, Cl A	4,600	2,803
Sinotruk Hong Kong	11,500	29,303
Spring Airlines, Cl A	900	5,728
STO Express, Cl A	1,400	2,946

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sunwoda Electronic, Cl A	1,600	$6,662
Suzhou Gold Mantis Construction Decoration, Cl A	2,600	3,828
TBEA, Cl A	3,700	4,536
Weichai Power, Cl A	6,200	14,009
Weichai Power, Cl H	32,096	60,592
XCMG Construction Machinery, Cl A	8,100	6,484
Xiamen C & D, Cl A	2,800	3,496
Xinjiang Goldwind Science & Technology, Cl A	3,547	6,134
Xinjiang Goldwind Science & Technology, Cl H	12,571	16,535
Yunda Holding, Cl A	2,340	6,748
Zhejiang Chint Electrics, Cl A *	2,200	9,633
Zhejiang Dingli Machinery, Cl A	490	6,660
Zhejiang Expressway, Cl H	24,140	16,436
Zhejiang Sanhua Intelligent Controls, Cl A	3,640	13,291
Zhejiang Weixing New Building Materials, Cl A	1,600	4,468
Zhengzhou Yutong Bus, Cl A	2,300	5,496
Zhuzhou CRRC Times Electric, Cl H	9,123	27,999
Zoomlion Heavy Industry Science and Technology	22,200	19,552
Zoomlion Heavy Industry Science and Technology, Cl A	6,600	7,294
ZTO Express Cayman ADR *	6,203	179,763
TOTAL CHINA		1,991,197
SINGAPORE— 1.1%
Industrials — 1.1%
BOC Aviation	3,520	21,719
TOTAL COMMON STOCK
(Cost $2,244,139)		2,012,916
TOTAL INVESTMENTS — 99.9%
(Cost $2,244,139)		$2,012,916

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Industrials ETF

Percentages are based on Net Assets of $2,014,151.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Consumer Discretionary ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 100.0%
Consumer Discretionary — 100.0%
Alibaba Group Holding ADR *	111,216	$33,886,403
ANTA Sports Products	1,112,696	12,239,175
BAIC BluePark New Energy Technology, Cl A *	243,800	241,752
BAIC Motor, Cl H	2,440,900	900,207
Baozun ADR * (A)	81,845	2,994,709
Bosideng International Holdings	4,525,400	1,978,260
Brilliance China Automotive Holdings	4,393,400	3,790,124
BTG Hotels Group, Cl A	81,000	209,508
BYD, Cl A	158,094	3,773,008
BYD, Cl H	925,300	18,387,039
Changzhou Xingyu Automotive Lighting Systems, Cl A	22,400	543,220
China East Education Holdings	793,900	1,525,382
China Education Group Holdings	1,090,300	1,810,875
China Tourism Group Duty Free, Cl A	168,900	5,029,481
China Yuhua Education	1,652,000	1,305,861
Chongqing Changan Automobile, Cl A	375,083	925,349
Dongfeng Motor Group, Cl H	3,931,946	2,763,317
Fuyao Glass Industry Group, Cl A	169,151	946,766
Fuyao Glass Industry Group, Cl H	730,000	3,092,323
Geely Automobile Holdings	5,492,000	11,274,575
GOME Retail Holdings * (A)	14,018,200	1,554,595
Great Wall Motor, Cl H	4,504,397	7,283,847

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Gree Electric Appliances of Zhuhai, Cl A	262,600	$2,291,390
GSX Techedu ADR * (A)	111,221	7,387,299
Guangzhou Automobile Group, Cl H	4,270,823	4,378,298
Haidilao International Holding	1,144,900	7,558,996
Haier Electronics Group	1,820,900	6,903,352
Haier Smart Home, Cl A	534,319	1,983,673
Hangzhou Robam Appliances, Cl A	80,232	437,689
Huayu Automotive Systems, Cl A	281,017	1,305,992
Huazhu Group ADR	228,394	9,051,254
JD.com ADR *	406,030	33,099,566
Joyoung, Cl A	62,800	331,620
Koolearn Technology Holding *	333,400	1,076,961
Li Ning	2,441,900	12,595,473
Liaoning Cheng Da, Cl A	140,800	474,152
Meituan, Cl B *	967,960	35,973,110
NavInfo, Cl A	166,100	352,230
New Oriental Education & Technology Group ADR *	99,895	16,021,160
Ningbo Joyson Electronic, Cl A	105,200	376,733
Ningbo Tuopu Group, Cl A	87,735	501,680
NIO ADR *	882,750	26,994,495
Offcn Education Technology, Cl A	140,002	826,265
Oppein Home Group, Cl A	33,556	615,822
Pinduoduo ADR *	177,753	15,994,215
SAIC Motor, Cl A	674,000	2,330,125
Shandong Linglong Tyre, Cl A	112,532	502,476
Shanghai Jinjiang International Hotels, Cl A	76,627	511,629
Shanghai Yuyuan Tourist Mart Group, Cl A	273,226	354,985
Shenzhen Overseas Chinese Town, Cl A	708,800	694,378
Shenzhou International Group Holdings	745,362	12,869,878
Songcheng Performance Development, Cl A	219,280	543,595
Suning.com, Cl A	829,200	1,199,918
Suofeiya Home Collection, Cl A	37,700	158,766

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TAL Education Group ADR *	232,982	$15,483,984
TCL Technology Group, Cl A	1,209,905	1,089,524
Tongcheng-Elong Holdings * (A)	1,232,200	2,043,378
Topsports International Holdings	1,794,000	2,452,194
Trip.com Group ADR *	406,556	11,692,551
Vipshop Holdings ADR *	590,616	12,639,182
Weifu High-Technology Group, Cl A	73,800	283,132
Wuchan Zhongda Group, Cl A	428,300	282,708
Xiamen Intretech, Cl A	36,300	318,589
XPeng ADR *	150,530	2,917,271
Yum China Holdings	280,115	14,910,521
Zhejiang Semir Garment, Cl A	194,987	242,851
Zhejiang Supor, Cl A	49,400	521,277
Zhejiang Wanfeng Auto Wheel, Cl A	182,500	196,229
Zhongsheng Group Holdings	826,300	5,871,052
TOTAL CHINA		393,097,394
TOTAL COMMON STOCK
(Cost $296,332,008)		393,097,394

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $821,529)	821,529	821,529
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.8%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $7,116,856 (collateralized by U.S. Treasury Obligations, ranging in par value $334,709 - $1,153,839, 1.625%, 11/15/2022, with a total market value of $7,257,743)

(Cost $7,116,820)	$7,116,820	$7,116,820
TOTAL INVESTMENTS — 102.0%
(Cost $304,270,357)		$401,035,743

Percentages are based on Net Assets of $393,117,708.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $7,359,469.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $7,938,349.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$393,097,394	$—	$—	$393,097,394
Short-Term Investment	821,529	—	—	821,529
Repurchase Agreement	—	7,116,820	—	7,116,820
Total Investments in Securities	$393,918,923	$7,116,820	$—	$401,035,743

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Consumer Staples ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 98.9%
Consumer Staples — 98.9%
Angel Yeast, Cl A	9,354	$73,784
Anhui Gujing Distillery, Cl A	3,976	124,809
Anhui Gujing Distillery, Cl B	17,200	195,181
Anhui Kouzi Distillery, Cl A	6,300	51,538
Beijing Dabeinong Technology Group, Cl A	93,400	115,630
Beijing Shunxin Agriculture, Cl A	7,930	65,062
Beijing Yanjing Brewery, Cl A	31,500	40,926
By-health, Cl A	16,800	64,904
C&S Paper, Cl A	12,900	38,991
Chacha Food, Cl A	4,900	43,569
China Feihe	183,600	416,215
China Mengniu Dairy	345,800	1,625,359
China Resources Beer Holdings	228,700	1,417,053
Chongqing Brewery, Cl A	5,372	85,776
Chongqing Fuling Zhacai Group, Cl A	8,600	53,658
Dali Foods Group	443,000	274,203
Foshan Haitian Flavouring & Food, Cl A	30,193	722,332
Fujian Sunner Development, Cl A *	11,600	38,163
Guangdong Haid Group, Cl A	16,691	153,519
Heilongjiang Agriculture, Cl A	19,700	51,190
Henan Shuanghui Investment & Development, Cl A	38,640	288,520
Hengan International Group	107,800	747,178
Inner Mongolia Yili Industrial Group, Cl A	75,529	448,127
Jiangsu King’s Luck Brewery JSC, Cl A	13,200	102,209
Jiangsu Yanghe Brewery Joint-Stock, Cl A	19,244	482,979
Jiangxi Zhengbang Technology, Cl A	26,500	67,672

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	8,500	$79,780
Juewei Food, Cl A	6,900	83,568
Kweichow Moutai, Cl A	6,416	1,600,127
Laobaixing Pharmacy Chain JSC, Cl A	4,560	48,710
Luzhou Laojiao, Cl A	19,647	506,120
Muyuan Foods, Cl A	40,060	424,036
New Hope Liuhe, Cl A	57,400	230,414
Proya Cosmetics, Cl A	1,800	46,533
Shanghai Jahwa United, Cl A	7,400	45,552
Shanxi Xinghuacun Fen Wine Factory, Cl A	12,449	418,521
Sichuan Swellfun, Cl A	5,568	55,071
Sun Art Retail Group	411,300	444,456
Tingyi Cayman Islands Holding	313,500	572,437
Toly Bread, Cl A	6,000	56,969
Tongwei, Cl A	71,300	326,886
Tsingtao Brewery, Cl A	7,400	87,546
Tsingtao Brewery, Cl H	83,600	690,481
Uni-President China Holdings	272,400	235,347
Want Want China Holdings	885,800	584,833
Wens Foodstuffs Group	75,144	212,653
Wuliangye Yibin, Cl A	37,698	1,375,622
Yifeng Pharmacy Chain, Cl A	5,862	89,214
Yihai International Holding	77,240	1,021,918
Yonghui Superstores, Cl A	142,700	166,435
Yuan Longping High-tech Agriculture, Cl A *	14,400	36,020
TOTAL CHINA		17,227,796

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Consumer Staples ETF

	Shares	Value
HONG KONG— 0.8%
Consumer Staples — 0.8%
Vinda International Holdings	57,200	$151,209
TOTAL COMMON STOCK
(Cost $14,760,845)		17,379,005
TOTAL INVESTMENTS — 99.7%
(Cost $14,760,845)		$17,379,005

Percentages are based on Net Assets of $17,423,630.
*	Non-income producing security.

Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Health Care ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 90.0%
Health Care — 90.0%
3SBio *	121,200	$112,685
Aier Eye Hospital Group, Cl A	20,999	195,243
AK Medical Holdings	22,700	50,582
Alibaba Health Information Technology *	261,900	683,891
Apeloa Pharmaceutical, Cl A	3,600	10,967
Asymchem Laboratories Tianjin, Cl A	980	40,119
Autobio Diagnostics, Cl A	1,200	31,200
Beijing Tiantan Biological Products, Cl A	5,400	27,789
Beijing Tongrentang, Cl A	11,104	44,607
Betta Pharmaceuticals, Cl A	1,600	25,583
BGI Genomics, Cl A *	1,593	35,446
CanSino Biologics, Cl H *	3,840	74,722
Changchun High & New Technology Industry Group, Cl A	1,708	95,528
Chengdu Kanghong Pharmaceutical Group, Cl A	2,800	17,771
China Medical System Holdings	130,300	136,435
China National Accord Medicines, Cl A	1,700	12,600
China National Medicines, Cl A	2,800	17,892
China Resources Pharmaceutical Group	166,600	83,140
China Resources Sanjiu Medical & Pharmaceutical, Cl A	4,400	17,794
China Traditional Chinese Medicine Holdings	247,300	98,539
Chongqing Zhifei Biological Products, Cl A	6,493	155,318
CSPC Pharmaceutical Group	663,008	698,503
Da An Gene of Sun Yat-Sen University, Cl A	2,960	16,709
Dong-E-E-Jiao, Cl E	5,500	31,417
Genscript Biotech *	94,000	130,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	11,059	$50,404
Guangzhou Kingmed Diagnostics Group, Cl A	1,900	29,889
Guangzhou Wondfo Biotech, Cl A	800	9,104
Hangzhou Tigermed Consulting, Cl A	3,616	66,960
Hansoh Pharmaceutical Group *	83,900	373,799
Huadong Medicine, Cl A	14,211	59,189
Hualan Biological Engineering, Cl A	8,670	66,291
Hubei Jumpcan Pharmaceutical, Cl A	2,800	9,241
Innovent Biologics *	77,500	571,643
Jafron Biomedical, Cl A	3,600	42,633
Jiangsu Hengrui Medicine, Cl A	27,127	359,898
Jiangsu Yuyue Medical Equipment & Supply, Cl A	3,700	17,068
Jilin Aodong Pharmaceutical Group, Cl A	4,500	11,297
Jinyu Bio-Technology, Cl A	4,600	16,253
Joincare Pharmaceutical Group Industry, Cl A	7,300	16,418
Jointown Pharmaceutical Group, Cl A *	15,170	41,141
Lepu Medical Technology Beijing, Cl A	8,501	39,063
Livzon Pharmaceutical Group, Cl A	2,200	15,888
Luye Pharma Group	148,200	85,616
Meinian Onehealth Healthcare Holdings, Cl A *	31,320	79,700
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	3,200	18,723
Ovctek China, Cl A	2,332	23,737
Ping An Healthcare and Technology *	39,000	502,911
Shandong Buchang Pharmaceuticals, Cl A	9,287	33,577
Shandong Weigao Group Medical Polymer, Cl H	198,100	382,668
Shanghai Fosun Pharmaceutical Group, Cl A	9,574	77,750
Shanghai Fosun Pharmaceutical Group, Cl H	48,900	200,838
Shanghai Pharmaceuticals Holding, Cl A	8,900	26,476
Shanghai Pharmaceuticals Holding, Cl H	77,300	119,615

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai RAAS Blood Products, Cl A	12,700	$16,159
Shenzhen Hepalink Pharmaceutical Group, Cl A	4,500	13,373
Shenzhen Kangtai Biological Products, Cl A	3,143	85,106
Shenzhen Mindray Bio-Medical Electronics, Cl A	4,461	257,684
Shenzhen Salubris Pharmaceuticals, Cl A	7,300	33,599
Shijiazhuang Yiling Pharmaceutical, Cl A	5,691	22,649
Sichuan Kelun Pharmaceutical, Cl A	12,000	41,934
Sinopharm Group, Cl H	114,700	262,092
Tianjin Chase Sun Pharmaceutical, Cl A	12,300	10,139
Tonghua Dongbao Pharmaceutical, Cl A	17,400	37,210
Topchoice Medical, Cl A *	1,500	50,460
Walvax Biotechnology, Cl A	7,300	54,268
Winning Health Technology Group, Cl A	9,070	24,096
WuXi AppTec, Cl A	10,720	180,453
WuXi AppTec, Cl H	24,240	386,035
Wuxi Biologics Cayman *	41,260	1,152,430
Yifan Pharmaceutical, Cl A	5,400	18,314
Yunnan Baiyao Group, Cl A	8,410	129,310
Zai Lab ADR *	4,781	392,281
Zhangzhou Pientzehuang Pharmaceutical, Cl A	3,766	128,959
Zhejiang Conba Pharmaceutical, Cl A *	12,400	9,277
Zhejiang Huahai Pharmaceutical, Cl A	6,210	31,244
Zhejiang NHU, Cl A	10,000	43,382
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	2,123	19,168
TOTAL CHINA		9,592,076
HONG KONG— 10.0%
Health Care — 10.0%
Hutchison China MediTech ADR *	6,368	187,474
Sino Biopharmaceutical	778,400	784,940
SSY Group	161,100	87,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Health Care ETF

Value
COMMON STOCK — continued
TOTAL HONG KONG	$1,060,288
TOTAL COMMON STOCK
(Cost $9,222,161)	10,652,364
TOTAL INVESTMENTS — 100.0%
(Cost $9,222,161)	$10,652,364

Percentages are based on Net Assets of $10,656,457.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Financials ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 99.9%
Financials — 99.9%
Agricultural Bank of China, Cl A	638,200	$300,217
Agricultural Bank of China, Cl H	4,394,088	1,484,556
Avic Capital, Cl A	139,600	91,104
Bank of Beijing, Cl A	214,200	149,384
Bank of Chengdu, Cl A	64,500	99,694
Bank of China Ltd., Cl A	343,300	163,031
Bank of China Ltd., Cl H	11,007,334	3,477,562
Bank of Communications, Cl A	344,500	233,054
Bank of Communications, Cl H	1,687,271	828,965
Bank of Hangzhou, Cl A	84,045	162,787
Bank of Jiangsu, Cl A	133,100	119,459
Bank of Nanjing, Cl A	109,384	124,964
Bank of Ningbo, Cl A	56,100	284,678
Bank of Shanghai, Cl A	140,298	164,471
Caitong Securities, Cl A	59,700	114,474
Changjiang Securities, Cl A	86,100	96,820
China Cinda Asset Management, Cl H	2,609,500	487,924
China CITIC Bank Corp Ltd., Cl A	93,700	70,664
China CITIC Bank Corp Ltd., Cl H	1,779,222	722,715
China Construction Bank, Cl A	25,400	23,859
China Construction Bank, Cl H	6,350,826	4,381,377
China Everbright	313,200	412,762
China Everbright Bank, Cl A	371,600	217,535

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Everbright Bank, Cl H	1,133,200	$391,623
China Galaxy Securities, Cl A	60,100	105,458
China Galaxy Securities, Cl H	954,000	521,604
China Great Wall Securities, Cl A	39,000	72,103
China Huarong Asset Management, Cl H	3,180,200	332,174
China International Capital, Cl H *	293,000	681,602
China Life Insurance, Cl A	2,102	14,465
China Life Insurance, Cl H	904,340	1,963,814
China Merchants Bank, Cl A	166,229	988,251
China Merchants Bank, Cl H	562,134	2,921,269
China Merchants Securities, Cl A	75,830	234,299
China Minsheng Banking, Cl A	311,000	245,224
China Minsheng Banking, Cl H	1,226,526	670,609
China Pacific Insurance Group, Cl A	57,900	275,914
China Pacific Insurance Group, Cl H	441,112	1,373,702
China Reinsurance Group, Cl H	2,543,500	242,711
China Taiping Insurance Holdings	365,330	549,301
Chongqing Rural Commercial Bank, Cl H	992,300	395,392
CITIC Securities, Cl A	87,400	373,681
CITIC Securities, Cl H	406,696	876,865
CSC Financial, Cl A	27,900	178,285
Dongxing Securities, Cl A	46,300	84,355
East Money Information, Cl A	80,440	280,857
Everbright Securities, Cl A	56,557	151,945
Far East Horizon	582,900	572,012
First Capital Securities, Cl A	97,800	145,030
Founder Securities, Cl A *	99,700	138,318
GF Securities Ltd., Cl A	65,600	150,867
GF Securities Ltd., Cl H	387,300	498,930
Guosen Securities, Cl A	57,745	115,123
Guotai Junan Securities, Cl A	73,244	201,260
Guotai Junan Securities, Cl H (A)	254,900	331,327
Guoyuan Securities, Cl A	71,820	89,772

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Haitong Securities Ltd., Cl A	99,400	$208,412
Haitong Securities Ltd., Cl H	668,100	563,438
Hithink RoyalFlush Information Network, Cl A	7,460	150,531
Huaan Securities Ltd., Cl A	81,500	96,881
Huatai Securities Ltd., Cl A	71,300	216,788
Huatai Securities Ltd., Cl H	359,100	579,757
Huaxi Securities, Cl A	53,400	92,505
Huaxia Bank, Cl A	139,300	126,064
Hubei Biocause Pharmaceutical, Cl A	119,900	89,170
Industrial & Commercial Bank of China, Cl A	245,200	180,158
Industrial & Commercial Bank of China, Cl H	7,661,137	4,307,312
Industrial Bank, Cl A	185,400	492,831
Industrial Securities, Cl A	99,600	115,273
Jiangsu Changshu Rural Commercial Bank, Cl A	61,000	61,672
Nanjing Securities, Cl A	45,800	85,359
New China Life Insurance C, Cl A	21,317	204,376
New China Life Insurance C, Cl H	174,611	694,630
Noah Holdings ADR *	11,703	308,140
Northeast Securities, Cl A	52,400	72,932
Oceanwide Holdings, Cl A	31,100	19,088
Orient Securities, Cl A	74,100	118,848
Pacific Securities, Cl A *	137,300	77,095
People’s Insurance Group of China, Cl A	88,100	87,228
People’s Insurance Group of China, Cl H	1,961,000	581,610
PICC Property & Casualty, Cl H	1,195,463	807,782
Ping An Bank, Cl A	10,300	27,303
Ping An Insurance Group of China, Cl A	1,600	18,597
Ping An Insurance Group of China, Cl H	401,414	4,117,744
Postal Savings Bank of China, Cl A	41,400	28,440
Postal Savings Bank of China, Cl H	1,594,100	781,134
Qingdao Rural Commercial Bank, Cl A	106,800	75,121

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Financials ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
SDIC Capital, Cl A	46,400	$96,802
Sealand Securities, Cl A	106,310	82,555
Shanghai Pudong Development Bank, Cl A	261,014	360,947
Shanxi Securities, Cl A	83,940	94,141
Shenwan Hongyuan Group, Cl A	231,000	173,864
Sinolink Securities, Cl A	60,600	135,205
SooChow Securities, Cl A	70,980	103,562
Southwest Securities, Cl A	129,800	97,695
Tianfeng Securities, Cl A	98,700	86,374
Western Securities, Cl A	58,800	79,907
Zheshang Securities, Cl A	48,300	107,185
ZhongAn Online P&C Insurance, Cl H *	98,000	509,281
TOTAL COMMON STOCK
(Cost $55,982,938)		47,693,935

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $18,215)	18,215	18,215

REPURCHASE AGREEMENT(B) — 0.3%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $157,796 (collateralized by U.S. Treasury Obligations, ranging in par value $7,421 - $25,583, 1.625%, 11/15/2022, with a total market value of $160,919)

(Cost $157,796)	$157,796	157,796
TOTAL INVESTMENTS — 100.3%
(Cost $56,158,949)		$47,869,946

Percentages are based on Net Assets of $47,726,532.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Financials ETF

(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $166,956.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $176,011.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,693,935	$—	$—	$47,693,935
Short-Term Investment	18,215	—	—	18,215
Repurchase Agreement	—	157,796	—	157,796
Total Investments in Securities	$47,712,150	$157,796	$—	$47,869,946

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Information Technology ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 98.0%
Information Technology — 98.0%
360 Security Technology, Cl A	34,059	$80,414
AAC Technologies Holdings	123,000	647,923
Accelink Technologies, Cl A	4,500	21,101
Addsino, Cl A	7,300	21,934
Aisino, Cl A	28,500	66,055
AVIC Jonhon Optronic Technology, Cl A	7,100	58,740
Beijing E-Hualu Information Technology, Cl A	3,040	14,423
Beijing Shiji Information Technology, Cl A	13,500	74,271
Beijing Sinnet Technology, Cl A	10,100	28,824
Beijing Thunisoft, Cl A	4,500	15,651
BOE Technology Group, Cl A	349,000	246,522
BYD Electronic International	130,600	560,807
Chaozhou Three-Circle Group, Cl A	22,600	104,727
China Greatwall Technology Group, Cl A	20,300	45,928
China National Software & Service, Cl A	3,000	31,410
China Railway Signal & Communication, Cl H	374,700	123,211
China TransInfo Technology, Cl A	9,000	29,824
Dawning Information Industry, Cl A	8,200	43,815
DHC Software, Cl A	49,600	67,627
Fiberhome Telecommunication Technologies, Cl A	6,100	21,508
Foxconn Industrial Internet, Cl A	46,500	94,788
Fujian Star-net Communication, Cl A	3,400	12,176
GCL System Integration Technology, Cl A *	44,700	23,097
GDS Holdings ADR *	11,390	957,215
Gigadevice Semiconductor Beijing, Cl A	3,624	105,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Glodon, Cl A	7,500	$79,489
GoerTek, Cl A	50,200	340,052
GRG Banking Equipment, Cl A	15,100	26,045
Guangzhou Haige Communications Group, Cl A	35,900	59,992
Guangzhou Shiyuan Electronic Technology, Cl A	4,700	72,119
Hangzhou Hikvision Digital Technology, Cl A	90,800	608,835
Hangzhou Silan Microelectronics, Cl A	8,200	18,491
Hengtong Optic-electric, Cl A	29,900	65,460
Holitech Technology, Cl A *	25,600	16,936
Hua Hong Semiconductor *	96,400	353,660
Huagong Tech, Cl A	5,600	19,469
Hubei Kaile Science & Technology, Cl A *	10,500	19,397
Hundsun Technologies, Cl A	16,381	227,359
Iflytek	28,100	159,630
Inspur Electronic Information Industry, Cl A	10,652	48,518
Kingboard Holdings	131,200	443,263
Kingdee International Software Group	390,700	1,025,261
Kingsoft	142,500	760,750
Legend Holdings, Cl H	72,450	97,536
Lenovo Group	1,212,500	758,316
Lens Technology, Cl A	46,600	231,252
Leyard Optoelectronic, Cl A	18,700	19,911
Lingyi iTech Guangdong, Cl A	45,100	87,759
LONGi Green Energy Technology, Cl A	44,650	506,695
Luxshare Precision Industry, Cl A	71,643	586,945
Maxscend Microelectronics, Cl A	900	58,298
NAURA Technology Group, Cl A	3,680	93,975
Newland Digital Technology, Cl A	7,900	18,617
Ninestar, Cl A	16,100	70,086
OFILM Group, Cl A	42,000	96,905
Sanan Optoelectronics, Cl A	62,100	206,158

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Sangfor Technologies, Cl A	2,510	$71,309
Semiconductor Manufacturing International *	525,300	1,541,044
SG Micro, Cl A	900	36,638
Shanghai 2345 Network Holding Group, Cl A	93,460	37,684
Shanghai Baosight Software, Cl A	5,600	53,129
Shengyi Technology, Cl A	16,600	59,273
Shennan Circuits, Cl A	3,582	57,665
Shenzhen Goodix Technology, Cl A	3,450	88,514
Shenzhen Kaifa Technology, Cl A	8,700	27,531
Shenzhen Kingdom Sci-Tech, Cl A	6,600	17,475
Shenzhen Sunway Communication, Cl A	6,100	43,270
Sunny Optical Technology Group	103,860	1,716,971
Suzhou Dongshan Precision Manufacturing, Cl A	22,800	86,144
Thunder Software Technology, Cl A	2,600	33,252
Tianjin 712 Communication & Broadcasting, Cl A	4,100	26,347
Tianjin Zhonghuan Semiconductor, Cl A	20,900	72,848
Tianma Microelectronics, Cl A	38,500	81,988
Tianshui Huatian Technology, Cl A	17,300	37,151
TongFu Microelectronics, Cl A	4,800	17,856
Travelsky Technology, Cl H	186,000	390,476
Tunghsu Optoelectronic Technology, Cl A *	92,400	37,671
Unigroup Guoxin Microelectronics, Cl A	4,500	72,121
Unisplendour, Cl A	20,813	68,379
Universal Scientific Industrial Shanghai, Cl A	7,700	25,125
Venustech Group, Cl A	5,700	26,252
Visionox Technology, Cl A *	9,100	17,707
Wangsu Science & Technology, Cl A	36,300	42,121
Westone Information Industry, Cl A	5,100	14,060
Will Semiconductor, Cl A	4,730	139,875
Wingtech Technology, Cl A	7,940	119,285
Wonders Information, Cl A *	5,600	18,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Wuhan Guide Infrared, Cl A	10,470	$52,942
Wuhu Token Science, Cl A	12,100	17,998
WUS Printed Circuit Kunshan, Cl A	10,900	29,984
Wuxi Lead Intelligent Equipment, Cl A	12,000	107,469
Wuxi Taiji Industry, Cl A	10,000	15,203
Xiaomi, Cl B *	787,700	2,234,653
Xinyi Solar Holdings	664,000	1,207,296
Yealink Network Technology, Cl A	4,800	43,339
Yonyou Network Technology, Cl A	35,956	231,697
Zhejiang Dahua Technology, Cl A	46,600	157,346
Zhejiang Jingsheng Mechanical & Electrical, Cl A	6,800	29,449
Zhongji Innolight, Cl A	4,000	28,255
ZTE, Cl A	40,600	195,656
ZTE, Cl H	139,100	306,366
TOTAL CHINA		20,409,603
HONG KONG— 1.8%
Information Technology — 1.8%
Kingboard Laminates Holdings	241,300	383,972
TOTAL COMMON STOCK
(Cost $17,681,427)		20,793,575
TOTAL INVESTMENTS — 99.8%
(Cost $17,681,427)		$20,793,575

Percentages are based on Net Assets of $20,831,889.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Communication Services ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 98.0%
Communication Services — 98.0%
Autohome ADR	6,052	$578,268
Baidu ADR *	11,492	1,529,011
Beijing Enlight Media, Cl A	179,300	325,598
Beijing Kunlun Tech, Cl A	72,100	263,797
Bilibili ADR *	9,250	413,198
China Film, Cl A	155,381	293,765
China Literature *	600	4,913
China Mobile	213,200	1,296,270
China South Publishing & Media Group, Cl A	174,172	272,849
China Telecom, Cl H	1,295,800	407,713
China Tower, Cl H	2,764,800	431,396
China Unicom Hong Kong	566,000	347,416
China United Network Communications, Cl A	442,000	314,854
Chinese Universe Publishing and Media Group, Cl A	140,250	242,329
Focus Media Information Technology, Cl A	403,900	563,364
G-bits Network Technology Xiamen, Cl A	4,774	335,258
Giant Network Group, Cl A	119,600	338,997
HUYA ADR * (A)	16,610	372,064
iQIYI ADR *	20,781	513,291
JOYY ADR	6,047	552,575
Leo Group, Cl A	553,400	261,979

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Mango Excellent Media, Cl A	45,120	$498,619
Momo ADR *	16,862	252,930
NanJi E-Commerce, Cl A	130,500	359,368
NetEase ADR	17,015	1,476,732
Oriental Pearl Group, Cl A	238,000	326,278
Perfect World, Cl A	75,810	317,788
SINA *	11,073	474,478
Tencent Holdings	24,695	1,882,015
Tencent Music Entertainment Group ADR *	241	3,586
Wanda Film Holding, Cl A *	124,300	285,493
Weibo ADR *	9,249	384,296
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	65,051	287,550
Youzu Interactive, Cl A	93,600	218,895
Zhejiang Century Huatong Group, Cl A *	169,620	216,070
		16,643,003
Information Technology — 0.0%
National Agricultural Holdings *(B)(C)(D)	204,200	3
TOTAL CHINA		16,643,006
HONG KONG— 1.9%
Communication Services — 1.9%
Alibaba Pictures Group *	2,533,000	329,900
TOTAL COMMON STOCK
(Cost $16,891,396)		16,972,906

SHORT-TERM INVESTMENT(E)(F) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $28,809)	28,809	28,809

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Communication Services ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 1.5%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $249,571 (collateralized by U.S. Treasury Obligations, ranging in par value $11,738 - $40,463, 1.625%, 11/15/2022, with a total market value of $254,516)

(Cost $249,571)	$249,571	$249,571
TOTAL INVESTMENTS — 101.6%
(Cost $17,169,776)		$17,251,286

Percentages are based on Net Assets of $16,984,281.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $277,760.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2020 was $3 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $3 and represents 0.0% of net assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $278,380.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$16,972,903	$—	$3	$16,972,906
Short-Term Investment	28,809	—	—	28,809
Repurchase Agreement	—	249,571	—	249,571
Total Investments in Securities	$17,001,712	$249,571	$3	$17,251,286

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Utilities ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 99.7%
Utilities — 99.7%
Beijing Enterprises Holdings	18,000	$54,082
Beijing Enterprises Water Group	155,600	58,991
CGN Power, Cl H	297,400	63,661
Chengdu Xingrong Environment, Cl A	20,500	15,215
China Gas Holdings	43,390	132,886
China Longyuan Power Group, Cl H	94,500	64,585
China National Nuclear Power, Cl A	53,800	35,592
China Power International Development	232,900	44,749
China Resources Gas Group	26,920	116,638
China Resources Power Holdings	52,050	54,098
China Yangtze Power, Cl A	46,000	130,247
ENN Energy Holdings	10,890	137,550
GD Power Development, Cl A	100,800	29,504
Guangdong Investment	77,060	114,077
Huadian Power International, Cl A	45,300	22,730
Huaneng Power International, Cl A	15,600	11,369
Huaneng Power International, Cl H	106,900	39,838
Hubei Energy Group, Cl A	29,100	17,209
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	39,300	15,083
Kunlun Energy	79,260	51,104
Luenmei Quantum, Cl A	10,200	20,107
SDIC Power Holdings, Cl A	27,200	37,533
Shanghai Electric Power, Cl A	17,500	18,686
Shenergy, Cl A	32,800	25,569
Shenzhen Energy Group, Cl A	26,480	21,433
Sichuan Chuantou Energy, Cl A	22,200	33,385

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Utilities ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $1,467,433)	$1,365,921
TOTAL INVESTMENTS — 99.7%
(Cost $1,467,433)	$1,365,921

Percentages are based on Net Assets of $1,369,802.
Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in
Common Stock
Beginning Balance as of October 31, 2019	$68,089
Transfers out of Level 3	(63,661)
Transfers into Level 3	-
Net purchases	16,219
Net sales	(8,729)
Realized gain/(loss)	(365)
Change in unrealized appreciation/(depreciation)	(11,553)
Ending Balance as of October 31, 2020	$-

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Real Estate ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 96.5%
Real Estate — 96.5%
Agile Group Holdings	101,700	$139,012
Beijing Capital Development, Cl A	9,400	8,661
China Aoyuan Group	103,800	97,176
China Enterprise	15,600	9,132
China Evergrande Group	134,300	266,700
China Fortune Land Development, Cl A	18,720	39,334
China Jinmao Holdings Group	417,600	210,554
China Merchants Property Operation & Service, Cl A	2,200	8,361
China Merchants Shekou Industrial Zone Holdings, Cl A	32,900	69,080
China Overseas Land & Investment	231,900	580,135
China Overseas Property Holdings	17,100	12,370
China Resources Land	159,700	649,728
China Vanke, Cl A	13,900	57,188
China Vanke, Cl H	90,600	280,392
CIFI Holdings Group	242,400	167,230
Country Garden Holdings	515,100	633,676
Financial Street Holdings, Cl A	28,700	28,587
Gemdale, Cl A	29,600	59,012
Grandjoy Holdings Group, Cl A	11,400	7,763
Greenland Holdings Group, Cl A	51,200	47,329
Guangzhou R&F Properties	143,500	181,715
Jiangsu Zhongnan Construction Group, Cl A	13,700	18,454
Jinke Properties Group, Cl A	40,300	46,642
Kaisa Group Holdings	219,000	101,665
KE Holdings ADR *	5,588	389,763

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
KWG Group Holdings	100,100	$132,178
KWG Living Group Holdings *	50,050	39,240
Logan Property Holdings	108,100	168,948
Longfor Group Holdings	125,800	687,007
Poly Developments and Holdings Group, Cl A	49,753	114,124
Poly Property Services	7,000	50,323
RiseSun Real Estate Development, Cl A	33,200	34,855
Seazen Group	176,200	131,783
Seazen Holdings, Cl A	11,200	54,376
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	107,469	88,340
Shanghai Zhangjiang High-Tech Park Development, Cl A	9,000	25,416
Shenzhen Investment	292,900	89,137
Shimao Property Holdings	77,600	273,682
Sichuan Languang Development, Cl A	11,100	8,172
Sino-Ocean Group Holding	316,200	60,346
SOHO China *	225,500	60,193
Sunac China Holdings	155,600	573,855
Xinhu Zhongbao, Cl A	81,800	39,091
Yango Group, Cl A	14,700	15,059
Youngor Group, Cl A	10,300	10,967
Yuexiu Property	623,100	120,525
Yuzhou Properties	180,900	69,749
Zhenro Properties Group	104,400	60,178
Zhongtian Financial Group, Cl A *	19,300	8,762
TOTAL CHINA		7,025,965

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 3.3%
Real Estate — 3.3%
Wharf Holdings	117,600	$242,635
TOTAL COMMON STOCK
(Cost $8,060,464)		7,268,600
TOTAL INVESTMENTS — 99.8%
(Cost $8,060,464)		$7,268,600

Percentages are based on Net Assets of $7,280,617.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Large-Cap 50 ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%
CHINA— 99.4%
Communication Services — 17.0%
Baidu ADR *	956	$127,196
China Mobile	19,860	120,750
NetEase ADR	1,460	126,713
Tencent Holdings	6,900	525,852
		900,511
Consumer Discretionary — 34.3%
Alibaba Group Holding ADR *	1,734	528,331
ANTA Sports Products	4,200	46,198
China International Travel Service, Cl A	1,800	53,600
Geely Automobile Holdings	19,500	40,032
JD.com ADR *	2,669	217,577
Meituan Dianping, Cl B *	9,149	340,012
New Oriental Education & Technology Group ADR *	626	100,398
NIO ADR *	3,492	106,785
Pinduoduo ADR *	771	69,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhou International Group Holdings	4,000	$69,067
TAL Education Group ADR *	1,513	100,554
Trip.com Group ADR *	1,873	53,867
Yum China Holdings	1,779	94,696
		1,820,492
Consumer Staples — 11.3%
China Mengniu Dairy	15,100	70,974
Foshan Haitian Flavouring & Food, Cl A	3,040	72,729
Kweichow Moutai, Cl A	1,131	282,067
Muyuan Foodstuff, Cl A	3,480	36,836
Wuliangye Yibin, Cl A	3,738	136,402
		599,008
Energy — 1.1%
CNOOC	66,900	60,733
Financials — 17.7%
Bank of China, Cl H	289,200	91,367
China Construction Bank, Cl H	279,900	193,101
China Life Insurance, Cl H	31,350	68,078
China Merchants Bank, Cl H	16,650	86,526
CITIC Securities, Cl A	11,200	47,886
Industrial & Commercial Bank of China, Cl H	203,000	114,133
Industrial Bank, Cl A	21,100	56,088
Ping An Bank, Cl A	20,800	55,135
Ping An Insurance Group of China, Cl H	17,940	184,030
Shanghai Pudong Development Bank, Cl A	30,800	42,592
		938,936
Health Care — 4.8%
CSPC Pharmaceutical Group	33,120	34,893
Jiangsu Hengrui Medicine, Cl A	5,396	71,590
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,160	67,006
Wuxi Biologics Cayman *	2,880	80,441
		253,930
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.4%
Contemporary Amperex Technology, Cl A	2,400	$88,588
ZTO Express Cayman ADR *	1,338	38,775
		127,363
Information Technology — 6.0%
Hangzhou Hikvision Digital Technology, Cl A	9,700	65,041
Luxshare Precision Industry, Cl A	7,799	63,894
Semiconductor Manufacturing International *	11,800	34,617
Sunny Optical Technology Group	3,340	55,216
Xiaomi, Cl B *	34,600	98,158
		316,926
Real Estate — 3.6%
China Overseas Land & Investment	17,900	44,780
China Resources Land	14,100	57,364
China Vanke, Cl A	10,500	43,200
Sunac China Holdings	12,950	47,760
		193,104
Utilities — 1.2%
China Yangtze Power, Cl A	22,200	62,858
TOTAL CHINA		5,273,861
HONG KONG— 0.7%
Health Care — 0.7%
Sino Biopharmaceutical	39,200	39,529
TOTAL COMMON STOCK
(Cost $4,362,476)		5,313,390
TOTAL INVESTMENTS — 100.1%
(Cost $4,362,476)		$5,313,390

Percentages are based on Net Assets of $5,309,667.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Greece ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
GREECE— 93.8%
Communication Services — 20.6%
Hellenic Telecommunications Organization	1,691,053	$22,495,370
Consumer Discretionary — 20.7%
FF Group *(A)(B)(C)	452,712	5,273
FF Group ADR *(A)(B)(C)	200,300	2,333
JUMBO	445,179	6,222,799
JUMBO ADR (D)	340,000	4,752,588
OPAP	747,128	6,026,770
OPAP ADR	1,404,900	5,521,257
		22,531,020
Consumer Staples — 2.3%
Sarantis	258,433	2,543,750
Energy — 8.2%
GasLog (D)	372,448	886,426
GasLog Partners	287,418	922,612

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hellenic Petroleum	482,373	$2,359,946
Motor Oil Hellas Corinth Refineries	228,088	2,125,506
Motor Oil Hellas Corinth Refineries ADR (D)	368,300	1,716,057
Tsakos Energy Navigation (D)	114,203	887,357
		8,897,904
Financials — 14.2%
Alpha Bank AE *	8,702,007	4,389,117
Eurobank Ergasias *	11,311,769	3,751,352
Hellenic Exchanges - Athens Stock Exchange	492,244	1,462,145
National Bank of Greece *	4,004,627	4,182,449
Piraeus Bank *	2,275,706	1,736,310
		15,521,373
Industrials — 11.6%
Aegean Airlines *	262,045	805,842
Ellaktor * (D)	1,180,912	1,843,283
GEK Terna Holding Real Estate Construction *	453,298	3,057,259
Mytilineos Holdings	207,821	2,270,712
Mytilineos Holdings ADR	426,200	4,656,789
		12,633,885
Real Estate — 2.9%
LAMDA Development *	541,788	3,187,063
Utilities — 13.3%
Athens Water Supply & Sewage	343,155	2,658,164
Holding ADMIE IPTO	953,111	2,353,689
Public Power * (D)	853,661	4,773,056
Terna Energy	357,582	4,765,094
		14,550,003
TOTAL GREECE		102,360,368
UNITED STATES— 5.9%
Energy — 2.3%
Dorian LPG *	301,147	2,469,405
Materials — 3.6%
Titan Cement International *	315,277	3,914,888

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$6,384,293
TOTAL COMMON STOCK
(Cost $194,244,240)		108,744,661

SHORT-TERM INVESTMENT(E)(F) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $385,653)	385,653	385,653

REPURCHASE AGREEMENT(E) — 3.1%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $3,340,892 (collateralized by U.S. Treasury Obligations, ranging in par value $157,124 - $541,651, 1.625%, 11/15/2022, with a total market value of $3,407,030)

(Cost $3,340,874)	$3,340,874	3,340,874
TOTAL INVESTMENTS — 103.2%
(Cost $197,970,767)		$112,471,188

Percentages are based on Net Assets of $109,015,603.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2020 was $7,606 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $7,606 and represents 0.0% of net assets.

(D)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $3,532,659.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $3,726,527.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Greece ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$108,737,055	$—	$7,606	$108,744,661
Short-Term Investment	385,653	—	—	385,653
Repurchase Agreement	—	3,340,874	—	3,340,874
Total Investments in Securities	$109,122,708	$3,340,874	$7,606	$112,471,188

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Norway ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL— 4.9%
Materials — 4.9%
Yara International	46,881	$1,630,733
FAROE ISLANDS— 2.6%
Consumer Staples — 2.6%
Bakkafrost P/F	15,578	886,553
FRANCE— 3.2%
Communication Services — 3.2%
Adevinta, Cl B *	68,572	1,058,116
NORWAY— 87.1%
Communication Services — 12.9%
Schibsted, Cl B	30,149	1,080,574
Telenor	212,005	3,264,738
		4,345,312

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.8%
Europris	49,099	$254,257
Consumer Staples — 15.8%
Austevoll Seafood	31,075	211,147
Grieg Seafood (A)	15,207	107,305
Leroy Seafood Group	93,468	438,453
Mowi	127,336	2,006,849
Norway Royal Salmon	3,955	84,737
Orkla	172,838	1,628,778
Salmar	16,207	818,077
		5,295,346
Energy — 13.3%
BW Offshore	27,630	65,904
DNO International (A)	221,655	91,525
Equinor	294,810	3,739,541
Frontline	32,217	176,777
Ocean Yield	23,926	52,814
TGS Nopec Geophysical	34,899	321,284
		4,447,845
Financials — 22.5%
Aker, Cl A	7,589	302,167
DnB *	278,209	3,745,796
Gjensidige Forsikring	61,084	1,158,563
Norwegian Finance Holding	36,049	257,955
Protector Forsikring	24,895	117,849
Sbanken	22,664	143,445
Sparebank 1 Nord Norge	34,709	231,663
Sparebank 1 Oestlandet	10,049	89,464
SpareBank 1 SMN	42,301	362,434
SpareBank 1 SR-Bank *	50,182	397,934
Storebrand	143,879	754,101
		7,561,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 9.7%
Bonheur	5,542	$117,115
Golden Ocean Group	33,173	107,305
Hexagon Composites	23,973	109,246
Kongsberg Gruppen	25,624	414,430
NEL, Cl A *	374,492	708,329
Norwegian Air Shuttle * (A)	144,180	9,128
Stolt-Nielsen	10,460	96,296
TOMRA Systems	32,165	1,294,494
Veidekke	29,703	340,569
Wallenius Wilhelmsen, Cl B	30,527	58,123
		3,255,035
Information Technology — 2.7%
Atea	27,878	321,977
Crayon Group Holding *	8,156	90,273
Nordic Semiconductor *	47,491	498,815
		911,065
Materials — 4.9%
Borregaard	31,852	425,855
Elkem	68,491	144,737
Norsk Hydro	387,043	1,082,312
		1,652,904
Real Estate — 2.2%
Entra	49,357	643,370
Selvaag Bolig	21,096	104,941
		748,311
Utilities — 2.3%
Fjordkraft Holding	23,841	195,290
Scatec Solar *	26,770	588,115
		783,405
TOTAL NORWAY		29,254,851

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SINGAPORE— 0.5%
Energy — 0.5%
BW LPG	32,984	$143,201
Hafnia	23,784	35,133
TOTAL SINGAPORE		178,334
UNITED KINGDOM— 1.6%
Energy — 1.6%
FLEX LNG	9,120	58,247
Subsea 7	72,008	473,683
TOTAL UNITED KINGDOM		531,930
TOTAL COMMON STOCK
(Cost $47,063,424)		33,540,517

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $15,770)	15,770	15,770

REPURCHASE AGREEMENT(B) — 0.4%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $136,611 (collateralized by U.S. Treasury Obligations, ranging in par value $6,425 - $22,149, 1.625%, 11/15/2022, with a total market value of $139,319)

(Cost $136,611)	$136,611	136,611
TOTAL INVESTMENTS — 100.4%
(Cost $47,215,805)		$33,692,898

Percentages are based on Net Assets of $33,569,933.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Norway ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $144,944.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $152,381.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,540,517	$—	$—	$33,540,517
Short-Term Investment	15,770	—	—	15,770
Repurchase Agreement	—	136,611	—	136,611
Total Investments in Securities	$33,556,287	$136,611	$—	$33,692,898

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X DAX Germany ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.6%
GERMANY— 85.4%
Communication Services — 4.8%
Deutsche Telekom	75,007	$1,141,950
Consumer Discretionary — 14.1%
adidas	4,218	1,252,900
Bayerische Motoren Werke	7,407	506,293
Continental	2,485	264,224
Daimler	19,454	1,006,148
Delivery Hero *	3,066	352,786
		3,382,351
Consumer Staples — 1.0%
Beiersdorf	2,282	238,971
Financials — 14.6%
Allianz	9,577	1,685,189
Deutsche Bank	47,645	438,500
Deutsche Boerse	4,242	624,332

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,243	$758,543
		3,506,564
Health Care — 9.3%
Bayer	22,862	1,074,819
Fresenius & KGaA	9,489	351,936
Fresenius Medical Care & KGaA	4,577	349,641
Merck KGaA	2,984	441,962
		2,218,358
Industrials — 14.4%
Deutsche Post	22,882	1,013,921
MTU Aero Engines	1,236	210,996
Siemens	19,077	2,237,739
		3,462,656
Information Technology — 11.2%
Infineon Technologies	30,110	838,259
SAP	17,245	1,837,836
		2,676,095
Materials — 6.5%
BASF	21,377	1,172,090
Covestro	3,885	185,407
HeidelbergCement	3,449	197,343
		1,554,840
Real Estate — 4.8%
Deutsche Wohnen	7,371	372,036
Vonovia	12,280	784,165
		1,156,201
Utilities — 4.7%
E.ON	51,593	537,998
RWE	15,638	579,084
		1,117,082
TOTAL GERMANY		20,455,068

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 10.2%
Materials — 10.2%
Linde	11,181	$2,451,151
TOTAL COMMON STOCK
(Cost $26,322,350)		22,906,219
PREFERRED STOCK — 4.3%
GERMANY— 4.3%
Consumer Discretionary — 2.7%
Volkswagen (A)	4,354	634,476
Consumer Staples — 1.6%
Henkel & KGaA (A)	4,027	391,780
TOTAL PREFERRED STOCK
(Cost $1,334,387)		1,026,256
TOTAL INVESTMENTS — 99.9%
(Cost $27,656,737)		$23,932,475

Percentages are based on Net Assets of $23,947,960.
*	Non-income producing security.
(A)	There’s currently no stated interest rate.

As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Portugal ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
NETHERLANDS— 4.7%
Communication Services — 4.7%
Altice Europe *	126,937	$625,310
PORTUGAL— 89.3%
Communication Services — 6.0%
NOS SGPS	161,542	554,731
Pharol SGPS * (A)	1,226,779	128,611
Sonaecom	58,653	102,483
		785,825
Consumer Discretionary — 0.9%
Ibersol SGPS *	26,138	111,740
Consumer Staples — 9.3%
Jeronimo Martins	41,608	661,090
Sonae	959,991	564,714
		1,225,804
Energy — 16.9%
Galp Energia	275,456	2,231,294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.7%
Banco Comercial Portugues, Cl R * (A)	5,528,780	$485,591
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	13
		485,604
Industrials — 6.6%
CTT-Correios de Portugal *	205,656	503,072
Mota-Engil * (A)	151,992	194,399
Sonae Capital *	160,570	144,021
Teixeira Duarte * (A)	310,651	31,482
		872,974
Materials — 15.8%
Altri	129,515	499,968
Corticeira Amorim SGPS	55,952	642,632
Navigator *	251,440	553,855
Ramada Investimentos E Industria *	12,072	41,624
Semapa-Sociedade de Investimento e Gestao	44,812	336,685
		2,074,764
Utilities — 30.1%
Energias de Portugal (A)	677,526	3,339,961
REN - Redes Energeticas Nacionais	235,533	618,683
		3,958,644
TOTAL PORTUGAL		11,746,649
SPAIN— 6.0%
Utilities — 6.0%
EDP Renovaveis	41,843	795,450
TOTAL COMMON STOCK
(Cost $21,845,346)		13,167,409

SHORT-TERM INVESTMENT(E)(F) — 2.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $319,224)	319,224	319,224

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 21.0%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $2,765,417 (collateralized by U.S. Treasury Obligations, ranging in par value $130,059 - $448,350, 1.625%, 11/15/2022, with a total market value of $2,820,159)

(Cost $2,765,402)	$2,765,402	$2,765,402
TOTAL INVESTMENTS — 123.4%
(Cost $24,929,972)		$16,252,035

Percentages are based on Net Assets of $13,169,088.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $530,714.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2020 was $13 and represented 0.0% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $13 and represents 0.0% of net assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $3,084,626.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$13,167,396	$—	$13	$13,167,409
Short-Term Investment	319,224	—	—	319,224
Repurchase Agreement	—	2,765,402	—	2,765,402
Total Investments in Securities	$13,486,620	$2,765,402	$13	$16,252,035

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Portugal ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Colombia ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 92.6%
CHILE— 5.3%
Energy — 3.0%
Empresas COPEC	132,245	$1,008,030
Utilities — 2.3%
Enel Americas	6,006,467	796,175
TOTAL CHILE		1,804,205
COLOMBIA— 85.6%
Consumer Staples — 4.7%
Grupo Nutresa	293,142	1,622,884
Energy — 14.3%
Canacol Energy	438,190	1,186,385
Ecopetrol ADR (A)	400,196	3,701,813
		4,888,198
Financials — 36.8%
Banco de Bogota	70,791	1,249,561
BanColombia	395,870	2,516,134
BanColombia ADR	183,945	4,688,758
Financiera Colombiana *	221,159	1,491,740
Grupo Aval Acciones y Valores ADR	271,584	1,232,991

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo de Inversiones Suramericana	266,012	$1,387,114
		12,566,298
Materials — 9.8%
Cementos Argos	1,249,616	1,476,659
Cemex Latam Holdings *	953,187	792,540
Grupo Argos	396,854	1,093,378
		3,362,577
Utilities — 20.0%
Celsia ESP	1,284,416	1,401,490
Grupo Energia Bogota ESP	2,534,908	1,578,296
Interconexion Electrica	710,060	3,842,593
		6,822,379
TOTAL COLOMBIA		29,262,336
UNITED STATES— 1.7%
Materials — 1.7%
Tecnoglass	130,779	589,813
TOTAL COMMON STOCK
(Cost $47,663,452)		31,656,354

PREFERRED STOCK — 7.0%
COLOMBIA— 7.0%
Financials — 5.5%
Banco Davivienda (B)	222,631	1,451,420
Grupo Aval Acciones y Valores (B)	1,431,941	330,621
Grupo de Inversiones Suramericana (B)	25,964	112,554
		1,894,595
Materials — 1.5%
Grupo Argos (B)	224,076	499,930
TOTAL PREFERRED STOCK
(Cost $4,041,044)		2,394,525

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Colombia ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $286,983)	286,983	$286,983

REPURCHASE AGREEMENT(C) — 7.3%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $2,486,111 (collateralized by U.S. Treasury Obligations, ranging in par value $116,923 - $403,067, 1.625%, 11/15/2022, with a total market value of $2,535,325)

(Cost $2,486,099)	$2,486,099	2,486,099
TOTAL INVESTMENTS — 107.7%
(Cost $54,477,578)		$36,823,961

Percentages are based on Net Assets of $34,180,506.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $2,775,925.
(B)	There’s currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $2,773,082.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,656,354	$—	$—	$31,656,354
Preferred Stock	2,394,525	—	—	2,394,525
Short-Term Investment	286,983	—	—	286,983
Repurchase Agreement	—	2,486,099	—	2,486,099
Total Investments in Securities	$34,337,862	$2,486,099	$—	$36,823,961

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Argentina ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 95.9%
ARGENTINA— 78.1%
Communication Services — 3.5%
Telecom Argentina ADR	209,040	$1,339,946
Consumer Discretionary — 26.9%
Despegar.com *	124,104	843,907
MercadoLibre * (A)	7,816	9,489,015
		10,332,922
Energy — 5.2%
Transportadora de Gas del Sur ADR * (A)	184,872	891,083
YPF ADR	346,976	1,117,263
		2,008,346
Financials — 7.8%
Banco BBVA Argentina ADR * (A)	169,471	411,814
Banco Macro ADR *	101,875	1,215,369
Grupo Financiero Galicia ADR	183,019	1,145,699

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Grupo Supervielle ADR (A)	140,107	$239,583
		3,012,465
Industrials — 0.3%
America Airports * (A)	75,163	129,280
Information Technology — 25.8%
Globant *	54,819	9,900,860
Materials — 1.6%
Loma Negra Cia Industrial Argentina ADR	141,432	605,329
Real Estate — 1.5%
Cresud SACIF y A ADR *	76,914	242,279
IRSA Inversiones y Representaciones ADR *	54,385	199,593
IRSA Propiedades Comerciales ADR	14,662	118,762
		560,634
Utilities — 5.5%
Central Puerto ADR (A)	233,388	506,452
Empresa Distribuidora Y Comercializadora Norte ADR *	51,920	172,375
Pampa Energia ADR * (A)	121,440	1,432,992
		2,111,819
TOTAL ARGENTINA		30,001,601
BRAZIL— 6.3%
Consumer Discretionary — 3.1%
Arcos Dorados Holdings, Cl A	298,860	1,201,417
Consumer Staples — 3.2%
Adecoagro *	252,850	1,223,794
TOTAL BRAZIL		2,425,211
CANADA— 4.2%
Materials — 4.2%
SSR Mining * (A)	86,286	1,595,840
CHILE— 7.2%
Consumer Staples — 7.2%
Cencosud	1,023,036	1,420,828
Cia Cervecerias Unidas	243,678	1,353,714

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL CHILE		$2,774,542
UNITED KINGDOM— 0.1%
Energy — 0.1%
Phoenix Global Resources PLC *	771,291	53,603
TOTAL COMMON STOCK
(Cost $61,894,763)		36,850,797

PREFERRED STOCK — 4.0%
CHILE— 4.0%
Consumer Staples — 4.0%
Embotelladora Andina (B)
(Cost $1,843,004)	741,791	1,542,942

SHORT-TERM INVESTMENT(C)(D) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $645,205)	645,205	645,205

REPURCHASE AGREEMENT(C) — 14.6%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $5,589,368 (collateralized by U.S. Treasury Obligations, ranging in par value $262,871 - $906,191, 1.625%, 11/15/2022, with a total market value of $5,700,017)

(Cost $5,589,341)	$5,589,341	5,589,341
TOTAL INVESTMENTS — 116.2%
(Cost $69,972,313)		$44,628,285

Percentages are based on Net Assets of $38,420,755.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Argentina ETF

(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $5,901,951.
(B)	There’s currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $6,234,546.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$36,850,797	$—	$—	$36,850,797
Preferred Stock	1,542,942	—	—	1,542,942
Short-Term Investment	645,205	—	—	645,205
Repurchase Agreement	—	5,589,341	—	5,589,341
Total Investments in Securities	$39,038,944	$5,589,341	$—	$44,628,285

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Pakistan ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
PAKISTAN— 99.8%
Consumer Discretionary — 3.5%
Honda Atlas Cars Pakistan	209,650	$413,450
Nishat Mills	1,048,636	554,363
PAK Suzuki Motor *	188,600	239,188
		1,207,001
Energy — 20.4%
Mari Petroleum	135,283	1,050,124
Oil & Gas Development	3,467,500	2,022,275
Pakistan Oilfields	587,057	1,167,408
Pakistan Petroleum	2,445,339	1,264,646
Pakistan State Oil *	1,257,462	1,541,686
		7,046,139
Financials — 27.3%
Bank Al Habib	3,945,971	1,652,037
Bank Alfalah	3,826,322	789,866
Habib Bank	3,060,129	2,485,351
MCB Bank	2,230,833	2,314,663
National Bank of Pakistan *	2,881,195	700,695
United Bank	2,180,283	1,492,038
		9,434,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued

Health Care — 2.1%
Searle	481,310	$727,463
Industrials — 4.6%
Millat Tractors	152,202	870,440
Pak Elektron *	1,747,752	349,987
Pakistan International Bulk Terminal *	4,877,187	379,946
		1,600,373
Materials — 33.3%
DG Khan Cement *	1,253,429	844,539
Engro	1,403,305	2,664,002
Engro Fertilizers	2,814,153	1,130,931
Fauji Cement *	4,315,168	569,969
Fauji Fertilizer	2,372,825	1,564,702
Fauji Fertilizer Bin Qasim *	2,314,028	336,126
International Steels *	720,330	315,515
Lucky Cement *	677,887	2,847,717
Maple Leaf Cement Factory *	3,244,082	855,976
Packages	130,528	388,390
		11,517,867
Utilities — 8.7%
Hub Power	3,683,334	1,879,834
K-Electric *	15,232,900	354,674
Kot Addu Power	2,051,048	360,278
SUI Northern Gas Pipeline	1,146,985	395,717
		2,990,503
TOTAL PAKISTAN		34,523,996
TOTAL COMMON STOCK
(Cost $35,956,086)		34,523,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Pakistan ETF

	Face Amount	Value
U.S TREASURY OBLIGATION — 5.8%
United States Treasury Bill
0.070%, 11/17/20(A)
(Cost $1,999,938)	$2,000,000	$1,999,940
TOTAL INVESTMENTS — 105.7%
(Cost $37,956,024)		$36,523,936

Percentages are based on Net Assets of $34,555,398.
*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$—	$34,523,996	$—	$34,523,996
U.S Treasury Obligation	—	1,999,940	—	1,999,940
Total Investments in Securities	$—	$36,523,936	$—	$36,523,936

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Nigeria ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 96.4%
NIGERIA— 94.0%
Communication Services — 4.7%
Nigeria Communications	5,306,143	$1,977,803
Consumer Staples — 25.9%
Dangote Sugar Refinery	37,739,109	1,348,070
Flour Mills of Nigeria	24,022,814	1,750,426
Nestle Nigeria	1,211,123	4,456,950
Nigerian Breweries	12,750,569	1,716,226
UAC of Nigeria	38,739,565	782,152
Unilever Nigeria	24,647,104	886,793
		10,940,617
Financials — 46.7%
Access Bank	67,702,942	1,384,447
FBN Holdings	113,264,967	1,905,682
FCMB Group	171,109,376	1,386,308
Fidelity Bank	176,888,874	1,149,254
Guaranty Trust Bank	66,031,216	5,554,874
Stanbic IBTC Holdings	17,063,251	2,053,791
Sterling Bank	212,093,700	971,723
United Bank for Africa	87,003,212	1,734,074
Zenith Bank	62,245,336	3,560,743
		19,700,896

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 14.8%
Dangote Cement	11,501,848	$4,763,533
Lafarge Africa	30,621,105	1,482,190
		6,245,723
Utilities — 1.9%
Transnational Corp of Nigeria	432,691,712	795,204
TOTAL NIGERIA		39,660,243
TOGO— 2.4%
Financials — 2.4%
Ecobank Transnational *	71,328,071	1,043,159
TOTAL COMMON STOCK
(Cost $42,968,788)		40,703,402

U.S TREASURY OBLIGATION — 2.4%
United States Treasury Bill
0.070%, 11/17/20(A)
(Cost $999,969)	$1,000,000	999,970
TOTAL INVESTMENTS — 98.8%
(Cost $43,968,757)		$41,703,372
Percentages are based on Net Assets of $42,199,143.
*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,703,402	$—	$—	$40,703,402
U.S Treasury Obligation	—	999,970	—	999,970
Total Investments in Securities	$40,703,402	$999,970	$—	$41,703,372

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
BAHRAIN— 0.7%
Financials — 0.7%
Ahli United Bank BSC	136,316	$105,201
BANGLADESH— 1.2%
Communication Services — 0.3%
GrameenPhone	9,276	36,086
Financials — 0.1%
BRAC Bank	22,136	10,840
Health Care — 0.8%
Square Pharmaceuticals	46,469	108,784
TOTAL BANGLADESH		155,710
CHILE— 2.0%
Consumer Discretionary — 0.4%
Falabella	20,528	56,225
Consumer Staples — 0.4%
Cencosud	38,880	53,998
Financials — 0.8%
Banco de Chile	652,031	50,290
Banco de Credito e Inversiones	841	26,295

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Banco Santander Chile	939,586	$32,860
		109,445
Utilities — 0.4%
Enel Chile	752,913	50,474
TOTAL CHILE		270,142
CZECH REPUBLIC— 0.8%
Financials — 0.2%
Komercni Banka	1,228	24,852
Utilities — 0.6%
CEZ	4,413	83,282
TOTAL CZECH REPUBLIC		108,134
EGYPT— 0.6%
Financials — 0.6%
Commercial International Bank Egypt S.A.E.	20,108	78,191
ESTONIA— 0.1%
Industrials — 0.1%
Tallink Grupp	17,834	12,838
GREECE— 0.9%
Communication Services — 0.6%
Hellenic Telecommunications Organization	6,434	85,589
Consumer Discretionary — 0.3%
OPAP	5,772	46,560
TOTAL GREECE		132,149
INDONESIA— 9.5%
Communication Services — 1.5%
Telekomunikasi Indonesia Persero	1,188,935	212,992
Consumer Discretionary — 1.3%
Astra International	485,367	180,042
Consumer Staples — 2.0%
Charoen Pokphand Indonesia	175,900	70,360
Gudang Garam *	11,354	31,811
Indofood CBP Sukses Makmur TBK	55,100	36,357
Indofood Sukses Makmur	104,300	49,921

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Unilever Indonesia	182,395	$97,589
		286,038
Energy — 0.4%
United Tractors	39,950	57,705
Financials — 3.6%
Bank Central Asia	113,858	225,381
Bank Mandiri	235,236	92,888
Bank Negara Indonesia Persero	92,600	30,012
Bank Rakyat Indonesia Persero	701,570	161,181
		509,462
Health Care — 0.4%
Kalbe Farma	501,200	52,262
Materials — 0.3%
Semen Indonesia Persero	70,400	46,091
TOTAL INDONESIA		1,344,592
JORDAN— 0.1%
Financials — 0.1%
Arab Bank *	1,962	11,180
KAZAKHSTAN— 0.7%
Energy — 0.5%
NAC Kazatomprom JSC GDR	4,636	65,831
Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	2,507	25,020
TOTAL KAZAKHSTAN		90,851
KENYA— 1.9%
Communication Services — 1.7%
Safaricom	857,600	243,171
Financials — 0.2%
Equity Group Holdings	70,300	21,904
TOTAL KENYA		265,075
KUWAIT— 8.1%
Communication Services — 2.0%
Mobile Telecommunications KSC	148,340	284,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 4.3%
Boubyan Bank KSCP	26,528	$51,876
Burgan Bank SAK	17,789	12,041
Gulf Bank KSCP	38,057	27,504
Kuwait Finance House	99,716	215,866
National Bank of Kuwait SAK	105,202	290,699
		597,986
Industrials — 1.2%
Agility Public Warehousing KSC	79,442	173,016
Real Estate — 0.6%
Mabanee SAK	39,198	83,062
TOTAL KUWAIT		1,138,326
LUXEMBOURG— 0.1%
Financials — 0.1%
Reinet Investments SCA	992	15,741
MALAYSIA— 7.7%
Communication Services — 1.5%
Axiata Group	79,867	56,320
DiGi.com	85,702	77,761
Maxis	64,576	74,600
		208,681
Consumer Staples — 1.0%
Nestle Malaysia	1,970	66,094
PPB Group	17,600	79,634
		145,728
Financials — 2.7%
CIMB Group Holdings	93,590	66,448
Hong Leong Bank	9,400	33,483
Malayan Banking	57,100	96,197
Public Bank	42,310	153,558
RHB Bank	25,900	26,367
		376,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.4%
Kossan Rubber Industries	35,200	$63,538
Industrials — 0.5%
Gamuda	51,700	41,435
Malaysia Airports Holdings	31,700	31,891
		73,326
Utilities — 1.6%
Petronas Gas	21,789	82,541
Tenaga Nasional	62,683	143,922
		226,463
TOTAL MALAYSIA		1,093,789
MEXICO— 6.6%
Communication Services — 0.6%
Grupo Televisa	65,711	82,859
Consumer Staples — 2.3%
Kimberly-Clark de Mexico, Cl A	41,600	61,645
Wal-Mart de Mexico	110,011	264,978
		326,623
Financials — 1.4%
Grupo Financiero Banorte, Cl O *	37,544	166,744
Grupo Financiero Inbursa, Cl O *	37,300	27,540
		194,284
Industrials — 1.4%
Grupo Aeroportuario del Pacifico, Cl B	10,400	86,284
Grupo Aeroportuario del Sureste, Cl B	5,665	65,235
Promotora y Operadora de Infraestructura	6,617	43,215
		194,734
Real Estate — 0.5%
Fibra Uno Administracion ‡	85,700	64,725
Utilities — 0.4%
Infraestructura Energetica Nova	15,640	52,174
TOTAL MEXICO		915,399

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MOROCCO— 2.4%
Communication Services — 1.4%
Maroc Telecom	12,534	$192,076
Consumer Staples — 0.3%
Cosumar	1,901	41,752
Financials — 0.4%
Attijariwafa Bank	1,045	42,780
Banque Centrale Populaire	700	18,194
		60,974
Materials — 0.3%
Ciments du Maroc	242	38,264
TOTAL MOROCCO		333,066
NIGERIA— 0.9%
Financials — 0.3%
Guaranty Trust Bank	334,550	28,144
Zenith Bank	355,651	20,345
		48,489
Materials — 0.6%
Dangote Cement	204,272	84,600
TOTAL NIGERIA		133,089
OMAN— 0.5%
Communication Services — 0.3%
Oman Telecommunications SAOG	22,731	36,134
Financials — 0.2%
BankMuscat SAOG	32,459	30,351
TOTAL OMAN		66,485
PERU— 0.8%
Financials — 0.8%
Credicorp	979	112,272
PHILIPPINES— 4.7%
Communication Services — 0.5%
PLDT	2,381	65,330
Financials — 0.4%
BDO Unibank	28,610	52,550

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.3%
Aboitiz Equity Ventures	54,273	$49,956
SM Investments	6,638	130,291
		180,247
Real Estate — 2.5%
Ayala Land	222,970	152,025
SM Prime Holdings	278,527	193,933
		345,958
TOTAL PHILIPPINES		644,085
POLAND— 2.2%
Communication Services — 0.3%
Cyfrowy Polsat	7,836	48,791
Consumer Staples — 0.5%
Dino Polska *	1,339	73,441
Energy — 0.3%
Polskie Gornictwo Naftowe i Gazownictwo	47,267	49,727
Financials — 1.1%
Bank Polska Kasa Opieki	2,619	27,930
Powszechna Kasa Oszczednosci Bank Polski	12,590	60,207
Powszechny Zaklad Ubezpieczen	8,685	47,329
Santander Bank Polska	577	17,905
		153,371
TOTAL POLAND		325,330
QATAR— 4.0%
Energy — 0.4%
Qatar Fuel QSC	13,282	62,744
Financials — 1.4%
Commercial Bank PSQC	28,162	32,872
Masraf Al Rayan QSC	52,757	62,233
Qatar International Islamic Bank QSC	12,136	27,669
Qatar Islamic Bank SAQ	16,658	74,117
		196,891
Industrials — 0.9%
Industries Qatar QSC	49,752	123,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.4%
Mesaieed Petrochemical Holding	119,938	$61,105
Real Estate — 0.4%
Barwa Real Estate	55,363	50,680
Utilities — 0.5%
Qatar Electricity & Water QSC	14,703	67,438
TOTAL QATAR		562,042
ROMANIA— 1.4%
Energy — 0.8%
OMV Petrom	802,135	60,129
Societatea Nationala de Gaze Naturale ROMGAZ	7,771	47,923
		108,052
Financials — 0.5%
Banca Transilvania	114,492	51,824
BRD-Groupe Societe Generale	5,507	15,009
		66,833
Real Estate — 0.1%
NEPI Rockcastle	5,677	20,114
TOTAL ROMANIA		194,999
SAUDI ARABIA— 10.2%
Communication Services — 2.2%
Etihad Etisalat *	6,515	48,642
Saudi Telecom	9,603	255,291
		303,933
Consumer Discretionary — 0.3%
Jarir Marketing	1,015	46,876
Consumer Staples — 0.7%
Almarai JSC	3,963	54,526
Savola Group	4,143	50,596
		105,122
Energy — 2.0%
Saudi Arabian Oil	31,475	282,833

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.4%
Al Rajhi Bank	10,325	$181,155
Alinma Bank *	8,116	33,068
Arab National Bank	5,710	28,898
Bank AlBilad	3,497	21,689
Banque Saudi Fransi	5,056	40,040
Bupa Arabia for Cooperative Insurance *	571	17,448
Riyad Bank	11,278	54,130
Samba Financial Group	8,194	60,303
Saudi British Bank	5,986	38,020
		474,751
Materials — 1.1%
Saudi Arabian Fertilizer	3,245	65,241
Saudi Kayan Petrochemical *	12,692	32,083
Yanbu National Petrochemical	4,012	61,512
		158,836
Utilities — 0.5%
Saudi Electricity	13,202	66,603
TOTAL SAUDI ARABIA		1,438,954
SOUTH AFRICA— 6.6%
Communication Services — 0.4%
MultiChoice Group	6,114	50,410
Consumer Discretionary — 2.5%
Mr Price Group	3,585	27,109
Naspers, Cl N	1,666	324,133
		351,242
Consumer Staples — 0.9%
Clicks Group	3,412	49,546
Shoprite Holdings	6,577	52,179
Tiger Brands	2,175	26,971
		128,696
Financials — 2.3%
Absa Group	5,368	28,719
Capitec Bank Holdings	490	34,378

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discovery	2,698	$17,767
FirstRand	34,961	80,901
Nedbank Group	2,537	14,986
Old Mutual	35,067	20,243
Remgro	3,948	20,985
Sanlam	12,619	36,710
Standard Bank Group	9,696	63,294
		317,983
Industrials — 0.2%
Bidvest Group	4,065	33,338
Materials — 0.3%
Harmony Gold Mining *	7,302	35,839
TOTAL SOUTH AFRICA		917,508
SRI LANKA— 0.3%
Industrials — 0.3%
John Keells Holdings	55,599	39,489
THAILAND— 8.9%
Communication Services — 1.2%
Advanced Info Service NVDR	19,334	107,006
Intouch Holdings PCL NVDR	36,200	62,139
		169,145
Consumer Discretionary — 0.5%
Central Retail NVDR	27,000	23,173
Home Product Center NVDR	95,160	42,744
		65,917
Consumer Staples — 1.3%
Berli Jucker NVDR	17,890	16,502
CP ALL NVDR	94,972	163,784
		180,286
Energy — 1.9%
PTT NVDR	185,950	184,951
PTT Exploration & Production NVDR	22,450	56,724

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Thai Oil NVDR	16,730	$18,384
		260,059
Financials — 0.5%
Bangkok Bank NVDR	4,700	14,589
Kasikornbank NVDR	14,570	35,645
Siam Commercial Bank NVDR	6,970	14,536
		64,770
Health Care — 0.8%
Bangkok Dusit Medical Services NVDR	154,610	86,811
Bumrungrad Hospital NVDR	6,900	20,146
		106,957
Industrials — 1.3%
Airports of Thailand NVDR	69,620	115,596
Bangkok Expressway & Metro NVDR	114,100	30,019
BTS Group Holdings PCL NVDR	126,700	36,180
		181,795
Real Estate — 0.5%
Central Pattana NVDR	36,200	44,717
Land & Houses NVDR	124,700	25,606
		70,323
Utilities — 0.9%
Electricity Generating	4,800	25,565
Energy Absolute NVDR	22,200	27,067
Global Power Synergy NVDR	10,500	17,434
Gulf Energy Development NVDR	37,600	34,382
Ratch Group NVDR	11,900	17,754
		122,202
TOTAL THAILAND		1,221,454
TURKEY— 2.0%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	31,943	55,632
Consumer Staples — 0.7%
BIM Birlesik Magazalar	12,474	99,399

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.2%
Tupras Turkiye Petrol Rafinerileri *	3,750	$33,438
Financials — 0.4%
Akbank Turk *	50,526	28,750
Turkiye Garanti Bankasi	32,785	25,812
		54,562
Materials — 0.3%
Eregli Demir ve Celik Fabrikalari	40,305	45,820
TOTAL TURKEY		288,851
UNITED ARAB EMIRATES— 4.9%
Communication Services — 1.6%
Emirates Telecommunications Group PJSC	47,779	219,569
Financials — 2.2%
Abu Dhabi Commercial Bank PJSC (A)(B)(C)	39,957	63,854
Dubai Islamic Bank PJSC	29,371	33,264
Emirates NBD Bank PJSC	36,467	94,316
First Abu Dhabi Bank PJSC	39,429	123,016
		314,450
Real Estate — 1.1%
Aldar Properties PJSC	104,864	78,224
Emaar Properties PJSC	95,773	69,617
		147,841
TOTAL UNITED ARAB EMIRATES		681,860
VIETNAM— 9.0%
Consumer Staples — 2.8%
Masan Group	33,150	120,116
Saigon Beer Alcohol Beverage	4,300	34,185
Vietnam Dairy Products JSC	52,176	243,072
		397,373
Energy — 0.1%
Vietnam National Petroleum Group	6,700	14,161
Financials — 0.4%
Bank for Foreign Trade of Vietnam JSC	9,230	33,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank for Investment and Development of Vietnam JSC	3,580	$5,945
Ho Chi Minh City Development Joint Stock Commercial Bank *	8,294	8,658
Saigon Thuong Tin Commercial JSB *	11,470	6,581
		54,230
Industrials — 0.3%
Vietjet Aviation JSC *	10,920	47,670
Materials — 1.1%
Hoa Phat Group JSC	115,486	152,188
Real Estate — 4.2%
No Va Land Investment Group *	17,080	45,679
Vincom Retail JSC *	66,040	72,072
Vingroup JSC *	60,330	277,155
Vinhomes JSC *	59,710	195,750
		590,656
Utilities — 0.1%
PetroVietnam Gas JSC	4,160	12,633
TOTAL VIETNAM		1,268,911
TOTAL COMMON STOCK
(Cost $15,790,381)		13,965,713
TOTAL INVESTMENTS — 99.8%
(Cost $15,790,381)		$13,965,713

Percentages are based on Net Assets of $13,991,067.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered illiquid (Unaudited). The total value of such securities as of October 31, 2020 was $63,854 and represented 0.5% of Net Assets.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $63,854 and represents 0.5% of Net assets.

(C)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X MSCI Next Emerging & Frontier ETF

Cl — Class
GDR — Global Depositary Receipt
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$8,010,618	$5,891,241	$63,854	$13,965,713
Total Investments in Securities	$8,010,618	$5,891,241	$63,854	$13,965,713

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Nordic Region ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
DENMARK— 38.5%
Consumer Staples — 1.9%
Carlsberg, Cl B	3,459	$437,824
Health Care — 21.1%
Coloplast, Cl B	4,635	676,455
Genmab *	2,055	684,523
Novo Nordisk, Cl B	56,338	3,618,829
		4,979,807
Industrials — 11.1%
A P Moller - Maersk, Cl B	202	322,684
DSV PANALPINA	7,023	1,137,270
Vestas Wind Systems	6,824	1,164,835
		2,624,789
Utilities — 4.4%
Orsted	6,572	1,043,159
TOTAL DENMARK		9,085,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 18.2%
Energy — 3.2%
Neste	14,505	$754,920
Financials — 6.4%
Nordea Bank Abp	112,588	847,216
Sampo, Cl A	17,603	664,357
		1,511,573
Industrials — 4.6%
Kone, Cl B	13,680	1,089,007
Information Technology — 2.8%
Nokia	195,699	661,084
Utilities — 1.2%
Fortum	15,025	282,655
TOTAL FINLAND		4,299,239
NORWAY— 5.3%
Communication Services — 1.4%
Telenor	21,825	336,091
Energy — 1.8%
Equinor	33,631	426,595
Financials — 2.1%
DnB	36,352	489,442
TOTAL NORWAY		1,252,128
SWEDEN— 37.9%
Communication Services — 1.4%
Telia (A)	89,197	341,911
Consumer Discretionary — 2.1%
Hennes & Mauritz, Cl B	30,471	495,004
Consumer Staples — 2.6%
Essity, Cl B	21,167	613,288
Financials — 9.9%
Investor, Cl B	15,814	949,428
Skandinaviska Enskilda Banken, Cl A	50,091	429,376
Svenska Handelsbanken, Cl A *	51,845	420,065

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Nordic Region ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
Swedbank, Cl A	34,804	$545,453
		2,344,322
Industrials — 14.2%
Assa Abloy, Cl B	31,944	685,451
Atlas Copco, Cl A	21,959	969,278
Sandvik	37,527	668,232
Volvo, Cl B	52,316	1,017,679
		3,340,640
Information Technology — 7.7%
Hexagon, Cl B	8,882	649,001
Telefonaktiebolaget LM Ericsson, Cl B	104,643	1,167,148
		1,816,149
TOTAL SWEDEN		8,951,314
TOTAL COMMON STOCK
(Cost $22,876,975)		23,588,260

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $27,762)	27,762	27,762

REPURCHASE AGREEMENT(B) — 1.0%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $240,495 (collateralized by U.S. Treasury Obligations, ranging in par value $11,311 - $38,991, 1.625%, 11/15/2022, with a total market value of $245,257)

(Cost $240,495)	$240,495	240,495
TOTAL INVESTMENTS — 101.0%
(Cost $23,145,232)		$23,856,517

Percentages are based on Net Assets of $23,608,638.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Nordic Region ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $256,430.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $268,257.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,588,260	$—	$—	$23,588,260
Short-Term Investment	27,762	—	—	27,762
Repurchase Agreement	—	240,495	—	240,495
Total Investments in Securities	$23,616,022	$240,495	$—	$23,856,517

For the year ended October 31, 2020, there were no transfers in or out of Level 3.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Southeast Asia ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 2.1%
Consumer Staples — 2.1%
Wilmar International	150,751	$446,015
INDONESIA— 21.0%
Communication Services — 2.8%
Telekomunikasi Indonesia Persero	3,294,400	590,176
Consumer Discretionary — 2.5%
Astra International	1,434,781	532,218
Consumer Staples — 1.8%
Gudang Garam *	33,100	92,737
Hanjaya Mandala Sampoerna	635,400	61,476
Unilever Indonesia	412,380	220,641
		374,854
Financials — 13.9%
Bank Central Asia	687,496	1,360,890
Bank Mandiri	1,315,580	519,486
Bank Negara Indonesia Persero	531,900	172,390

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	3,762,000	$864,295
		2,917,061
TOTAL INDONESIA		4,414,309
MALAYSIA— 18.1%
Communication Services — 2.2%
Axiata Group	323,788	228,327
DiGi.com	263,400	238,994
		467,321
Consumer Staples — 1.4%
Sime Darby Plantation	252,696	294,356
Financials — 8.9%
CIMB Group Holdings	500,775	355,544
Malayan Banking	426,731	718,921
Public Bank	220,199	799,182
		1,873,647
Health Care — 1.2%
IHH Healthcare	214,080	256,072
Materials — 1.4%
Petronas Chemicals Group	200,024	281,622
Utilities — 3.0%
Tenaga Nasional	277,245	636,562
TOTAL MALAYSIA		3,809,580
PHILIPPINES— 6.9%
Financials — 1.2%
BDO Unibank	141,340	259,610
Industrials — 1.7%
Ayala	23,020	362,898
Real Estate — 4.0%
Ayala Land	558,600	380,864
SM Prime Holdings	647,400	450,772
		831,636
TOTAL PHILIPPINES		1,454,144

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE— 28.2%
Communication Services — 3.8%
Singapore Telecommunications	528,904	$786,287
Consumer Discretionary — 0.5%
Jardine Cycle & Carriage	7,218	93,879
Financials — 22.3%
DBS Group Holdings	127,183	1,895,404
Oversea-Chinese Banking	244,966	1,510,519
United Overseas Bank	91,497	1,272,448
		4,678,371
Real Estate — 1.6%
CapitaLand	177,518	334,106
TOTAL SINGAPORE		5,892,643
THAILAND— 23.6%
Communication Services — 2.1%
Advanced Info Service NVDR	79,261	438,679
Consumer Staples — 3.1%
CP ALL NVDR	370,673	639,245
Energy — 6.0%
PTT NVDR	1,017,440	1,011,972
PTT Exploration & Production NVDR	97,510	246,376
		1,258,348
Financials — 3.9%
Bangkok Bank	17,000	52,771
Bangkok Bank NVDR	17,611	54,668
Kasikornbank NVDR	142,708	349,129
Siam Commercial Bank NVDR	170,731	356,061
		812,629
Health Care — 1.7%
Bangkok Dusit Medical Services NVDR	631,800	354,744
Industrials — 2.4%
Airports of Thailand NVDR	304,700	505,919
Materials — 3.1%
Siam Cement NVDR	59,926	649,875

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2020
Global X FTSE Southeast Asia ETF

	Shares	Value
Utilities — 1.3%
Gulf Energy Development NVDR	302,210	$276,345
TOTAL THAILAND		4,935,784
TOTAL COMMON STOCK
(Cost $27,364,286)		20,952,475
TOTAL INVESTMENTS — 99.9%
(Cost $27,364,286)		$20,952,475

Percentages are based on Net Assets of $20,981,156.
*	Non-income producing security.

NVDR — Non-Voting Depositary Receipt
The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,538,166	$4,414,309	$—	$20,952,475
Total Investments in Securities	$16,538,166	$4,414,309	$—	$20,952,475

For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Assets:
Cost of Investments	$2,099,372	$1,733,306	$2,244,139	$297,153,537
Cost of Repurchase Agreement	—	—	—	7,116,820
Cost of Foreign Currency	23	22	381	29
Investments, at Value	$1,557,239	$1,817,616	$2,012,916	$393,918,923	*
Repurchase Agreement, at Value	—	—	—	7,116,820
Cash	—	1,291	189	199,228
Foreign Currency, at Value	23	22	381	29
Dividend and Interest Receivable	12,104	13	1,801	11,209
Total Assets	1,569,366	1,818,942	2,015,287	401,246,209
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	7,938,349
Cash Overdraft	10,861	—	—	—
Payable due to Investment Adviser	897	1,013	1,136	190,152
Total Liabilities	11,758	1,013	1,136	8,128,501
Net Assets	$1,557,608	$1,817,929	$2,014,151	$393,117,708
Net Assets Consist of:
Paid-in Capital	$3,789,904	$3,817,388	$5,042,038	$374,417,885
Total Distributable Earnings/(Loss)	(2,232,296)	(1,999,459)	(3,027,887)	18,699,823
Net Assets	$1,557,608	$1,817,929	$2,014,151	$393,117,708
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	200,000	99,971	150,000	13,350,000
Net Asset Value, Offering and Redemption Price Per Share	$7.79	$18.18	$13.43	$29.45
*Includes Market Value of Securities on Loan	$—	$—	$—	$7,359,469
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF		Global X MSCI China Information Technology ETF
Assets:
Cost of Investments	$14,760,845	$9,222,161	$56,001,153		$17,681,427
Cost of Repurchase Agreement	—	—	157,796		—
Cost of Foreign Currency	5	—	25		10
Investments, at Value	$17,379,005	$10,652,364	$47,712,150	*	$20,793,575
Repurchase Agreement, at Value	—	—	157,796		—
Cash	52,962	8,108	52,335		49,027
Foreign Currency, at Value	6	8	25		10
Dividend and Interest Receivable	598	1,978	124		8
Total Assets	17,432,571	10,662,458	47,922,430		20,842,620
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	176,011		—
Payable due to Investment Adviser	8,941	6,001	19,887		10,731
Total Liabilities	8,941	6,001	195,898		10,731
Net Assets	$17,423,630	$10,656,457	$47,726,532		$20,831,889
Net Assets Consist of:
Paid-in Capital	$14,781,266	$9,323,187	$60,947,649		$17,609,202
Total Distributable Earnings/(Loss)	2,642,364	1,333,270	(13,221,117)		3,222,687
Net Assets	$17,423,630	$10,656,457	$47,726,532		$20,831,889
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	600,002	450,002	3,350,000		750,002
Net Asset Value, Offering and Redemption Price Per Share	$29.04	$23.68	$14.25		$27.78
*Includes Market Value of Securities on Loan	$—	$—	$166,956		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Large-Cap 50 ETF
Assets:
Cost of Investments	$16,920,205		$1,467,433	$8,060,464	$4,362,476
Cost of Repurchase Agreement	249,571		—	—	—
Cost of Foreign Currency	13		9	15,347	5
Investments, at Value	$17,001,715	*	$1,365,921	$7,268,600	$5,313,390
Repurchase Agreement, at Value	249,571		—	—	—
Cash	20,824		1,910	—	—
Foreign Currency, at Value	13		9	15,346	5
Dividend and Interest Receivable	61		64	28,654	—
Unrealized Appreciation on Spot Contracts	—		—	2	—
Receivable for Investment Securities Sold	—		2,654	—	—
Total Assets	17,272,184		1,370,558	7,312,602	5,313,395
Liabilities:
Obligation to Return Securities Lending Collateral	278,380		—	—	—
Payable due to Investment Adviser	9,523		756	4,156	1,016
Payable for Investment Securities Purchased	—		—	3,629	—
Cash Overdraft	—		—	24,200	2,712
Total Liabilities	287,903		756	31,985	3,728
Net Assets	$16,984,281		$1,369,802	$7,280,617	$5,309,667
Net Assets Consist of:
Paid-in Capital	$22,599,286		$1,502,076	$7,991,281	$4,401,938
Total Distributable Earnings/(Loss)	(5,615,005)		(132,274)	(710,664)	907,729
Net Assets	$16,984,281		$1,369,802	$7,280,617	$5,309,667
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	650,000		100,002	450,002	150,002
Net Asset Value, Offering and Redemption Price Per Share	$26.13		$13.70	$16.18	$35.40
*Includes Market Value of Securities on Loan	$277,760		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X MSCI Greece ETF		Global X MSCI Norway ETF		Global X DAX Germany ETF	Global X MSCI Portugal ETF
Assets:
Cost of Investments	$194,629,893		$47,079,194		$27,656,737	$22,164,570
Cost of Repurchase Agreement	3,340,874		136,611		—	2,765,402
Investments, at Value	$109,130,314	*	$33,556,287	*	$23,932,475	$13,486,633	*
Repurchase Agreement, at Value	3,340,874		136,611		—	2,765,402
Cash	362,501		42,161		—	—
Dividend and Interest Receivable	40,817		7,425		—	1,012
Reclaim Receivable	—		—		101,497	143,358
Due from Broker	5,822		—		1,265,752	—
Total Assets	112,880,328		33,742,484		25,299,724	16,396,405
Liabilities:
Obligation to Return Securities Lending Collateral	3,726,527		152,381		—	3,084,626
Payable due to Investment Adviser	56,951		14,201		4,263	6,696
Payable for Capital Shares Redeemed	—		—		1,265,752	—
Cash Overdraft	—		—		81,749	133,709
Due to Custodian	75,121		—		—	1,935
Due to Broker	6,126		5,969		—	351
Total Liabilities	3,864,725		172,551		1,351,764	3,227,317
Net Assets	$109,015,603		$33,569,933		$23,947,960	$13,169,088
Net Assets Consist of:
Paid-in Capital	$400,692,620		$82,401,892		$29,416,918	$35,350,774
Total Distributable Loss	(291,677,017)		(48,831,959)		(5,468,958)	(22,181,686)
Net Assets	$109,015,603		$33,569,933		$23,947,960	$13,169,088
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,165,644		3,500,000		950,000	1,550,000
Net Asset Value, Offering and Redemption Price Per Share	$17.68		$9.59		$25.21	$8.50
*Includes Market Value of Securities on Loan	$3,532,659		$144,944		$—	$530,714

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF		Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$51,991,479		$64,382,972		$37,956,024	$43,968,757
Cost of Repurchase Agreement	2,486,099		5,589,341		—	—
Cost of Foreign Currency	59,262		—		—	2,359,054
Investments, at Value	$34,337,862	*	$39,038,944	*	$36,523,936	$41,703,372
Repurchase Agreement, at Value	2,486,099		5,589,341		—	—
Cash	71,725		—		—	—
Foreign Currency, at Value	59,175		—		—	2,356,415
Dividend and Interest Receivable	17,027		7,391		209,674	3,578
Receivable for Investment Securities Sold	—		136,941		—	—
Total Assets	36,971,888		44,772,617		36,733,610	44,063,365
Liabilities:
Obligation to Return Securities Lending Collateral	2,773,082		6,234,546		—	—
Payable due to Investment Adviser	18,173		20,468		20,234	130,650
Unrealized Depreciation on Spot Contracts	127		—		—	—
Cash Overdraft	—		96,848		2,082,485	1,694,635
Due to Authorized Participants	—		—		25,885	—
Due to Custodian	—		—		49,608	38,937
Total Liabilities	2,791,382		6,351,862		2,178,212	1,864,222
Net Assets	$34,180,506		$38,420,755		$34,555,398	$42,199,143
Net Assets Consist of:
Paid-in Capital	$140,677,408		$88,061,833		$75,054,444	$71,665,504
Total Distributable Loss	(106,496,902)		(49,641,078)		(40,499,046)	(29,466,361)
Net Assets	$34,180,506		$38,420,755		$34,555,398	$42,199,143
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,469,699		1,624,975		1,262,293	2,962,135
Net Asset Value, Offering and Redemption Price Per Share	$23.26		$23.64		$27.38	$14.25
*Includes Market Value of Securities on Loan	$2,775,925		$5,901,951		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X MSCI Next Emerging & Frontier ETF	Global X FTSE Nordic Region ETF		Global X FTSE Southeast Asia ETF
Assets:
Cost of Investments	$15,790,381	$22,904,737		$27,364,286
Cost of Repurchase Agreement	—	240,495		—
Cost of Foreign Currency	60,876	—		2,253
Investments, at Value	$13,965,713	$23,616,022	*	$20,952,475
Repurchase Agreement, at Value	—	240,495		—
Cash	—	—		38,124
Foreign Currency, at Value	60,788	—		2,253
Reclaim Receivable	5,761	136,769		—
Dividend and Interest Receivable	4,233	18,751		73
Total Assets	14,036,495	24,012,037		20,992,925
Liabilities:
Obligation to Return Securities Lending Collateral	—	268,257		—
Cash Overdraft	22,391	124,732		—
Payable due to Investment Adviser	5,920	10,410		11,769
Payable due to Custodian	17,117	—		—
Total Liabilities	45,428	403,399		11,769
Net Assets	$13,991,067	$23,608,638		$20,981,156
Net Assets Consist of:
Paid-in Capital	$40,816,258	$27,949,308		$33,983,852
Total Distributable Loss	(26,825,191)	(4,340,670)		(13,002,696)
Net Assets	$13,991,067	$23,608,638		$20,981,156
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	850,000	1,010,000		1,800,000
Net Asset Value, Offering and Redemption Price Per Share	$16.46	$23.37		$11.66
*Includes Market Value of Securities on Loan	$—	$256,430		$—

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Investment Income:
Dividend Income	$101,182	$48,480	$49,649	$1,249,052
Interest Income	16	39	7	945
Security Lending Income	—	—	—	411,383
Less: Foreign Taxes Withheld	(10,030)	(3,396)	(2,581)	(59,155)
Total Investment Income	91,168	45,123	47,075	1,602,225
Supervision and Administration Fees(1)	10,437	11,256	12,924	1,206,428
Custodian Fees(2)	157	105	106	3,673
Total Expenses	10,594	11,361	13,030	1,210,101
Net Investment Income	80,574	33,762	34,045	392,124
Net Realized Gain (Loss) on:
Investments(3)	(234,940)	(179,282)	(114,065)	5,490,596
Foreign Currency Transactions	(195)	(634)	(294)	(23,909)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(235,135)	(179,916)	(114,359)	5,466,687
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(246,011)	652,840	187,483	93,331,250
Foreign Currency Translations	—	(2)	(1)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(246,011)	652,838	187,482	93,331,250
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(481,146)	472,922	73,123	98,797,937
Net Increase (Decrease) in Net Assets Resulting from Operations	$(400,572)	$506,684	$107,168	$99,190,061

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF
Investment Income:
Dividend Income	$156,123	$51,344	$1,623,598	$116,364
Interest Income	—	—	638	—
Security Lending Income	—	—	26,195	—
Less: Foreign Taxes Withheld	(5,447)	(2,927)	(158,210)	(4,214)
Total Investment Income	150,676	48,417	1,492,221	112,150
Supervision and Administration Fees(1)	52,651	38,896	287,558	71,068
Custodian Fees(2)	57	90	1,984	214
Total Expenses	52,708	38,986	289,542	71,282
Net Investment Income	97,968	9,431	1,202,679	40,868
Net Realized Gain (Loss) on:
Investments(3)	196,065	377,235	(5,170,471)	538,035
Foreign Currency Transactions	(6,409)	(2,786)	(8,858)	(4,975)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	189,656	374,449	(5,179,329)	533,060
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,217,392	1,195,910	(437,572)	3,058,492
Foreign Currency Translations	—	10	—	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,217,392	1,195,920	(437,572)	3,058,491
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	2,407,048	1,570,369	(5,616,901)	3,591,551
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,505,016	$1,579,800	$(4,414,222)	$3,632,419

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X MSCI China Communication Services ETF	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Large-Cap 50 ETF
Investment Income:
Dividend Income	$272,014	$51,047	$399,631	$63,999
Interest Income	201	1	—	—
Security Lending Income	507	—	—	—
Less: Foreign Taxes Withheld	(19,513)	(2,448)	(8,279)	(5,297)
Total Investment Income	253,209	48,600	391,352	58,702
Supervision and Administration Fees(1)	124,732	9,201	47,197	8,901
Custodian Fees(2)	386	74	589	66
Total Expenses	125,118	9,275	47,786	8,967
Net Investment Income	128,091	39,325	343,566	49,735
Net Realized Gain (Loss) on:
Investments(3)	277,888	(54,122)	196,849	(61,796)
Foreign Currency Transactions	(3,027)	(140)	(3,383)	(169)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	274,861	(54,262)	193,466	(61,965)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,567,580	(155,763)	(1,001,996)	833,560
Foreign Currency Translations	(8)	1	(9)	3
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,567,572	(155,762)	(1,002,005)	833,563
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	2,842,433	(210,024)	(808,539)	771,598
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,970,524	$(170,699)	$(464,973)	$821,333

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X DAX Germany ETF	Global X MSCI Portugal ETF
Investment Income:
Dividend Income	$5,874,856	$1,389,076	$744,006	$572,608
Interest Income	4,369	508	—	363
Security Lending Income	1,160,939	69,983	—	20,613
Less: Foreign Taxes Withheld	(279,354)	(306,364)	(66,111)	(85,843)
Total Investment Income	6,760,810	1,153,203	677,895	507,741
Supervision and Administration Fees(1)	1,094,783	238,657	87,042	95,615
Custodian Fees(2)	68,965	112	827	5,886
Total Expenses	1,163,748	238,769	87,869	101,501
Waiver of Supervision and Administration Fees	–	–	(48,356)	–
Net Expenses	1,163,748	238,769	39,513	101,501
Net Investment Income	5,597,062	914,434	638,382	406,240
Net Realized Gain (Loss) on:
Investments(3)	(38,676,269)	(12,016,178)	355,271	(774,341)
Foreign Currency Transactions	2,932	(8,633)	1,526	(2,585)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(38,673,337)	(12,024,811)	356,797	(776,926)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(79,130,003)	3,873,510	(2,857,269)	(2,711,349)
Foreign Currency Translations	(172)	28	4,291	7,083
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(79,130,175)	3,873,538	(2,852,978)	(2,704,266)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(117,803,512)	(8,151,273)	(2,496,181)	(3,481,192)
Net Decrease in Net Assets Resulting from Operations	$(112,206,450)	$(7,236,839)	$(1,857,799)	$(3,074,952)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$2,449,261	$470,605	$1,734,677	$2,886,483
Interest Income	753	838	595	445
Security Lending Income	4,244	20,698	—	—
Less: Foreign Taxes Withheld	(198,781)	(47,856)	(286,642)	(224,363)
Total Investment Income	2,255,477	444,285	1,448,630	2,662,565
Supervision and Administration Fees(1)	304,028	309,772	290,077	235,205
Custodian Fees(2)	3,123	2,177	94,034	73,587
Total Expenses	307,151	311,949	384,111	308,792
Net Investment Income	1,948,326	132,336	1,064,519	2,353,773
Net Realized Gain (Loss) on:
Investments(3)	(8,753,560)	(14,052,989)	(21,393,274)	(3,177,955)
Foreign Currency Transactions	(63,973)	4,860	(284,349)	(72,242)
Net Realized Loss on Investments and Foreign Currency Transactions	(8,817,533)	(14,048,129)	(21,677,623)	(3,250,197)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(17,912,028)	16,510,147	20,503,686	6,207,903
Foreign Currency Translations	(399)	(68)	7,116	(2,538)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(17,912,427)	16,510,079	20,510,802	6,205,365
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(26,729,960)	2,461,950	(1,166,821)	2,955,168
Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,781,634)	$2,594,286	$(102,302)	$5,308,941

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X MSCI Next Emerging & Frontier ETF	Global X FTSE Nordic Region ETF	Global X FTSE Southeast Asia ETF
Investment Income:
Dividend Income	$498,172	$313,992	$815,526
Interest Income	160	423	239
Security Lending Income	—	3,876	1,438
Less: Foreign Taxes Withheld	(33,123)	(51,488)	(46,542)
Total Investment Income	465,209	266,803	770,661
Supervision and Administration Fees(1)	74,579	93,757	146,393
Custodian Fees(2)	31,830	1,538	425
Total Expenses	106,409	95,295	146,818
Net Investment Income	358,800	171,508	623,843
Net Realized Gain (Loss) on:
Investments(3)	(1,438,322)	30,195	(856,788)
Foreign Currency Transactions	(9,095)	(2,718)	(12,748)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,447,417)	27,477	(869,536)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,911,910)	1,975,809	(6,450,229)
Foreign Currency Translations	(273)	4,024	(35)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,912,183)	1,979,833	(6,450,264)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(3,359,600)	2,007,310	(7,319,800)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,000,800)	$2,178,818	$(6,695,957)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Energy ETF		Global X MSCI China Materials ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$80,574	$56,817	$33,762	$78,356
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(235,135)	(263,806)	(179,916)	(431,845)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(246,011)	14,295	652,838	283,201
Net Increase (Decrease) in Net Assets Resulting from Operations	(400,572)	(192,694)	506,684	(70,288)
Distributions	(68,891)	(123,563)	(57,446)	(149,448)
Capital Share Transactions:
Issued	463,155	—	—	—
Redeemed	—	(1,074,531)	(806,413)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	463,155	(1,074,531)	(806,413)	—
Total Decrease in Net Assets	(6,308)	(1,390,788)	(357,175)	(219,736)
Net Assets:
Beginning of Year	1,563,916	2,954,704	2,175,104	2,394,840
End of Year	$1,557,608	$1,563,916	$1,817,929	$2,175,104
Share Transactions:
Issued	50,000	—	—	—
Redeemed	—	(100,000)	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(100,000)	(50,000)	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Industrials ETF		Global X MSCI China Consumer Discretionary ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$34,045	$40,829	$392,124	$1,457,518
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(114,359)	(373,576)	5,466,687	(20,246,748)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	187,482	300,844	93,331,250	56,137,252
Net Increase (Decrease) in Net Assets Resulting from Operations	107,168	(31,903)	99,190,061	37,348,022
Distributions	(31,434)	(67,864)	(1,388,311)	(3,541,990)
Capital Share Transactions:
Issued	—	—	183,805,858	26,355,509
Redeemed	—	—	(44,975,491)	(23,778,436)
Increase in Net Assets from Capital Share Transactions	—	—	138,830,367	2,577,073
Total Increase (Decrease) in Net Assets	75,734	(99,767)	236,632,117	36,383,105
Net Assets:
Beginning of Year	1,938,417	2,038,184	156,485,591	120,102,486
End of Year	$2,014,151	$1,938,417	$393,117,708	$156,485,591
Share Transactions:
Issued	—	—	6,750,000	1,600,000
Redeemed	—	—	(2,250,000)	(1,600,000)
Net Increase in Shares Outstanding from Share Transactions	—	—	4,500,000	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Year Ended October 31, 2020	Period Ended October 31, 2019(1)	Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$97,968	$27,628	$9,431	$9,374
Net Realized Gain on Investments and Foreign Currency Transactions(2)	189,656	203,706	374,449	100,560
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	2,217,392	400,768	1,195,920	234,293
Net Increase in Net Assets Resulting from Operations	2,505,016	632,102	1,579,800	344,227
Distributions	(136,449)	(13,493)	(16,313)	(2,880)
Capital Share Transactions:
Issued	17,224,623	2,441,052	8,387,711	3,099,609
Redeemed	(4,278,090)	(951,131)	(1,950,081)	(785,616)
Increase in Net Assets from Capital Share Transactions	12,946,533	1,489,921	6,437,630	2,313,993
Total Increase in Net Assets	15,315,100	2,108,530	8,001,117	2,655,340
Net Assets:
Beginning of Year/Period	2,108,530	—	2,655,340	—
End of Year/Period	$17,423,630	$2,108,530	$10,656,457	$2,655,340
Share Transactions:
Issued	700,000	150,002	400,000	200,002
Redeemed	(200,000)	(50,000)	(100,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	500,000	100,002	300,000	150,002

(1)	The Fund commenced operations on December 7, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Information Technology ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$1,202,679	$2,815,432	$40,868	$22,228
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(5,179,329)	(2,761,859)	533,060	125,893
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(437,572)	(5,721,964)	3,058,491	53,657
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,414,222)	(5,668,391)	3,632,419	201,778
Distributions	(1,795,211)	(2,438,433)	(53,606)	(12,360)
Capital Share Transactions:
Issued	19,693,103	78,511,082	21,163,623	3,298,330
Redeemed	(25,917,000)	(41,027,907)	(5,702,612)	(1,695,683)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,223,897)	37,483,175	15,461,011	1,602,647
Total Increase (Decrease) in Net Assets	(12,433,330)	29,376,351	19,039,824	1,792,065
Net Assets:
Beginning of Year/Period	60,159,862	30,783,511	1,792,065	—
End of Year/Period	$47,726,532	$60,159,862	$20,831,889	$1,792,065
Share Transactions:
Issued	1,300,000	4,500,000	900,000	200,002
Redeemed	(1,750,000)	(2,700,000)	(250,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(450,000)	1,800,000	650,000	100,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Communication Services ETF		Global X MSCI China Utilities ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$128,091	$98,084	$39,325	$32,847
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	274,861	(323,084)	(54,262)	3,972
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,567,572	609,088	(155,762)	54,251
Net Increase (Decrease) in Net Assets Resulting from Operations	2,970,524	384,088	(170,699)	91,070
Distributions	(133,251)	(115,344)	(40,333)	(12,312)
Capital Share Transactions:
Issued	32,668	3,542,417	—	1,502,076
Redeemed	(6,956,872)	(7,384,857)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,924,204)	(3,842,440)	—	1,502,076
Total Increase (Decrease) in Net Assets	(4,086,931)	(3,573,696)	(211,032)	1,580,834
Net Assets:
Beginning of Year/Period	21,071,212	24,644,908	1,580,834	—
End of Year/Period	$16,984,281	$21,071,212	$1,369,802	$1,580,834
Share Transactions:
Issued	—	150,000	—	100,002
Redeemed	(300,000)	(300,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	(150,000)	—	100,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Real Estate ETF		Global X MSCI China Large-Cap 50 ETF
	Year Ended October 31, 2020	Period Ended October 31, 2019(1)	Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$343,566	$65,807	$49,735	$54,725
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	193,466	(28,873)	(61,965)	96,014
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,002,005)	210,125	833,563	117,351
Net Increase (Decrease) in Net Assets Resulting from Operations	(464,973)	247,059	821,333	268,090
Distributions	(171,559)	(26,242)	(45,697)	(21,830)
Capital Share Transactions:
Issued	12,160,366	1,502,246	1,774,049	3,902,789
Redeemed	(5,966,280)	—	—	(1,389,067)
Increase in Net Assets from Capital Share Transactions	6,194,086	1,502,246	1,774,049	2,513,722
Total Increase in Net Assets	5,557,554	1,723,063	2,549,685	2,759,982
Net Assets:
Beginning of Year/Period	1,723,063	—	2,759,982	—
End of Year/Period	$7,280,617	$1,723,063	$5,309,667	$2,759,982
Share Transactions:
Issued	700,000	100,002	50,000	150,002
Redeemed	(350,000)	—	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	100,002	50,000	100,002
(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Greece ETF		Global X MSCI Norway ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$5,597,062	$7,261,688	$914,434	$3,192,473
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(38,673,337)	7,147,977	(12,024,811)	(609,830)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(79,130,175)	66,702,125	3,873,538	(16,892,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(112,206,450)	81,111,790	(7,236,839)	(14,309,959)
Distributions	(6,932,583)	(7,386,717)	(1,003,442)	(6,822,589)
Capital Share Transactions:
Issued	6,798,787	122,188,425	12,924,167	28,417,866
Redeemed	(117,484,191)	(114,974,004)	(49,437,188)	(92,433,481)
Increase (Decrease) in Net Assets from Capital Share Transactions	(110,685,404)	7,214,421	(36,513,021)	(64,015,615)
Total Increase (Decrease) in Net Assets	(229,824,437)	80,939,494	(44,753,302)	(85,148,163)
Net Assets:
Beginning of Year	338,840,040	257,900,546	78,323,235	163,471,398
End of Year	$109,015,603	$338,840,040	$33,569,933	$78,323,235
Share Transactions:
Issued	300,000	14,000,000	1,300,000	2,150,000
Redeemed	(5,467,689)	(13,600,000)	(4,500,000)	(7,150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,167,689)	400,000	(3,200,000)	(5,000,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Portugal ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019*	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$638,382	$404,378	$406,240	$806,252
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	356,797	(573,031)	(776,926)	(1,490,574)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,852,978)	1,686,382	(2,704,266)	1,251,984
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,857,799)	1,517,729	(3,074,952)	567,662
Distributions	(221,929)	(666,693)	(491,011)	(1,885,103)
Return of Capital	—	(10,877)	—	—
Capital Share Transactions:
Issued	16,211,600	—	—	5,527,566
Redeemed	(6,554,406)	(1,320,546)	(5,751,454)	(7,018,798)
Increase (Decrease) in Net Assets from Capital Share Transactions	9,657,194	(1,320,546)	(5,751,454)	(1,491,232)
Total Increase (Decrease) in Net Assets	7,577,466	(480,387)	(9,317,417)	(2,808,673)
Net Assets:
Beginning of Year	16,370,494	16,850,881	22,486,505	25,295,178
End of Year	$23,947,960	$16,370,494	$13,169,088	$22,486,505
Share Transactions:
Issued	600,000	—	—	500,000
Redeemed	(250,000)	(50,000)	(550,000)	(650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	350,000	(50,000)	(550,000)	(150,000)

*	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,948,326	$2,194,900	$132,336	$947,404
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(8,817,533)	(1,132,564)	(14,048,129)	4,097,803
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(17,912,427)	9,637,684	16,510,079	(13,779,241)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,781,634)	10,700,020	2,594,286	(8,734,034)
Distributions	(1,868,308)	(3,425,053)	(231,396)	(1,862,692)
Capital Share Transactions:
Issued	—	7,168,432	12,850,316	23,447,588
Redeemed	(11,451,496)	(24,443,712)	(36,273,962)	(42,760,305)
Decrease in Net Assets from Capital Share Transactions	(11,451,496)	(17,275,280)	(23,423,646)	(19,312,717)
Total Decrease in Net Assets	(38,101,438)	(10,000,313)	(21,060,756)	(29,909,443)
Net Assets:
Beginning of Year	72,281,944	82,282,257	59,481,511	89,390,954
End of Year	$34,180,506	$72,281,944	$38,420,755	$59,481,511
Share Transactions:
Issued	—	750,000	550,000	850,000
Redeemed	(425,301)	(2,650,000)	(1,650,000)	(1,650,000)
Net Decrease in Shares Outstanding from Share Transactions	(425,301)	(1,900,000)	(1,100,000)	(800,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF		Global X MSCI Nigeria ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,064,519	$1,786,076	$2,353,773	$2,080,153
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(21,677,623)	(5,515,582)	(3,250,197)	(4,923,709)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	20,510,802	(8,397,889)	6,205,365	(7,368,323)
Net Increase (Decrease) in Net Assets Resulting from Operations	(102,302)	(12,127,395)	5,308,941	(10,211,879)
Distributions	(1,334,151)	(2,425,569)	(235,024)	(3,827,441)
Capital Share Transactions:
Issued	13,669,139	16,333,858	5,534,985	6,742,660
Redeemed	(19,481,752)	—	(970,502)	(817,591)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,812,613)	16,333,858	4,564,483	5,925,069
Total Increase (Decrease) in Net Assets	(7,249,066)	1,780,894	9,638,400	(8,114,251)
Net Assets:
Beginning of Year	41,804,464	40,023,570	32,560,743	40,674,994
End of Year	$34,555,398	$41,804,464	$42,199,143	$32,560,743
Share Transactions:
Issued	425,000	2,450,000	400,000	450,000
Redeemed	(750,207)	—	(100,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(325,207)	2,450,000	300,000	400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Next Emerging & Frontier ETF		Global X FTSE Nordic Region ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$358,800	$429,655	$171,508	$66,437
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,447,417)	(1,596,752)	27,477	(577,358)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,912,183)	1,576,445	1,979,833	1,690,864
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,000,800)	409,348	2,178,818	1,179,943
Distributions	(425,178)	(725,137)	(123,078)	(946,666)
Return of Capital	—	—	—	(410,291)
Capital Share Transactions:
Issued	760,268	5,248,374	5,909,404	—
Redeemed	(1,420,679)	—	(1,112,245)	(7,216,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(660,411)	5,248,374	4,797,159	(7,216,000)
Total Increase (Decrease) in Net Assets	(4,086,389)	4,932,585	6,852,899	(7,393,014)
Net Assets:
Beginning of Year	18,077,456	13,144,871	16,755,739	24,148,753
End of Year	$13,991,067	$18,077,456	$23,608,638	$16,755,739
Share Transactions:
Issued	50,000	250,000	250,000	—
Redeemed	(100,000)	—	(50,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	250,000	200,000	(350,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$623,843	$587,288
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(869,536)	(208,036)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(6,450,264)	1,253,888
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,695,957)	1,633,140
Distributions	(646,024)	(911,494)
Capital Share Transactions:
Issued	2,574,247	7,987,304
Redeemed	(574,260)	—
Increase in Net Assets from Capital Share Transactions	1,999,987	7,987,304
Total Increase (Decrease) in Net Assets	(5,341,994)	8,708,950
Net Assets:
Beginning of Year	26,323,150	17,614,200
End of Year	$20,981,156	$26,323,150
Share Transactions:
Issued	200,000	500,000
Redeemed	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	150,000	500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Energy ETF
2020	10.43	0.44	(2.66)	(2.22)	(0.42)
2019	11.82	0.30	(1.12)	(0.82)	(0.57)
2018	11.69	0.49	0.05	0.54	(0.41)
2017	10.56	0.41	0.93	1.34	(0.21)
2016	11.61	0.22	(0.94)	(0.72)	(0.33)
Global X MSCI China Materials ETF
2020	14.50	0.32	3.93	4.25	(0.57)
2019	15.97	0.52	(0.99)	(0.47)	(1.00)
2018	21.59	0.46	(5.84)	(5.38)	(0.24)
2017	13.42	0.38	7.95	8.33	(0.16)
2016	13.29	0.16	0.68	0.84	(0.71)
Global X MSCI China Industrials ETF
2020	12.92	0.23	0.49	0.72	(0.21)
2019	13.59	0.27	(0.49)	(0.22)	(0.45)
2018	16.06	0.29	(2.41)	(2.12)	(0.35)
2017	12.57	0.24	3.45	3.69	(0.20)
2016	14.44	0.18	(1.71)	(1.53)	(0.34)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.42)	7.79	(22.05)	1,558	0.66	5.02	34.18
(0.57)	10.43	(7.04)	1,564	0.66	2.67	109.41
(0.41)	11.82	4.77	2,955	0.65	4.00	14.60
(0.21)	11.69	13.13	1,754	0.65	3.82	11.85
(0.33)	10.56	(6.11)	1,583	0.65	2.19	22.19

(0.57)	18.18	29.88	1,818	0.66	1.95	36.02
(1.00)	14.50	(3.13)	2,175	0.66	3.30	65.67
(0.24)	15.97	(25.20)	2,395	0.66	2.27	26.95
(0.16)	21.59	62.79	5,397	0.65	2.19	49.80
(0.71)	13.42	6.84	1,342	0.65	1.31	26.33

(0.21)	13.43	5.57	2,014	0.66	1.71	19.54
(0.45)	12.92	(1.66)	1,938	0.66	1.99	80.17
(0.35)	13.59	(13.44)	2,038	0.66	1.92	18.28
(0.20)	16.06	29.88	4,015	0.65	1.68	21.53
(0.34)	12.57	(10.60)	3,770	0.65	1.47	14.08

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Consumer Discretionary ETF
2020	17.68	0.04	11.89	11.93	(0.16)
2019	13.57	0.16	4.35	4.51	(0.40)
2018	17.44	0.20	(3.95)	(3.75)	(0.12)
2017	11.97	0.24	5.40	5.64	(0.17)
2016	13.72	0.20	(1.36)	(1.16)	(0.59)
Global X MSCI China Consumer Staples ETF
2020	21.08	0.31	8.41	8.72	(0.25)
2019(1)	15.00	0.28	5.93	6.21	(0.13)
Global X MSCI China Health Care ETF
2020	17.70	0.03	6.06	6.09	(0.04)
2019(1)	15.00	0.09	2.64	2.73	(0.03)
Global X MSCI China Financials ETF
2020	15.83	0.41	(1.50)	(1.09)	(0.49)
2019	15.39	0.67	0.65	1.32	(0.88)
2018	17.63	0.48	(2.38)	(1.90)	(0.34)
2017	13.80	0.39	3.70	4.09	(0.26)
2016	14.90	0.25	(0.62)	(0.37)	(0.73)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.16)	29.45	67.98	393,118	0.65		0.21		32.56
—	(0.40)	17.68	34.20	156,486	0.65		1.03		83.41
—	(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92
—	(0.17)	17.44	47.90	156,050	0.65		1.67		34.72
—	(0.59)	11.97	(8.57)	73,023	0.65		1.71		38.13

(0.51)	(0.76)	29.04	42.48	17,424	0.65		1.21		44.54
—	(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

(0.07)	(0.11)	23.68	34.62	10,656	0.65		0.16		31.60
—	(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

—	(0.49)	14.25	(7.24)	47,727	0.65		2.72		21.72
—	(0.88)	15.83	8.95	60,160	0.66		4.11		54.17
—	(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09
—	(0.26)	17.63	30.32	50,251	0.65		2.58		19.12
—	(0.73)	13.80	(2.56)	28,289	0.65		1.92		18.43

(1)	The Fund commenced operations on December 7, 2018.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Information Technology ETF
2020	17.92	0.09	10.03	10.12	(0.10)
2019(1)	15.00	0.19	2.81	3.00	(0.08)
Global X MSCI China Communication Services ETF
2020	22.18	0.16	3.96	4.12	(0.17)
2019	22.40	0.09	(0.21)	(0.12)	(0.10)
2018	29.24	0.07	(6.23)	(6.16)	(0.68)
2017	23.23	0.28	6.69	6.97	(0.96)
2016	22.01	0.45	0.91	1.36	(0.14)
Global X MSCI China Utilities ETF
2020	15.81	0.39	(2.09)	(1.70)	(0.35)
2019(1)	15.00	0.33	0.60	0.93	(0.12)
Global X MSCI China Real Estate ETF
2020	17.23	0.81	(1.17)	(0.36)	(0.69)
2019(1)	15.00	0.67	1.82	2.49	(0.26)
Global X MSCI China Large-Cap 50 ETF
2020	27.60	0.49	7.77	8.26	(0.46)
2019(1)	25.00	0.55	2.27	2.82	(0.22)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.16)	(0.26)	27.78	57.01	20,832	0.65		0.37		29.01
—	(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

—	(0.17)	26.13	18.61	16,984	0.65		0.67		27.78
—	(0.10)	22.18	(0.54)	21,071	0.66		0.39		114.67
—	(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79
—	(0.96)	29.24	31.56	19,007	0.65		1.14		42.59
—	(0.14)	23.23	6.20	13,940	0.65		2.09		42.02

(0.06)	(0.41)	13.70	(10.92)	1,370	0.66		2.78		37.12
—	(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

—	(0.69)	16.18	(2.55)	7,281	0.66		4.73		25.75
—	(0.26)	17.23	16.56	1,723	0.65	†	4.44	†	14.00

—	(0.46)	35.40	30.23	5,310	0.29		1.62		20.32
—	(0.22)	27.60	11.27	2,760	0.29	†	2.26	†	12.46

(1)	The Fund commenced operations on December 7, 2018.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI Greece ETF
2020(1)	29.91	0.66	(12.20)	(11.54)	(0.69)
2019(1)	23.04	0.63	6.87	7.50	(0.63)
2018(1)	27.90	0.57	(4.77)	(4.20)	(0.66)
2017(1)	22.05	0.45	5.85	6.30	(0.45)
2016(1)	31.23	0.39	(9.21)	(8.82)	(0.36)
Global X MSCI Norway ETF
2020	11.69	0.20	(2.09)	(1.89)	(0.21)
2019	13.97	0.42	(1.80)	(1.38)	(0.90)
2018	13.50	0.37	0.48	0.85	(0.38)
2017	11.07	0.41	2.34	2.75	(0.32)
2016	10.75	0.35	0.34	0.69	(0.37)
Global X DAX Germany ETF(2)
2020	27.28	0.87	(2.64)	(1.77)	(0.30)
2019(3)	25.92	0.67	1.82	2.49	(1.11)
2018(3)	31.25	0.77	(5.75)‡	(4.98)	(0.35)
2017(3)	24.73	0.48	6.91	7.39	(0.83)
2016(3)	25.82	0.45	(1.33)	(0.88)	(0.21)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

—	(0.69)	17.68	(39.39)	109,016	0.58		2.81	28.48
—	(0.63)	29.91	33.57	338,840	0.57		2.43	12.67
—	(0.66)	23.04	(15.63)	257,901	0.59		1.98	16.38
—	(0.45)	27.90	29.04	349,788	0.61		1.69	21.59
—	(0.36)	22.05	(28.33)	245,561	0.62		1.71	76.19

—	(0.21)	9.59	(16.32)	33,570	0.50		1.92	8.38
—	(0.90)	11.69	(9.77)	78,323	0.50		3.36	9.63
—	(0.38)	13.97	6.47	163,471	0.50		2.64	9.55
—	(0.32)	13.50	25.53	164,736	0.50		3.41	9.53
—	(0.37)	11.07	6.86	113,997	0.50		3.39	16.62

—	(0.30)	25.21	(6.53)	23,948	0.20	+	3.30	10.93
(0.02)	(1.13)	27.28	9.98	16,370	0.21	+	2.65	15.36
—	(0.35)	25.92	(16.05) @	16,851	0.20		2.57	7.00
(0.04)	(0.87)	31.25	30.40	17,186	0.38		1.74	9.00
—	(0.21)	24.73	(3.41)	13,601	0.45		1.86	14.00

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(2)	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(3)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
+
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.45% and 0.46% for the years ended October 31, 2020 and October 31, 2019, respectively.

‡	Includes a $0.10 gain per share derived from a payment from the prior administrator of the Predecessor Fund.
@	Before payment from the prior administrator of the Predecessor Fund for the loss resulting from an error, the total return for the period would have been (16.37%).

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X MSCI Portugal ETF
2020	10.71	0.23	(2.16)	(1.93)	(0.28)	(0.28)
2019	11.24	0.36	(0.11)	0.25	(0.78)	(0.78)
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	(0.36)
2017	9.88	0.36	2.65	3.01	(0.40)	(0.40)
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	(0.46)
Global X MSCI Colombia ETF
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	(1.04)
2019(1)	34.72	1.04	3.96	5.00	(1.56)	(1.56)
2018(1)	38.24	0.84	(3.64)	(2.80)	(0.72)	(0.72)
2017(1)	36.88	0.72	1.16	1.88	(0.52)	(0.52)
2016(1)	35.16	0.64	1.56	2.20	(0.48)	(0.48)
Global X MSCI Argentina ETF
2020	21.83	0.06	1.83	1.89	(0.08)	(0.08)
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	(0.56)
2018	32.05	0.35	(6.87)	(6.52)	(0.17)	(0.17)
2017	23.69	0.07	8.37	8.44	(0.08)	(0.08)
2016	19.81	0.15	3.89	4.04	(0.16)	(0.16)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

8.50	(18.37)	13,169	0.58		2.34	25.19
10.71	2.72	22,487	0.58		3.41	20.74
11.24	(7.26)	25,295	0.57		2.91	21.05
12.49	31.88	63,705	0.60		3.31	25.31
9.88	(4.86)	25,694	0.61		4.26	27.20

23.26	(36.91)	34,181	0.62		3.91	20.85
38.16	15.05	72,282	0.62		2.81	18.05
34.72	(7.55)	82,282	0.62	@	2.01	39.15
38.24	5.24	92,984	0.62	@	1.83	40.93
36.88	6.55	88,760	0.65	@	1.82	37.60

23.64	8.61	38,421	0.60		0.25	49.17
21.83	(12.08)	59,482	0.60		1.08	28.88
25.36	(20.48)	89,391	0.60	‡	1.07	34.46
32.05	35.79	183,468	0.65	‡	0.24	24.45
23.69	20.65	90,602	0.74		0.69	20.88
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratios would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%, 0.81% and 0.84% for the years ended October 31, 2018, 2017 and 2016, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI Pakistan ETF
2020(1)	26.32	0.68	1.17	1.85	(0.79)	—
2019(1)	41.04	1.52	(13.88)	(12.36)	(2.36)	—
2018(1)	54.24	1.88	(10.72)	(8.84)	(1.76)	(2.60)
2017(1)	60.92	3.00	(7.60)	(4.60)	(2.08)	—
2016(1)	56.68	2.32	3.60	5.92	(1.48)	(0.20)
Global X MSCI Nigeria ETF
2020	12.23	0.80	1.30	2.10	(0.08)	—
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	—
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—
2017(2)	17.24	0.54	4.07	4.61	(0.42)	—
2016(2)	31.76	0.86	(14.16)	(13.30)	(1.22)	—
Global X MSCI Next Emerging & Frontier ETF
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—
2019	20.22	0.55	0.31	0.86	(0.99)	—
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—
2017	20.15	0.40	3.21	3.61	(0.48)	—
2016	19.27	0.20	1.14	1.34	(0.46)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.79)	27.38	6.99	34,555	0.96		2.44	52.38
(2.36)	26.32	(30.73)	41,804	0.88		5.14	19.09
(4.36)	41.04	(17.53)	40,024	0.87		3.84	44.05
(2.08)	54.24	(8.25)	53,576	0.89		4.64	65.51
(1.68)	60.92	10.87	10,664	0.91		4.01	21.22

(0.08)	14.25	17.25	42,199	0.89		6.81	18.79
(1.66)	12.23	(24.55)	32,561	0.89		5.70	45.62
(0.42)	17.98	(14.46)	40,675	0.88		3.29	62.52
(0.42)	21.43	27.52	64,559	1.07		2.99	21.07
(1.22)	17.24	(43.30)	28,009	1.02	@	3.80	29.61

(0.49)	16.46	(15.85)	13,991	0.70		2.36	31.66
(0.99)	20.09	4.29	18,077	0.66		2.66	78.67
(0.41)	20.22	(11.66)	13,145	0.55		2.54	14.62
(0.48)	23.28	18.53	16,294	0.56		1.89	7.93
(0.46)	20.15	7.33	15,112	0.56		1.13	9.35

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10% for the year ended October 31, 2016.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X FTSE Nordic Region ETF
2020	20.69	0.20	2.62	2.82	(0.14)	—
2019	20.82	0.06	1.02	1.08	(0.84)	(0.37)
2018	23.89	0.63	(2.87)	(2.24)	(0.83)	—
2017	19.38	0.51	4.72	5.23	(0.72)	—
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	—
Global X FTSE Southeast Asia ETF
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—
2019	15.32	0.44	0.91	1.35	(0.72)	—
2018	15.91	0.49	(0.81)	(0.32)	(0.27)	—
2017	13.72	0.32	2.23	2.55	(0.36)	—
2016	13.07	0.31	0.78	1.09	(0.44)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.14)	23.37	13.70	23,609	0.51	0.92	4.90
(1.21)	20.69	5.44	16,756	0.56	0.30	4.27
(0.83)	20.82	(9.67)	24,149	0.58	2.80	7.37
(0.72)	23.89	27.97	38,464	0.55	2.37	6.79
(0.63)	19.38	(10.54)	40,899	0.51	3.01	10.90

(0.39)	11.66	(24.82)	20,981	0.65	2.77	5.98
(0.72)	15.95	8.94	26,323	0.65	2.76	7.01
(0.27)	15.32	(2.15)	17,614	0.65	2.94	11.98
(0.36)	15.91	19.19	14,320	0.65	2.23	7.78
(0.44)	13.72	8.75	12,349	0.65	2.40	12.94

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2020

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2020, the Trust had eighty-seven portfolios, seventy-seven of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Financials ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Utilities ETF, Global X MSCI China Real Estate ETF, Global X MSCI China Large-Cap 50 ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X DAX Germany ETF, Global X MSCI Portugal ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Pakistan ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X FTSE Nordic Region ETF and Global X FTSE Southeast Asia ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.
On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.
Effective December 6, 2018, the Global X China Consumer ETF changed its name to Global X MSCI China Consumer Discretionary ETF, and its underlying index was changed to MSCI China Consumer Discretionary 10/50 Index.
Effective December 6, 2018, the Global X China Energy ETF changed its name to Global X MSCI China Energy ETF, and its underlying index was changed to MSCI China Energy IMI Plus 10/50 Index.
Effective December 6, 2018, the Global X China Financials ETF changed its name to Global X MSCI China Financials ETF, and its underlying index was changed to MSCI China Financials 10/50 Index.

Notes to Financial Statements (continued)
October 31, 2020

1. ORGANIZATION (continued)
Effective December 6, 2018, the Global X China Industrials ETF changed its name to Global X MSCI China Industrials ETF, and its underlying index was changed to MSCI China Industrials 10/50 Index.
Effective December 6, 2018, the Global X China Materials ETF changed its name to Global X MSCI China Materials ETF, and its underlying index was changed to MSCI China Materials 10/50 Index.
Effective December 6, 2018, the Global X NASDAQ China Technology ETF changed its name to Global X MSCI China Communication Services ETF, and its underlying index was changed to MSCI China Communication Services 10/50 Index.
Effective January 16, 2019, the Global X Next Emerging & Frontier ETF changed its name to Global X MSCI Next Emerging & Frontier ETF, and its underlying index was changed to the MSCI Select Emerging and Frontier Markets Access Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called.

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2020, there were securities valued using the Fair Value Procedures of $3, $7,606, $13 and $63,854 in Global X MSCI China Communication Services ETF, Global X MSCI Greece ETF, Global X MSCI Portugal ETF and Global X MSCI Next Emerging & Frontier ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2020. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“custodian”), and are designated as being held on each Fund’s behalf by the custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of October 31, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MSCI China Consumer Discretionary ETF
BNP Paribas	$7,116,820	$7,116,820	$–	$–
Global X China Financials ETF
BNP Paribas	157,796	157,796	–	–
Global X MSCI China Communication Services ETF
BNP Paribas	249,571	249,571	–	–
Global X MSCI Greece ETF
BNP Paribas	3,340,874	3,340,874	–	–
Global X Norway ETF
BNP Paribas	136,311	136,311	–	–
Global X MSCI Portugal ETF
BNP Paribas	2,765,402	2,765,402	–	–
Global X MSCI Colombia ETF
BNP Paribas	2,486,099	2,486,099	–	–
Global X MSCI Argentina ETF
BNP Paribas	5,589,341	5,589,341	–	–
Global X FTSE Nordic Region ETF
BNP Paribas	240,495	240,495	–	–

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet  the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.  The Funds did not record any tax positions in the current period; however, management’s conclusion regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations therof.

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of each Fund.
As of and during the year ended October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statement of Operations.  During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”)

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at October 31, 2020	Redemption Fee

Global X MSCI China Energy ETF	50,000	$800	$389,500	$800
Global X MSCI China Materials ETF	50,000	1,200	909,000	1,200
Global X MSCI China Industrials ETF	50,000	1,500	671,500	1,500
Global X MSCI China Consumer Discretionary ETF	50,000	1,600	1,472,500	1,600
Global X MSCI China Consumer Staples ETF	50,000	1,000	1,452,000	1,000
Global X MSCI China Health Care ETF	50,000	1,000	1,184,000	1,000
Global X MSCI China Financials ETF	50,000	1,800	712,500	1,800
Global X MSCI China Information Technology ETF	50,000	1,200	1,389,000	1,200
Global X MSCI China Communication Services ETF	50,000	800	1,306,500	800
Global X MSCI China Utilities ETF	50,000	1,000	685,000	1,000
Global X MSCI China Real Estate ETF	50,000	1,200	809,000	1,200
Global X MSCI China Large-Cap 50 ETF	50,000	1,300	1,770,000	1,300
Global X MSCI Greece ETF	50,000	500	884,000	500
Global X MSCI Norway ETF	50,000	1,200	479,500	1,200
Global X DAX Germany ETF	50,000	500	1,260,500	500
Global X MSCI Portugal ETF	50,000	1,000	425,000	1,000
Global X MSCI Colombia ETF	50,000	2,000	1,163,000	2,000
Global X MSCI Argentina ETF	50,000	500	1,182,000	500
Global X MSCI Pakistan ETF	50,000	2,800	1,370,000	2,800
Global X MSCI Nigeria ETF	50,000	2,000	712,500	2,000
Global X MSCI Next Emerging & Frontier ETF	50,000	9,500	823,000	9,500
Global X FTSE Nordic Region ETF	50,000	1,000	1,168,500	1,000
Global X FTSE Southeast Asia ETF	50,000	2,100	583,000	2,100

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

Notes to Financial Statements (continued)
October 31, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.
For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (continued)
October 31, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
Supervision and Administration Fee
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI China Large-Cap 50 ETF	0.29%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X DAX Germany ETF***	0.45%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Pakistan ETF	0.68%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X FTSE Nordic Region ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%

*Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “ Colombia Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Colombia Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Colombia Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Colombia Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in

Notes to Financial Statements (continued)
October 31, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Colombia Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2020, the amounts of waivers/reimbursements subject to recoupment for the Colombia Fund were $61,948 (expiring 2021). As of October 31, 2020, there had been no recoupment of previously waived and reimbursed fees.
**Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Argentina Fund”) and the Adviser prior to May 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Argentina Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.59% of the Argentina Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Argentina Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Argentina Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017 to permanently reduce the Argentina Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2020, the amounts of waivers/reimbursements subject to recoupment for the Argentina Fund were $105,611 (expiring 2021). As of October 31, 2020, there had been no recoupment of previously waived and reimbursed fees.
***Effective August 1, 2017, Horizons ETFs Management (US) LLC (the “Predecessor Adviser”), contractually agreed to waive a portion of its management fee, which was 0.45% of the average daily net assets of the Predecessor Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2019. The Board approved an Expense Limitation Agreement whereby the Adviser, effective as of the Reorganization, contractually agreed to reimburse or waive fees and/or limit the Germany Fund’s expenses to the extent necessary to assure that operating expenses (exclusive of taxes, brokerage fees, commissions and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.20% of the Germany Fund’s average daily net assets per year until at least March 1, 2021.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As

Notes to Financial Statements (continued)
October 31, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (continued)
October 31, 2020

4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI China Energy ETF	$1,011,100	$533,991
Global X MSCI China Materials ETF	619,590	942,337
Global X MSCI China Industrials ETF	381,766	381,825
Global X MSCI China Consumer Discretionary ETF	144,383,255	61,725,461
Global X MSCI China Consumer Staples ETF	18,791,600	3,569,279
Global X MSCI China Health Care ETF	9,454,956	1,920,561
Global X MSCI China Financials ETF	24,268,531	9,653,822
Global X MSCI China Information Technology ETF	21,333,297	3,166,950
Global X MSCI China Communication Services ETF	5,237,959	7,400,400
Global X MSCI China Utilities ETF	522,828	521,517
Global X MSCI China Real Estate ETF	13,510,049	1,804,904
Global X MSCI China Large-Cap 50 ETF	1,897,495	634,492
Global X MSCI Greece ETF	57,011,372	57,422,240
Global X MSCI Norway ETF	4,787,306	4,054,533
Global X DAX Germany ETF	2,601,240	2,068,699
Global X MSCI Portugal ETF	4,342,700	4,350,406
Global X MSCI Colombia ETF	10,317,502	17,463,170
Global X MSCI Argentina ETF	25,199,180	27,425,539
Global X MSCI Pakistan ETF	21,871,586	27,838,422
Global X MSCI Nigeria ETF	11,151,055	6,404,111
Global X MSCI Next Emerging & Frontier ETF	4,808,983	5,221,103
Global X FTSE Nordic Region ETF	1,272,125	910,566
Global X FTSE Southeast Asia ETF	1,721,566	1,342,756

During the year ended October 31, 2020, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (continued)
October 31, 2020

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Materials ETF	$–	$503,499	$9,330
Global X MSCI China Consumer Discretionary ETF	95,439,580	40,246,660	11,569,839
Global X MSCI China Consumer Staples ETF	–	2,359,647	217,114
Global X MSCI China Health Care ETF	325,187	1,431,871	477,251
Global X MSCI China Financials ETF	125,640	21,519,835	(3,087,371)
Global X MSCI China Information Technology ETF	861,404	3,622,313	435,527
Global X MSCI China Communication Services ETF	–	4,752,664	269,368
Global X MSCI China Real Estate ETF	–	5,348,336	295,031
Global X MSCI China Large-Cap 50 ETF	522,801	–	–
Global X MSCI Greece ETF	6,806,665	117,213,745	(23,705,917)
Global X MSCI Norway ETF	12,518,174	49,771,316	(7,419,655)
Global X DAX Germany ETF	16,196,555	6,537,418	1,372,275
Global X MSCI Portugal ETF	–	5,751,994	404,886
Global X MSCI Colombia ETF	–	4,250,418	(373,292)
Global X MSCI Argentina ETF	11,622,517	32,767,167	4,759,481
Global X MSCI Next Emerging & Frontier ETF	333,226	625,784	(171,539)
Global X FTSE Nordic Region ETF	5,918,400	1,111,825	289,941
Global X FTSE Southeast Asia ETF	2,093,095	460,399	(11,727)

For the year ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Energy ETF	$–	$849,880	$(49,384)
Global X MSCI China Consumer Discretionary ETF	14,227,232	21,430,344	1,136,331
Global X MSCI China Consumer Staples ETF	644,217	733,187	127,698
Global X MSCI China Health Care ETF	688,666	767,285	94,400
Global X MSCI China Financials ETF	4,496,360	35,637,848	(2,187,542)
Global X MSCI China Information Technology ETF	1,912,081	1,351,005	127,520
Global X MSCI China Communication Services ETF	2,928,502	6,119,465	1,537,083
Global X MSCI China Large-Cap 50 ETF	1,184,305	1,230,981	114,167
Global X MSCI Greece ETF	121,989,870	114,890,905	18,314,024
Global X MSCI Norway ETF	28,402,701	92,279,600	3,925,448
Global X DAX Germany ETF	–	1,308,110	57,684
Global X MSCI Portugal ETF	5,525,084	7,024,100	448,381
Global X MSCI Colombia ETF	2,630,689	9,119,282	2,450,328
Global X MSCI Argentina ETF	22,008,833	40,005,941	4,436,996
Global X MSCI Next Emerging & Frontier ETF	2,917,400	–	–
Global X FTSE Nordic Region ETF	–	7,264,558	(17,968)
Global X FTSE Southeast Asia ETF	6,485,264	–	–

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to redemptions in-kind, sales of passive foreign investment companies, and foreign currency, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2020:

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X MSCI China Materials ETF	$(1,285)	$1,285
Global X MSCI China Consumer Discretionary ETF	10,240,098	(10,240,098)
Global X MSCI China Consumer Staples ETF	217,114	(217,114)
Global X MSCI China Health Care ETF	477,164	(477,164)
Global X MSCI China Financials ETF	(3,200,235)	3,200,235
Global X MSCI China Information Technology ETF	418,024	(418,024)
Global X MSCI China Communication Services ETF	(101,874)	101,874
Global X MSCI China Real Estate ETF	294,949	(294,949)
Global X MSCI Greece ETF	(37,648,089)	37,648,089
Global X MSCI Norway ETF	(7,997,310)	7,997,310
Global X DAX Germany ETF	1,312,322	(1,312,322)
Global X MSCI Portugal ETF	216,501	(216,501)
Global X MSCI Colombia ETF	(940,451)	940,451
Global X MSCI Argentina ETF	4,461,901	(4,461,901)
Global X MSCI Next Emerging & Frontier ETF	(190,909)	190,909
Global X FTSE Nordic Region ETF	273,092	(273,092)
Global X FTSE Southeast Asia ETF	(22,174)	22,174

The tax character of dividends and distributions declared during the periods ended October 31, 2020 and  2019  were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Energy ETF
2020	$68,891	$–	$–	$68,891
2019	123,563	–	–	123,563
Global X MSCI China Materials ETF
2020	$57,446	$–	$–	$57,446
2019	149,448	–	–	149,448

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Industrials ETF
2020	$31,434	$–	$–	$31,434
2019	67,864	–	–	67,864
Global X MSCI China Consumer Discretionary ETF
2020	$1,388,311	$–	$–	$1,388,311
2019	3,541,990	–	–	3,541,990
Global X MSCI China Consumer Staples ETF
2020	$136,194	$255	$–	$136,449
2019	13,493	–	–	13,493
Global X MSCI China Health Care ETF
2020	$16,313	$–	$–	$16,313
2019	2,880	–	–	2,880
Global X MSCI China Financials ETF
2020	$1,795,211	$–	$–	$1,795,211
2019	2,438,433	–	–	2,438,433
Global X MSCI China Information Technology ETF
2020	$53,606	$–	$–	$53,606
2019	12,360	–	–	12,360
Global X MSCI China Communication Services ETF
2020	$133,251	$–	$–	$133,251
2019	115,344	–	–	115,344
Global X MSCI China Utilities ETF
2020	$40,333	$–	$–	$40,333
2019	12,312	–	–	12,312
Global X MSCI China Real Estate ETF
2020	$171,559	$–	$–	$171,559
2019	26,242	–	–	26,242
Global X MSCI China Large-Cap 50 ETF
2020	$45,697	$–	$–	$45,697
2019	21,830	–	–	21,830
Global X MSCI Greece ETF
2020	$6,932,583	$–	$–	$6,932,583
2019	7,386,717	–	–	7,386,717
Global X MSCI Norway ETF
2020	$1,003,442	$–	$–	$1,003,442
2019	6,822,589	–	–	6,822,589
Global X DAX Germany ETF
2020	$221,929	$–	$–	$221,929
2019	666,693	10,877	–	677,570
Global X MSCI Portugal ETF
2020	$491,011	$–	$–	$491,011
2019	1,885,103	–	–	1,885,103
Global X MSCI Colombia ETF
2020	$1,868,308	$–	$–	$1,868,308
2019	3,425,053	–	–	3,425,053

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Argentina ETF
2020	$231,396	$–	$–	$231,396
2019	1,862,692	–	–	1,862,692
Global X MSCI Pakistan ETF
2020	$1,334,151	$–	$–	$1,334,151
2019	2,425,569	–	–	2,425,569
Global X MSCI Nigeria ETF
2020	$235,024	$–	$–	$235,024
2019	3,827,441	–	–	3,827,441
Global X MSCI Next Emerging & Frontier ETF
2020	$425,178	$–	$–	$425,178
2019	725,137	–	–	725,137
Global X FTSE Nordic Region ETF
2020	$123,078	$–	$–	$123,078
2019	946,666	–	410,291	1,356,957
Global X FTSE Southeast Asia ETF
2020	$646,024	$–	$–	$646,024
2019	911,494	–	–	911,494

As of October 31, 2020, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI China Industrials ETF
Undistributed Ordinary Income	$40,350	$19,980	$19,074
Capital Loss Carryforwards	(1,668,732)	(2,067,049)	(2,797,414)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(603,911)	47,609	(249,541)
Other Temporary Differences	(3)	1	(6)
Total Accumulated Losses	$(2,232,296)	$(1,999,459)	$(3,027,887)

	Global X Funds
	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Undistributed Ordinary Income	$380,746	$78,878	$7,700
Capital Loss Carryforwards	(74,894,661)	–	(2,145)
Unrealized Appreciation on Investments and Foreign Currency	93,213,747	2,563,484	1,327,713
Other Temporary Differences	(9)	2	2
Total Distributable Earnings	$18,699,823	$2,642,364	$1,333,270

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)
	Global X Funds
	Global X MSCI China Financials ETF	Global X MSCI China Information Technology ETF	Global X MSCI China Communication Services ETF
Undistributed Ordinary Income	$1,091,406	$151,593	$201,302
Undistributed Long-Term Capital Gain	–	11,323	–
Capital Loss Carryforwards	(5,743,192)	–	(5,437,252)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(8,569,328)	3,059,771	(379,057)
Other Temporary Differences	(3)	–	2
Total Distributable Earnings (Accumulated Losses)	$(13,221,117)	$3,222,687	$(5,615,005)

	Global X Funds
	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Large-Cap 50 ETF
Undistributed Ordinary Income	$24,987	$210,764	$36,387
Capital Loss Carryforwards	(47,164)	(99,233)	(79,514)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(110,099)	(822,196)	950,856
Other Temporary Differences	2	1	–
Total Distributable Earnings (Accumulated Losses)	$(132,274)	$(710,664)	$907,729

	Global X Funds
	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X DAX Germany ETF
Undistributed Ordinary Income	$2,897,219	$194,675	$417,979
Capital Loss Carryforwards	(161,240,577)	(35,010,331)	(1,754,293)
Unrealized Depreciation on Investments and Foreign Currency	(133,333,642)	(14,016,289)	(4,132,644)
Other Temporary Differences	(17)	(14)	–
Total Accumulated Losses	$(291,677,017)	$(48,831,959)	$(5,468,958)

	Global X Funds
	Global X MSCI Portugal ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF
Undistributed Ordinary Income	$64,939	$674,782	$–
Capital Loss Carryforwards	(13,171,877)	(84,678,101)	(20,640,114)
Unrealized Depreciation on Investments and Foreign Currency	(9,074,748)	(22,493,582)	(28,996,246)
Late Year Loss Deferral	–	–	(4,715)
Other Temporary Differences	–	(1)	(3)
Total Accumulated Losses	$(22,181,686)	$(106,496,902)	$(49,641,078)

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Pakistan ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Undistributed Ordinary Income	$287,332	$2,258,506	$207,771
Capital Loss Carryforwards	(33,733,889)	(23,600,101)	(24,845,859)
Unrealized Depreciation on Investments and Foreign Currency	(7,052,485)	(8,124,761)	(2,187,103)
Other Temporary Differences	(4)	(5)	–
Total Accumulated Losses	$(40,499,046)	$(29,466,361)	$(26,825,191)

	Global X Funds
	Global X FTSE Nordic Region ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$160,794	$185,783
Capital Loss Carryforwards	(4,780,636)	(6,356,641)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	279,173	(6,831,837)
Other Temporary Differences	(1)	(1)
Total Accumulated Losses	$(4,340,670)	$(13,002,696)

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:u

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Energy ETF	$306,632	$1,362,100	$1,668,732
Global X MSCI China Materials ETF	154,741	1,912,308	2,067,049
Global X MSCI China Industrials ETF	406,049	2,391,365	2,797,414
Global X MSCI China Consumer Discretionary ETF	23,289,728	51,604,933	74,894,661
Global X MSCI China Health Care ETF	–	2,145	2,145
Global X MSCI China Financials ETF	4,791,338	951,854	5,743,192
Global X MSCI China Communication Services ETF	3,702,393	1,734,859	5,437,252
Global X MSCI China Utilities ETF	5,007	42,157	47,164
Global X MSCI China Real Estate ETF	89,342	9,891	99,233
Global X MSCI China Large-Cap 50 ETF	25,430	54,084	79,514
Global X MSCI Greece ETF	73,787,487	87,453,090	161,240,577
Global X MSCI Norway ETF	9,144,185	25,866,146	35,010,331
Global X DAX Germany ETF	694,159	1,060,134	1,754,293
Global X MSCI Portugal ETF	3,551,982	9,619,895	13,171,877
Global X MSCI Colombia ETF	24,852,439	59,825,662	84,678,101
Global X MSCI Argentina ETF	3,431,689	17,208,425	20,640,114
Global X MSCI Pakistan ETF	1,263,376	32,470,513	33,733,889
Global X MSCI Nigeria ETF	6,714,611	16,885,490	23,600,101
Global X MSCI Next Emerging & Frontier ETF	6,113,114	18,732,745	24,845,859
Global X FTSE Nordic Region ETF	1,410,682	3,369,954	4,780,636
Global X FTSE Southeast Asia ETF	2,176,933	4,179,708	6,356,641

During the year ended October 31, 2020 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Industrials ETF	$657	$–	$657
Global X MSCI Portugal ETF	19,310	–	19,310
Global X MSCI Pakistan ETF	22,513	–	22,513
Global X FTSE Nordic Region ETF	36,039	–	36,039

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2020 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Energy ETF	$2,161,143	$22,419	$(626,330)	$(603,911)
Global X MSCI China Materials ETF	1,770,007	424,390	(376,781)	47,609
Global X MSCI China Industrials ETF	2,262,458	436,245	(685,786)	(249,541)
Global X MSCI China Consumer Discretionary ETF	307,821,996	106,456,656	(13,242,909)	93,213,747
Global X MSCI China Consumer Staples ETF	14,815,521	3,106,246	(542,762)	2,563,484
Global X MSCI China Health Care ETF	9,324,660	1,988,773	(661,060)	1,327,713
Global X MSCI China Financials ETF	56,439,274	1,413,984	(9,983,312)	(8,569,328)
Global X MSCI China Information Technology ETF	17,733,804	4,068,332	(1,008,561)	3,059,771
Global X MSCI China Communication Services ETF	17,630,343	3,246,447	(3,625,504)	(379,057)
Global X MSCI China Utilities ETF	1,476,020	89,144	(199,243)	(110,099)
Global X MSCI China Real Estate ETF	8,090,780	341,466	(1,163,662)	(822,196)
Global X MSCI China Large-Cap 50 ETF	4,362,534	1,205,826	(254,970)	950,856
Global X MSCI Greece ETF	245,804,744	7,276,522	(140,610,164)	(133,333,642)
Global X MSCI Norway ETF	47,709,145	1,250,957	(15,267,246)	(14,016,289)
Global X DAX Germany ETF	28,065,860	1,008,218	(5,140,862)	(4,132,644)
Global X MSCI Portugal ETF	25,332,659	1,070,326	(10,145,074)	(9,074,748)
Global X MSCI Colombia ETF	59,317,225	1,637,087	(24,130,669)	(22,493,582)
Global X MSCI Argentina ETF	73,624,528	10,096,834	(39,093,080)	(28,996,246)
Global X MSCI Pakistan ETF	43,580,129	3,065,034	(10,117,519)	(7,052,485)
Global X MSCI Nigeria ETF	49,825,496	4,939,929	(13,064,692)	(8,124,763)
Global X MSCI Next Emerging & Frontier ETF	16,153,708	832,617	(3,019,720)	(2,187,103)
Global X FTSE Nordic Region ETF	23,579,258	4,295,305	(4,016,132)	279,173
Global X FTSE Southeast Asia ETF	27,784,312	269,933	(7,101,770)	(6,831,837)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

Notes to Financial Statements (continued)
October 31, 2020

6. CONCENTRATION OF RISKS (continued)
In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.
Substantially less information  may be publicly available about emerging market country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which a Fund may invest. As such, the potential effect of a transition away from LIBOR on a Fund investments cannot yet be determined.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to

Notes to Financial Statements (continued)
October 31, 2020

6. CONCENTRATION OF RISKS (continued)
foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund, and cause a Fund to decline in value.
Recently the U.S. imposed economic sanctions, which take effect on January 11, 2021, on certain Chinese companies with ties to the Chinese military.  These sanctions may result in the decline of the value and liquidity of these securities and may impair the ability of a Fund to buy, sell, receive or deliver those impacted securities, which may have a negative impact on the Fund’s investments.   In addition, the Fund’s index providers may reconstitute the Fund’s underlying index to exclude the sanctioned securities, which could result in increased portfolio turnover and higher transactions costs.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the

Notes to Financial Statements (continued)
October 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
securities when due, the security lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the  collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of October 31, 2020, the value of the securities on loan was $7,359,469, $166,956, $277,760, $3,532,659, $144,944, $530,714, $2,775,925, $5,901,951 and $256,430 for the Global X China Consumer Discretionary ETF, Global X China Financials ETF, Global X China Communication Services ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X MSCI Portugal ETF,  Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, and Global X FTSE Nordic Region ETF, respectively. The cash collateral received from securities on loan was $7,938,349, $176,011, $278,380, $3,726,527, $152,381, $3,084,626, $2,773,082, $6,234,546 and $268,257 for the Global X China Consumer Discretionary ETF, Global X China Financials ETF, Global X China Communication Services ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X MSCI Portugal ETF,  Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, and Global X FTSE Nordic Region ETF, respectively.
At October 31, 2020, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X MSCI China Consumer Discretionary ETF
Barclays Capital	$69,521	$73,150
BofA Securities, Inc.	267,736	289,710
Goldman Sachs	3,482,467	3,684,850
JPMorgan	1,117,100	1,185,147
Morgan Stanley and Co.	2,257,990	2,531,218
Natl Financial Services Group	164,655	174,274
Global X China Financials ETF
JPMorgan	166,956	176,011
Global X MSCI China Communication Services ETF
UBS Securities LLC	277,760	278,380	(1)

Notes to Financial Statements (continued)
October 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X MSCI Greece ETF
Barclays Capital	910,378	987,950
BofA Securities, Inc.	6,057	6,475
Citigroup	31,080	32,000
JPMorgan	209,195	240,250
Morgan Stanley and Co.	114,219	117,600
UBS AG London Branch	2,261,730	2,342,252
Global X MSCI Norway ETF
BofA Securities, Inc.	5,021	5,551
Credit Suisse	59,446	63,345
Morgan Stanley and Co.	80,477	83,485
Global X MSCI Portugal ETF
BofA Securities, Inc.	434,133	2,983,914
JPMorgan	96,581	100,712
Global X MSCI Colombia ETF
Barclays Capital	103,600	103,600	(1)
Goldman Sachs	2,629,775	2,626,932	(1)
JPMorgan	42,550	42,550	(1)
Global X MSCI Argentina ETF
BofA Securities, Inc.	1,548,035	1,612,470
Goldman Sachs	2,687,898	2,914,876
JPMorgan	1,666,018	1,707,200
Global X FTSE Nordic Region ETF
BofA Securities, Inc.	256,430	268,257
(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.
Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements (continued)
October 31, 2020

8. CONTRACTUAL OBLIGATIONS (continued)
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, each of the Global X MSCI Colombia ETF,  Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April  27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:
Fund Name	Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan ETF	1:4

Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the NAV per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The adoption of this guidance did not have a material impact on the financial statements.

Notes to Financial Statements (concluded)
October 31, 2020

11. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures were required to the financial statements.

12. OTHER MATTER

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the twenty-three funds listed in the table below.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X MSCI Colombia ETF (1)	Global X MSCI Portugal ETF (1)
Global X MSCI Norway ETF (1)	Global X MSCI Pakistan ETF (1)
Global X MSCI China Industrials ETF (1)	Global X FTSE Southeast Asia ETF (1)
Global X FTSE Nordic Region ETF (1)	Global X MSCI Nigeria ETF (1)
Global X MSCI China Consumer Discretionary ETF (1)	Global X DAX Germany ETF (1)
Global X MSCI China Energy ETF (1)	Global X MSCI China Consumer Staples ETF (2)
Global X MSCI China Financials ETF (1)	Global X MSCI China Health Care ETF (2)
Global X MSCI China Communication Services ETF (1)	Global X MSCI China Information Technology ETF (2)
Global X MSCI China Materials ETF (1)	Global X MSCI China Real Estate ETF (2)
Global X MSCI Argentina ETF (1)	Global X MSCI China Utilities ETF (2)
Global X MSCI Greece ETF (1)	Global X MSCI China Large-Cap 50 ETF (2)
Global X MSCI Next Emerging & Frontier ETF (1)

(1) The statements of changes in net assets for each of the two years in the period ended October 31, 2020.
(2) The statements of changes in net assets for the year ended October 31, 2020 and the period December 7, 2018 (date of commencement) through October 31, 2019.

The financial statements of the Global X DAX Germany ETF as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm
(concluded)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers: when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 24, 2020

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

ETFs such as the Funds have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees incurred in the purchase or sale of share of the Fund on the secondary market.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2020 through October 31, 2020.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$1,135.80	0.65%	$3.49
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$1,209.10	0.65%	$3.61
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$1,051.50	0.65%	$3.35
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$1,676.60	0.65%	$4.37
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$1,286.10	0.65%	$3.74
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$1,213.10	0.65%	$3.62
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$1,005.10	0.66%	$3.33
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$1,430.00	0.65%	$3.97
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$1,135.80	0.65%	$3.49
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$1,002.60	0.66%	$3.32
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$979.20	0.66%	$3.28
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Large-Cap 50 ETF
Actual Fund Return	$1,000.00	$1,277.30	0.29%	$1.66
Hypothetical 5% Return	1,000.00	1,023.68	0.29	1.48

Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$941.30	0.58%	$2.83
Hypothetical 5% Return	1,000.00	1,022.22	0.58	2.95

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,099.80	0.50%	$2.64
Hypothetical 5% Return	1,000.00	1,022.62	0.50	2.54

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$1,127.20	0.21%	$1.12
Hypothetical 5% Return	1,000.00	1,024.08	0.21	1.07

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$989.00	0.58%	$2.90
Hypothetical 5% Return	1,000.00	1,022.22	0.58	2.95

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,037.90	0.62%	$3.18
Hypothetical 5% Return	1,000.00	1,022.02	0.62	3.15

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,298.90	0.60%	$3.47
Hypothetical 5% Return	1,000.00	1,022.12	0.60	3.05

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,134.10	1.00%	$5.36
Hypothetical 5% Return	1,000.00	1,020.11	1.00	5.08

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$1,420.70	0.90%	$5.48
Hypothetical 5% Return	1,000.00	1,020.61	0.90	4.57

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,067.60	0.72%	$3.74
Hypothetical 5% Return	1,000.00	1,021.52	0.72	3.66

Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,188.20	0.51%	$2.81
Hypothetical 5% Return	1,000.00	1,022.57	0.51	2.59

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$984.80	0.65%	$3.24
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 29, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from December 1, 2018 through December 31, 2019. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and operated adequately and effectively to manage each Fund’s liquidity risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	77[2]	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	77[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	77[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2020.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	77[2]	None.
Chang Kim 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (since 9/2009).	N/A	None.
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	None.
Eric Griffith[3] One Freedom Valley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	None.
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	None.

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of October 31, 2020, the Trust had eighty-seven investment portfolios, seventy-seven of which were operational.
[3]	This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2020, the Funds have designated the following items with regard to distributions paid during the year.

	Long- Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X MSCI China Energy ETF	0.00%	0.00%	100.00%	100.00%	0.00%	94.61%
Global X MSCI China Materials ETF	0.00%	0.00%	100.00%	100.00%	0.00%	77.79%
Global X MSCI China Industrials ETF	0.00%	0.00%	100.00%	100.00%	0.00%	68.03%
Global X MSCI China Consumer Discretionary ETF	0.00%	0.00%	100.00%	100.00%	4.41%	68.81%
Global X MSCI China Consumer Staples ETF	0.19%	99.81%	100.00%	100.00%	0.00%	22.72%
Global X MSCI China Health Care ETF	0.00%	0.00%	100.00%	100.00%	0.00%	50.62%
Global X MSCI China Financials ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI China Information Technology ETF	0.00%	0.00%	100.00%	100.00%	0.00%	20.05%
Global X MSCI China Communication Services ETF	0.00%	0.00%	100.00%	100.00%	39.87%	66.16%
Global X MSCI China Utilities ETF	0.00%	0.00%	100.00%	100.00%	0.00%	46.27%
Global X MSCI China Real Estate ETF	0.00%	0.00%	100.00%	100.00%	0.00%	23.15%
Global X MSCI China Large-Cap 50 ETF	0.00%	0.00%	100.00%	100.00%	0.78%	91.08%
Global X MSCI Greece ETF	0.00%	0.00%	100.00%	100.00%	0.00%	82.96%
Global X MSCI Norway ETF	0.00%	0.00%	100.00%	100.00%	0.00%	53.33%
Global X DAX Germany ETF	0.00%	0.00%	100.00%	100.00%	0.00%	74.78%
Global X MSCI Portugal ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Colombia ETF	0.00%	0.00%	100.00%	100.00%	0.00%	44.57%
Global X MSCI Argentina ETF	0.00%	0.00%	100.00%	100.00%	0.00%	69.97%
Global X MSCI Pakistan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X MSCI Nigeria ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X Next Emerging & Frontier ETF	0.00%	0.00%	100.00%	100.00%	0.08%	51.41%
Global X FTSE Nordic Region ETF	0.00%	0.00%	100.00%	100.00%	0.00%	95.56%
Global X FTSE Southeast Asia ETF	0.00%	0.00%	100.00%	100.00%	0.00%	51.62%

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X MSCI China Energy ETF	0.00%	0.05%	0.00%	12.71%
Global X MSCI China Materials ETF	0.00%	0.07%	0.00%	0.00%
Global X MSCI China Industrials ETF	0.00%	0.04%	0.00%	0.00%
Global X MSCI China Consumer Discretionary ETF	0.00%	0.30%	0.00%	0.00%
Global X MSCI China Consumer Staples ETF	0.00%	0.00%	100.00%	0.00%
Global X MSCI China Health Care ETF	0.00%	0.00%	100.00%	0.00%
Global X MSCI China Financials ETF	0.00%	0.17%	0.00%	8.10%
Global X MSCI China Information Technology ETF	0.00%	0.00%	100.00%	0.00%
Global X MSCI China Communication Services ETF	0.00%	0.22%	0.00%	12.77%
Global X MSCI China Utilities ETF	0.00%	0.00%	100.00%	0.00%
Global X MSCI China Real Estate ETF	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Large-Cap 50 ETF	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Large-Cap 50 ETF	0.00%	0.07%	0.00%	3.87%
Global X MSCI Norway ETF	0.00%	0.05%	0.00%	12.49%
Global X DAX Germany ETF	0.00%	0.00%	0.00%	22.95%
Global X MSCI Portugal ETF	0.06%	0.06%	0.00%	14.32%
Global X MSCI Colombia ETF	0.00%	0.05%	0.00%	8.15%
Global X MSCI Argentina ETF	0.01%	0.18%	0.00%	0.00%
Global X MSCI Pakistan ETF	0.00%	0.05%	0.00%	17.69%
Global X MSCI Nigeria ETF	0.01%	0.04%	0.00%	48.84%
Global X Next Emerging & Frontier ETF	0.00%	0.07%	0.00%	7.23%
Global X FTSE Nordic Region ETF	0.00%	0.10%	0.00%	0.00%
Global X FTSE Southeast Asia ETF	0.00%	0.05%	0.00%	6.72%

Notice to Shareholders (unaudited)

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)
‘‘U.S. Government Interest’’ represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Interest Related Dividends” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempt from U.S. withholding tax when paid to foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notice to Shareholders (unaudited)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2020, the total amount of foreign source income and foreign tax credit are as follows:
Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X MSCI China Energy ETF	$90,571	$10,030
Global X MSCI China Financials ETF	1,337,228	158,210
Global X MSCI China Communication Services ETF	192,047	19,513
Global X MSCI Greece ETF	5,033,798	279,354
Global X MSCI Norway ETF	1,004,359	143,283
Global X Dax Germany ETF	704,574	66,111
Global X MSCI Portugal ETF	470,782	82,063
Global X MSCI Colombia ETF	2,100,792	165,838
Global X MSCI Pakistan ETF	1,315,236	286,642
Global X MSCI Nigeria ETF	2,569,815	224,363
Global X MSCI Next Emerging & Frontier ETF	406,200	33,122
Global X FTSE Southeast Asia ETF	666,686	46,542

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2020. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

Notes

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-1000

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3  Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,056,304	$0	$0	$915,763	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$330,942	$0	$0	$285,396	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2020	2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $330,942 and $285,396, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.  Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: January 8, 2021

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 8, 2021